UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-223705
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 3	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21697
Amendment No. 136	☑
(Check appropriate box or boxes.)
Nationwide VL Separate Account-G

(Exact Name of Registrant)
Nationwide Life and Annuity Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Marathon® Variable Universal Life Ultra
Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.

Policies where the policy owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Policy owners may elect to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	American Funds Insurance Series® - New World Fund®: Class 2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
•	Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Invesco Oppenheimer V.I. Global Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	M Fund, Inc. - M Capital Appreciation Fund
•	M Fund, Inc. - M International Equity Fund
•	M Fund, Inc. - M Large Cap Growth Fund
•	M Fund, Inc. - M Large Cap Value Fund
•	MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P

•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IA
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
The following general account options are also available under the policy.
•	Fixed interest options:
❍	Fixed Account
❍	Long-Term Fixed Account
•	Indexed interest options:
❍	One Year Multi-Index Monthly Average Indexed Interest Strategy
❍	One Year S&P 500® Point-to-Point Indexed Interest Strategy
❍	One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy

Table of Contents (continued)

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix C: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Specification Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
For additional information, see Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.

Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among general account options and/or variable investment options available in the policy.
The policy currently offers two types of general account options, fixed interest options and indexed interest options, see Risk of Allocating Cash Value to the General Account Options. As general account options, amounts credited to these investment options are dependent on Nationwide’s financial strength and claims paying ability.
The fixed interest options offered under the policy are the Fixed Account and the Long-Term Fixed Account. Both of these options will earn interest daily at an effective annual rate, see Fixed Interest Options. The Long-Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater allocation, transfer, and partial surrender restrictions, see Fixed Interest Options Transfers.
The indexed interest options offered under the policy use the change in value of reference indexes as factors in the calculation of interest credited to Index Segments. Interest is calculated and applied on Index Segment Maturity Dates; however, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for:
•	full and partial surrenders;
•	policy and Rider charge deductions; or
•	policy loans, including due and unpaid policy loan interest charged.
See Indexed Interest Options.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between the fixed interest options and Sub-Accounts daily. Policy owners may request to transfer allocations to the indexed interest options daily that will create one or more Index Segments on the Sweep Date coinciding with or next following the date of the transfer request, see How Index Segments Work. Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.

Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Children's Term Insurance Rider
•	Long-Term Care Rider II
•	Long-Term Care Rider
•	Spouse Life Insurance Rider
•	Accelerated Death Benefit For Terminal Illness Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.

If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Allocating Cash Value to the General Account Options
Interest credited to, and availability of, Cash Value allocated to the general account options (the Fixed Account, Long-Term Fixed Account and indexed interest options) are subject to Nationwide’s financial strength and claims paying ability. The policy owner assumes the risk that interest credited to the general account options may not exceed the guaranteed minimum interest crediting rates.
Additionally, the policy owner assumes the risk that not all allocations to an indexed interest option will result in any interest being credited to an Index Segment. Amounts withdrawn, deducted, or transferred from an Index Segment before the Index Segment Maturity Date, will forfeit any interest that would have been earned, see Indexed Interest Options.
Interest credited to the general account options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
General Account Options Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the general account options. Before the policy's Maturity Date, the policy owner may make transfers to and/or from the general account options without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the fixed interest options. See Transfers for details about restrictions that apply to transfers to and from the fixed interest options. See Indexed Interest Options Transfers for details about restrictions that apply to transfers to and from the indexed interest options.

Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. Except where noted, charges are deducted from the policy's Cash Value as described in How Charges are Deducted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge[1]	Upon making a Premium payment	Maximum: $100 per $1,000 of Premium	Currently: $60 per $1,000 of Premium
Capped Indexed Interest Strategy Charge[2]	Upon creation of an Index Segment in an Indexed Interest Strategy with a cap rate	Maximum: 2.00% of Cash Value applied to create the Index Segment	Currently: 0.50% of Cash Value applied to create the Index Segment
Service Fee[3]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge4†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $46.32 per $1,000 of Specified Amount	Minimum: $1.43 per $1,000 of Specified Amount
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000; Death Benefit Option 1; and a complete surrender of the policy in the first year	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$18.30 per $1,000 of Specified Amount from the policy's Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Percent of Premium Charge shown is the guaranteed maximum rate that may be charged in any policy year, see Percent of Premium Charge.
[2]	Capped Indexed Interest Strategy Charge rates may vary by Indexed Interest Strategy and date on which an Index Segment was created.
[3]	The policy owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[4]	The maximum Surrender Charge calculation assumes: the Insured is a female; issue age 61; tobacco and a full surrender is taken during the first three policy years. The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 0; non-tobacco; and a full surrender is taken during the 10th policy year, see Surrender Charges.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge1†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.01 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge[3]	Monthly	Maximum: $0.42 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.00 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy

Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Per $1,000 of Specified Amount Charge4 †	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.07 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with a Base Policy Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.19 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually and at the time of certain events and transactions	Maximum: 3.90% of outstanding policy loan	Currently: Policy Years 1-10: 3.90% of outstanding policy loan Policy Years 11+: 3.00% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 85; policy year 35; standard tobacco; and any Total Specified Amount. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is either male or female; Attained Age 121; any underwriting classification; any Total Specified Amount; and any policy year on or after the policy anniversary the Insured reached Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[3]	The maximum Percent of Sub-Account Value Charge represents the maximum amount that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts.
[4]	The maximum Per $1,000 of Specified Amount Charge calculation assumes: any policy year; male; issue age 85; any Total Specified Amount; and any Death Benefit Option is in effect. The minimum charge calculation assumes: policy years 1-10; female; standard tobacco; issue age 0; Total Specified Amount of $5,000,000 or more; and Death Benefit Option 1 is in effect.
5
The Policy Loan Interest Charge is described in more detail in Policy Loans.
The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Long-Term Care Rider II Charge1†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an elected benefit percentage of 4%	Monthly	$0.08 per $1,000 of Long-Term Care Rider Specified Amount

Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Long-Term Care Rider Charge2†	Monthly	Maximum: $12.90 per $1,000 of Long-Term Care Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Long-Term Care Rider Net Amount At Risk
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$0.02 per $1,000 of Long Term Care Rider Net Amount At Risk
Spouse Life Insurance Rider Charge3†	Monthly	Maximum: $10.23 per $1,000 of Spouse Life Insurance Rider Specified Amount	Minimum: $0.10 per $1,000 of Spouse Life Insurance Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge4†	Monthly	Maximum: $0.75 per $1,000 of Accidental Death Benefit Rider Specified Amount	Minimum: $0.05 per $1,000 of Accidental Death Benefit Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Waiver of Monthly Deductions Rider Charge5†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an Attained Age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Premium Waiver Rider Charge6†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an Attained Age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit

Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Additional Term Insurance Rider Charges†
Additional Term Insurance Cost of Insurance Charge[7]	Monthly	Maximum: $83.34 per $1,000 of Additional Term Insurance Rider Death Benefit	Minimum: 0.01 per $1,000 of Additional Term Insurance Rider Death Benefit
Representative: an Issue Age 35 male, in the first policy year; preferred non-tobacco with an Additional Term Insurance Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Additional Term Insurance Rider Death Benefit
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge[8]	Monthly	Maximum: $3.14 per $1,000 of Additional Term Insurance Rider Specified Amount	Minimum: $0.07 per $1,000 of Additional Term Insurance Rider Specified Amount
Representative: an Issue Age of 35, in the first policy year, male preferred non-tobacco with an Additional Term Insurance Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000, and Death Benefit Option 1	Monthly	$0.21 per $1,000 of Additional Term Insurance Rider Specified Amount
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Accelerated Death Benefit for Terminal Illness Rider Charge9†
Administrative Expense Charge	Upon invoking the Rider	Maximum: $250.00	Currently: $250.00
Rider Charge	Upon invoking the Rider	Maximum: $200 per $1,000 of Unadjusted Accelerated Death Benefit Payment	Minimum: $30 per $1,000 of Unadjusted Accelerated Death Benefit Payment
Representative: an Insured of any age or sex, an assumed life expectancy of 1 year, an assumed interest rate of 5% and a risk charge of 5%.	Upon invoking the Rider	$100 per $1,000 of Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
[1]	The maximum Long-Term Care Rider II charge assumes: the Insured is a female; Issue Age 80, single non-tobacco; and elected benefit percentage of 4% of the Long-Term Care Specified Amount. The minimum charge assumes: the Insured is either male or female and is Attained Age 100; and any underwriting classification.
[2]	The maximum Long-Term Care Rider Charge assumes: the Insured is a female; Attained Age 99; standard tobacco; with a Substandard Rating table E. The minimum charge assumes: the Insured is either male or female and is Attained Age 100; and any underwriting classification.

[3]	The maximum Spouse Life Insurance Rider Charge assumes: the Rider’s insured is a male; Attained Age 69, standard tobacco, with a Substandard Rating table F, a flat extra charge of $1.25 per $1,000 per month, and a Spouse Life Insurance Rider Specified Amount of $25,000. The minimum charge assumes: the Rider’s insured is female, Attained Age 21, standard non-tobacco, no Substandard Rating or Flat Extra Charge; and a Spouse Life Insurance Rider Specified Amount of $100,000.
[4]	The maximum Accidental Death Benefit Rider Charge assumes: the Insured is Attained Age 69 with a Substandard Rating of table P. The minimum charge assumes: the Insured is Attained Age 5 with no Substandard Rating.
[5]	The maximum Waiver of Monthly Deductions Rider Charge assumes: the Insured is Attained Age 59 with a Substandard Rating of table H. The minimum charge assumes: the Insured is male; Attained Age 18; with no Substandard Rating.
[6]	The maximum Premium Waiver Rider Charge assumes: monthly Premium payments of $1,000; the Insured is female; Attained Age 64; with a Substandard Rating of table H. The minimum charge assumes: monthly Premium payments of $1,000; the Insured is male; Attained Age 18; and any underwriting classification.
[7]	The monthly Additional Term Insurance Rider cost of insurance charge is a product of the Rider's monthly cost of insurance rate and the Rider death benefit. The maximum charge assumes: the Insured is either male or female and Attained Age 119; policy year 75; any underwriting classification with a Substandard Rating of table P; and any Total Specified Amount. The minimum charge assumes: the Insured is female; Issue Age 4; policy year 1; Total Specified Amount of $5,000,000 or more; and Death Benefit Option 1 is in effect.
[8]	The maximum Per $1,000 of Additional Term Insurance Rider Specified Amount charge calculation assumes: any policy year; male; Issue Age 85; any Total Specified Amount; and any Death Benefit Option is in effect. The minimum charge calculation assumes: policy years 1-10; female; standard tobacco; issue age 0; Total Specified Amount of $5,000,000 or more; and Death Benefit Option 1 is in effect.
[9]	The Accelerated Death Benefit for Terminal Illness Rider Charge varies based on prevailing interest rates and the life expectancy of the Insured upon payment of the accelerated death benefit. The maximum Accelerated Death Benefit for Terminal Illness Rider Charge assumes: an interest rate discount of 15%; a risk charge of 5%; and a one year life expectancy for the Insured. The minimum charge assumes: an interest rate discount of 4%; a risk charge of 2%; and a life expectancy for the Insured that is less than or equal to three months.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.15%	6.31%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the general account options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
General Account Options
There are two types of general account options under this policy: the fixed interest options and the indexed interest options. Nationwide's obligations under the fixed interest options and indexed interest options are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts, and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the fixed interest options. For the indexed interest options, Nationwide bears the investment risk of guaranteeing the minimum participation rate, cap rate, floor rate and the maximum spread rate, see Indexed Interest Strategies Interest Crediting.
Note: Interest credited to the general account options on a current basis in excess of the guaranteed minimums is not guaranteed. Nationwide may offer promotional rates for new issues and/or In Force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Because of exemptive and exclusionary provisions, interests in the general account options have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Disclosure regarding the general account options, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Fixed Interest Options
There are currently two fixed interest options available under the policy: the Fixed Account and the Long-Term Fixed Account.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Net Premium allocated and/or Cash Value transferred to the fixed interest options will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
The effective annual rate Nationwide declares for the fixed interest options will never be less than 1.00%. Contact the Service Center for information regarding current fixed interest option interest crediting rates, see Contacting the Service Center.

Interest Crediting on Long-Term Fixed Account
Nationwide anticipates that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate. Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations, see Premium Payments, Partial Surrenders, and Fixed Interest Options Transfers. However, longer investment durations may not always produce higher returns. Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate. The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.
Interest Crediting Risks for Fixed Interest Options
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed minimum interest crediting rate for the fixed interest options. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Cash Value transfers. Interest credited to the fixed interest options alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Restrictions on Transfers to and from the Fixed Interest Options
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed interest options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed interest options, see Fixed Interest Options Transfers for details about restrictions that apply to transfers to and from the fixed interest options.
Indexed Interest Options
Nationwide believes that the indexed interest options are in substantial compliance with the conditions set forth in Section 989J(a) (1) – (3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and, therefore, qualify for an exemption from registration under the federal securities laws because, as Nationwide general account options, the values of the indexed interest options do not vary according to the performance of a separate account. In addition, the products in which the indexed interest options are offered satisfy standard non-forfeiture laws applicable to life insurance. Accordingly, Nationwide has a reasonable basis for concluding that the indexed interest options provide sufficient guarantees of principal and interest through Nationwide’s General Account to qualify for the exclusion from the Securities Act of 1933 provided by Section 3(a)(8).
There are currently three indexed interest options ("indexed interest strategies") available under the policy.
•	The One Year Multi-Index Monthly Average Indexed Interest Strategy uses three indexes, the S&P 500®, The Dow Jones Industrial Average℠, and the NASDAQ-100®. Interest is calculated using a weighted blend of the monthly average performance of these three indices over a one year period.
•	The One Year S&P 500® Point-to-Point Indexed Interest Strategy and the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy use one index, the S&P 500®. Interest is calculated using the performance of the S&P 500® over a one year period.
There is a charge associated with the indexed interest strategies that use a cap rate to calculate interest, see Capped Indexed Interest Strategy Charge.
Indexed Interest Strategies Interest Crediting
The indexed interest strategies use the change in value of designated market indexes ("reference index performance"), and other factors, to calculate interest for Index Segments. The Cash Value in the indexed interest strategies is not actually invested in the stock market or any securities, and does not participate in dividends. Interest credited to the indexed interest strategies will be paid from Nationwide’s general account and will be subject to Nationwide’s financial strength and claims paying ability.
If reference index performance is favorable, the indexed interest strategies offer the potential for greater interest crediting than the fixed interest options. If reference index performance is unfavorable or negative, the indexed interest strategies may credit less than the fixed interest options.
The factors used to calculate Index Segment interest are:

•	The reference index performance from the Sweep Date on which an Index Segment is created to that Index Segment’s maturity date. Each indexed interest strategy has its own method of calculating reference index performance for the Index Segments.
•	One of the following:
❍	a cap rate that is the maximum interest that will be credited to an Index Segment even if reference index performance is greater; or
❍	a spread rate that is the maximum amount by which reference index performance will be reduced, after application of the participation rate, in determining interest credited to an Index Segment.
•	A participation rate that is the percentage of positive reference index performance used up to the cap rate or reduced by the spread rate, as applicable.
•	A floor rate that is the minimum interest that will be credited even if the result of the interest calculation would otherwise be less.
Comparison of Spread Rate versus Cap Rate Versions of Indexed Interest Strategies
Cap rates are used manage the risk Nationwide assumes in guaranteeing indexed interest calculation components in advance and the cost of purchasing financial instruments to support the guarantees. Assessing a capped indexed interest strategy charge when an Index Segment is created allows the cap rate to be set higher than it would be if no charge was assessed. Spread rates are an alternative approach to managing the risk and cost of guaranteeing indexed interest calculation components.
When reference index performance is higher, the capped version of an indexed interest strategy may limit credited interest when compared to the uncapped version of an indexed interest strategy. When reference index performance is low to moderate, the spread rate of an uncapped version of an indexed interest strategy may limit credited interest when compared to the capped version of an indexed interest strategy.
How the One Year S&P 500® Point-to-Point Indexed Interest Strategy and One Year uncapped S&P 500® Point-to-Point Indexed Interest Strategy perform in different hypothetical scenarios using the participation, floor and cap or floor rates shown:
Hypothetical Reference Index Performance	One Year S&P 500® Point-to-Point Indexed Interest Strategy Cap Rate: 10% Participation Rate: 100% Floor Rate: 1.00%	One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy Spread Rate: 4.50% Participation Rate: 100% Floor Rate: 0.25%
-4%	1%	0.25%
6%	6%	1.50%
8%	8%	3.50%
15%	10%	10.50%
32%	10%	27.5%
Based on the assumptions shown, performs best when reference index increases approximately:	0% to 14.50%	14.50% and up
For details regarding the available indexed interest strategies and how Index Segment interest is calculated see Appendix B: Indexed Interest Strategies.
How Index Segments Work
Index Segments are created on Sweep Dates by the allocation of Net Premium, loan repayments, and/or transfer of Cash Value to an indexed interest strategy. Amounts allocated or transferred to an indexed interest strategy are held in the Fixed Account as Pending Sweep Transactions until an applicable Sweep Date, see Indexed Interest Options Transfers and Indexed Interest Options Allocations. Sweep Date frequency may be different for each indexed interest strategy and is subject to change. Nationwide guarantees that Sweep Dates will be offered at least quarterly. Contact the Service Center for information regarding current Sweep Date frequencies, see Contacting the Service Center.
Each Index Segment will have current participation, cap or spread, and floor rates declared at the time an Index Segment is created. Current participation, cap or spread, and floor rates for new Index Segments may vary based on market conditions and the costs associated with guaranteeing the current rates for an Index Segment, but will never be less than the minimum rates stated in the Policy Specification Pages. Once established for an Index Segment, the current participation, cap or spread, and floor rates are guaranteed for the duration of the Index Segment. Contact the Service Center for information regarding current participation, cap or spread, and floor rates, see Contacting the Service Center.
On Index Segment Maturity Dates, reference index performance and interest crediting rates are calculated for the Index Segments. Any resulting interest is then applied to the Index Segment Maturity Value. See Indexed Interest Options Transfers for information regarding reallocation or transfer of the Index Segment Maturity Value.
Interest Crediting Risks for the Indexed Interest Strategies
The policy owner assumes the risk that interest credited to an Index Segment may not exceed the guaranteed minimum floor rate due to unfavorable reference index performance. The policy owner also assumes the risk that interest credited to the indexed interest options may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Additionally, no interest will be credited for amounts deducted from an Index Segment before the Index Segment Maturity Date for full and partial surrenders, policy and Rider charge deductions, for policy loans including due and unpaid policy loan interest charged.
Order of Processing from the Indexed Interest Strategies
When policy and Rider charges, partial surrenders, loans and loan interest are deducted from the indexed interest strategies, they will be deducted in the following order:
(1)	from the Index Segment Maturity Value of any Index Segments of the One Year S&P 500® Point-to-Point Indexed Interest Strategy until exhausted, then
(2)	from the Index Segment Maturity Value of any Index Segments of the One Year Multi-Index Monthly Average Indexed Interest Strategy until exhausted; then
(3)	from the Index Segment Maturity Value of any Index Segments of the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy until exhausted, then
(4)	from any unmatured Index Segments of the One Year S&P 500® Point-to-Point Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted; then
(5)	from any unmatured Index Segments of the One Year Multi-Index Monthly Average Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted; then
(6)	from any unmatured Index Segments of the One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy first from the most recently created Index Segment until it is exhausted, then the next most recently created Index Segment, successively until all Index Segments of that indexed interest strategy are exhausted.
Transfers to and from the Indexed Interest Strategies
Prior to the policy's Maturity Date, the policy owner may make transfers into the indexed interest strategies. These transfers will be in dollars. Requested transfers out of the indexed interest strategies are only permitted on Index Segment Maturity Dates. See Indexed Interest Options Transfers for details about transfers to and from the indexed interest options.
Availability of the Indexed Interest Strategies
Nationwide reserves the right to add one or more indexed interest strategies. Nationwide may also close one or more of the indexed interest strategies to new allocations and transfers. Any existing Index Segments in a closed indexed interest strategy will be permitted to continue until the end of the applicable Index Segment term. Before an indexed interest strategy is closed, Nationwide will provide the policy owner and any assignee with written notice.
If an indexed interest strategy becomes unavailable, any Index Segments Maturity Value that would otherwise be applied to the unavailable indexed interest strategy, will be held in a money market Sub-Account until new written instructions to transfer to another investment option are received from the policy owner.

Discontinuance or Substitution of Reference Indexes
Nationwide may discontinue or substitute a reference index used in an indexed interest strategy if the reference index is no longer published, if the licensing agreement is not renewed by Nationwide or the licensor, or the calculation of the reference index substantially changes. If a reference index is replaced, Nationwide will select a replacement in its sole discretion. Where an indexed interest strategy uses more than one reference index, Nationwide may adjust the method of calculating Index Segment interest, rather than substituting a comparable index. In the event that Nationwide replaces any of the reference indexes or adjusts the method of calculating Index Segment interest for an indexed interest strategy, Nationwide will provide the policy owner and any assignee with written notice.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Interest Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the fixed interest options. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the fixed interest options. Contact the Service Center for information regarding restrictions in effect for the fixed interest options at the time of a Premium payment or transfer request, see Contacting the Service Center.
Fixed Interest Options Restrictions
Transfers to and/or from the fixed interest options may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Fixed Account Restrictions
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted; and
•	A request to transfer Cash Value from the Fixed Account will only be applied to non-Pending Sweep Transaction Cash Value unless the instruction specifically requests a transfer from a Pending Sweep Transaction.
Amounts transferred to the fixed interest options may be credited interest at different rates, see Fixed Interest Options. Transfers from the fixed interest options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Long-Term Fixed Account Restrictions
Nationwide may refuse Premium allocations and transfers to the Long-Term Fixed Account that would cause the Long-Term Fixed Account value to exceed the lesser of: 30% of the policy's total Cash Value as of the close of business on the prior Valuation Period, or $1,000,000.
Transfers involving the Long-Term Fixed Account may be further restricted as follows.
After the first policy year, the total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period, determined looking back from the Valuation Period during which Nationwide received the request, is limited to the greater of:
(1)	$5,000; or
(2)	10% of the policy's Long-Term Fixed Account value as of the last Policy Monthaversary 12 months prior to the Valuation Period during which Nationwide received the request. (If the request is received within one month after the first policy anniversary, the policy's Long-Term Fixed Account value on the Policy Date will be used.) This limit is cumulative and will be determined on a rolling basis. This means that any transfers and/or partial surrenders from the Long-Term Fixed Account during the 12 months prior to the Valuation Period during which Nationwide received the request will be deducted from the available amount. Information needed to calculate the available amount for transfer can be obtained by contacting the Service Center, see Contacting the Service Center.
Nationwide may further limit or refuse transfers to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards. In addition, Nationwide does not allow transfers from the Long-Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs if available.
Combined Fixed Interest Option Restriction
Nationwide may refuse Net Premium allocations or transfers of Cash Value that would cause the aggregate Cash Value allocated to the fixed interest options to be greater than 50% of the policy's total Cash Value.

Amounts transferred to the fixed interest options may be credited interest at different rates, see Fixed Interest Options. Transfers from the fixed interest options will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Indexed Interest Options Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers to the indexed interest options. These transfers will be in dollars.
Transfers from the indexed interest options are restricted as follows:
•	Transfers from the indexed interest options are not permitted, except for Index Segment Maturity Value on Index Segment Maturity Dates.
Transfers to the indexed interest options are processed as follows:
•	Transfers to the indexed interest options are applied to the Fixed Account as a Pending Sweep Transaction on the day on which the transfer request is received.
•	The policy owner may change instructions for, or transfer, Pending Sweep Transaction amounts at any time prior to the end of business on the applicable Sweep Date.
•	On the applicable Sweep Date, after processing for monthly deductions and other policy charges, loans and partial surrenders, Pending Sweep Transactions are allocated to the indexed interest strategies according to the transfer instructions in effect on the Sweep Date.
Transfer of Index Segment Maturity Value
•	On Index Segment Maturity Dates, Index Segment Maturity Value (in excess of any amount required to satisfy monthly deductions and other policy charges assessed, partial surrenders, and/or amounts transferred to the policy loan account) will be transferred to policy investment options according to your allocation instructions in effect for Index Segment Maturity Value, subject to the terms and conditions described in Transfers Among and Between the Policy Investment Options.
•	Any Index Segment Maturity Value that cannot be applied to the Long-Term Fixed Account and/or Fixed Account due to applicable transfer restrictions, will be held in a money market Sub-Account until new instructions are received.
•	If the policy owner has not provided specific instructions for transfer of Index Segment Maturity Value, it will be applied to create a new Index Segment in the same indexed interest strategy from which it matured.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Specification Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, Long-Term Fixed Account, or the indexed-interest options, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.

Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide normally uses the medical or paramedical method to assign underwriting classes, which may require a medical examination. Nationwide may also offer an accelerated underwriting option with limited underwriting classes that generally does not require a medical examination, if the proposed Insured qualifies. If offered, prospective purchasers may opt out of accelerated underwriting for normal underwriting which can result in a more or less favorable underwriting classification and accordingly lower or higher policy charges. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Specification Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured’s age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Specification Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain

In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the fixed interest options as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and fixed interest options based upon the allocation instructions in effect at the time.
Net Premium allocated to the indexed interest options will be applied to the Fixed Account until the next applicable Sweep Date after the right to cancel period expires.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance. Refunds of Premium will be processed from the policy investment options in the order described in How Monthly Deductions Are Processed.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated to the Sub-Accounts and fixed interest options according to the allocation instructions in effect at the time the Premium is received, subject to the following limitations on fixed interest options allocations:

(1)	Nationwide may refuse Premium allocations, including initial Premium, to the fixed interest options that would cause the total value of amounts allocated to the fixed interest options to exceed 50% of your policy's total Cash Value; and
(2)	Net Premium allocations to the Long-Term Fixed Account, including initial Premium, will not be permitted:
(a)	to exceed $500,000 in any 12 month period (determined on a rolling basis considering any Premium payment allocations during the 12 months prior to the Valuation Period during which we receive a Premium payment); and/or
(b)	if, at the time the Premium is received, it would cause the policy's Long-Term Fixed Account value to exceed $1,000,000.
Nationwide may further limit or refuse Premium payments to the Long-Term Fixed Account on a prospective basis at any time. Generally, this right will be invoked when interest rates are low by historical standards.
Premium allocations to the indexed interest options will be applied to the Fixed Account as a Pending Sweep Transaction on the day they are received. On the applicable Sweep Date, Pending Sweep Transactions will be allocated to the indexed interest strategies, after processing for monthly deductions and other policy charges, loans and partial surrenders, according to the allocation instructions in effect on the day on which the Net Premium was received, unless changed by any transfer requests received in the meantime.
The policy owner may change how future Premium will be allocated at any time while the policy is In Force by notifying Nationwide in writing.
Conditional Credit
The policy is eligible for a conditional credit if an accumulated premium test (described below) is satisfied on the eligibility date stated in the Policy Specification Pages. The eligibility date will be the beginning of the eleventh policy year for all policies.
Eligibility for the credit ends if the accumulated premium test is not satisfied on the eligibility date or upon termination of the policy, see Terminating the Policy.
The accumulated premium test is met if on the eligibility date the total premium paid minus any loans, partial surrenders, or returned premium is greater than or equal to the sum of the required monthly premium in effect for each respective month the policy has been In Force. The required monthly premium varies by the Insured’s sex, Issue Age and underwriting classifications, the Total Specified Amount, elected Riders and any coverage changes. The required monthly premium is stated in the Policy Specification Pages. The guaranteed minimum credit is 0.40% on an annualized basis. Any credit paid will not be recaptured for any reason. For tax purposes, the credit is considered Investment Experience, not premium.
Nationwide may discontinue offering this credit at any time on a prospective basis for new issues.
The credit, if payable, will be calculated and applied as follows:
•	Beginning on the eligibility date stated in the Policy Specification Pages, and on each Policy Monthaversary when the policy is In Force and not in a Grace Period thereafter, Nationwide will apply the credit to the policy.
•	The monthly credit is equal to the Cash Value, minus any Indebtedness, multiplied by the credit percentage.
•	The credit is applied according to your then current allocation instructions for Net Premium except any allocation to the Index Interest Strategies. Any credit amounts that would otherwise be allocated to the Indexed Interest Strategies will instead be applied to the Fixed Account.
There is no separate additional charge for this credit feature. If a credit is paid, Nationwide will provide the credit through a reduction in its profit.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the general account options, including credited interest; and

•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value or Lapse protection provided by the Guaranteed Policy Continuation Provision would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Per $1,000 of Specified Amount Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown in the Policy Specification Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a policy owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts or the interest crediting rate of the Long-Term Fixed Account or the indexed interest strategies;
•	any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•	a percent of Sub-Account value charge will no longer be deducted; and

•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Service Fee.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.

Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Specification Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Specification Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating and Base Policy Specified Amount, whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
How Monthly Charges are Deducted
The Percent of Sub-Account Value Charge is deducted proportionally from the Cash Value in the Sub-Accounts, unless Directed Monthly Deductions are elected. All other monthly charges, unless the policy owner elects Directed Monthly Deductions, are taken from the policy investment options successively until each is exhausted in the following order: first proportionally from the Sub-Accounts, then from the Fixed Account, excluding Pending Sweep Transactions, then from the Pending Sweep Transactions, then from the Long-Term Fixed Account, then from the indexed interest strategies as described in Order of Processing from the Indexed Interest Strategies, see Indexed Interest Options. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how loan interest is credited and charged, see Policy Loans.
Percent of Premium Charge
Nationwide deducts a percent of Premium charge from each Premium payment applied to a policy. The percent of Premium charge is intended to compensate Nationwide for federal and state taxes including Premium taxes, distribution expenses, expenses related to the sale and issuance of the policy, funding the required reserve associated with the policy, and to provide a margin for profit. The Premium tax component is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
The percent of Premium charge rate may vary by the length of time since the Policy Date, the Insured's Issue Age, sex, rate class, rate type, rate class multiple, any monthly flat extra rating, the policy's Specified Amount and coverage provided by any elected riders, and Premium paid to date.
On a guaranteed basis, the maximum percent of Premium charge rate is 10%. Currently, Nationwide charges 6% of each Premium.
Nationwide may waive some or all of the percent of Premium charge on the initial Premium paid into a policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
Capped Indexed Interest Strategy Charge
A capped indexed interest strategy charge is assessed at the time an Index Segment is created in one of the indexed interest strategies that uses a cap rate to calculate Index Segment interest. The charge will be deducted from the amount being applied to the Index Segment. This charge is intended to compensate Nationwide for the costs of hedging and investment related expenses associated with the capped indexed interest strategies. The capped indexed interest strategy charge is calculated by multiplying the dollar amount applied to a capped indexed interest strategy by the applicable capped indexed interest strategy charge rate. The capped indexed interest strategy charge rates may vary by capped indexed interest strategy and the date on which an Index Segment is created, but will never exceed 2.00%. On a current basis, the charge will be no more than the current floor rate for an Index Segment minus 0.25%.

Service Fees
Nationwide may charge a fee to cover the administrative cost of processing certain policy owner service requests such as requests for:
•	policy loans;
•	copies of transaction confirmations and statements; and
•	illustrations of future benefits and values.
Although Nationwide currently waives service fees, it may elect in the future to assess a service fee. The guaranteed maximum service fee is $25.00 per request. Service fees are not deducted from the policy and must be paid by check or money order at the time the service is requested. In the event Nationwide charges a fee for an illustration of future benefits and values, one report per policy year will be provided free of charge.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.
Surrender Charge
A surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified Amount, see Base Policy Specified Amount Decreases. Surrender charges are deducted from the policy investment options in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. The surrender charge is intended to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount (referred to as segments) will each have their own separate surrender charge table in the Policy Specification Pages. The surrender charge for each Base Policy Specified Amount segment, when added together, will equal the total surrender charge.
The surrender charge for each Base Policy Specified Amount segment of coverage may vary by the Insured's Attained Age, sex, rate class, rate type, any Substandard Rating, and the segment's Specified Amount on the Policy Date or date an increase segment becomes effective, Premium, and length of time a segment has been in effect.
Generally, surrender charges will be greater for Insureds who are older or have a tobacco rate type and less for Insureds who are younger or have a non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. A policy owner should request an illustration from his/her registered representative to determine how various levels of coverage impact the policy’s surrender charge.
When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage.
The actual surrender charge deducted will be a decreasing percentage of the initial surrender charge for each Base Policy Specified Amount segment of coverage. The surrender charge schedule for policies with first year premium less than $25,000 is as follows:

Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:
Surrender Charge, as a percentage of the initial Surrender Charge
1	100%
2	100%
3	100%
4	87.5%
5	75.0%
6	62.5%
7	50.0%
8	37.5%
9	25.0%
10	12.5%
11 and thereafter	0.0%
*	The surrender charge duration may vary based on the law in the state where the policy is issued.
Nationwide will provide a large case surrender charge schedule with lower surrender charges during the first four Policy Years for policies with first year premium equal to or greater than $25,000, as follows:
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:
Surrender Charge, as a percentage of the initial Surrender Charge
1	0.0%
2	10.0%
3	25.0%
4	43.75%
5	75.0%
6	62.5%
7	50.0%
8	37.5%
9	25.0%
10	12.5%
11 and thereafter	0.0%
*	The surrender charge duration may vary based on the law in the state where the policy is issued.
Base Policy Specified Amount Decrease
For purposes of determining the applicable surrender charge, requested decreases of the Base Policy Specified Amount will be treated as coming from the most recent increase first. Partial decreases of the Base Policy Specified Amount will result in a proportional surrender charge deduction.
Base Policy Specified Amount decreases that occur as a result of a partial surrender or change in death benefit option will not be assessed a surrender charge at the time of the policy change. Instead, the surrender charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all surrender charges, including any deferred surrender charge, will be deducted.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits to be paid under the policy, compensation for assuming lapse and investment risks, with a margin for profit and overall expenses.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The Net Amount At Risk for an In Force policy will vary by factors including the Base Policy Specified Amount, Total Specified Amount (if applicable),death benefit option, elected life insurance qualification test, and the policy’s Cash Value, including Investment

Experience, interest crediting, payment of Premium, partial surrenders, and policy and Rider charges. The cost of insurance rate will vary by the Insured's sex, issue age, underwriting class, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown in the Policy Specification Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and each Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Specification Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Percent of Sub-Account Value Charge
The Percent of Sub-Account Value Charge is deducted monthly as described in How Monthly Charges are Deducted. The charge may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge is intended to compensate Nationwide for assuming the risk associated with mortality, operational expenses, regulatory changes, and state and federal taxes, with a margin for profit and overall expenses. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Percent of Sub-Account Value Charge is equal to an annualized rate of $5.00 per $1,000 of all Cash Value allocated among the policy’s Sub-Accounts for all policy years. The Percent of Sub-Account Value Charge that is currently assessed is $0.00.
This means that on a current basis, the Percent of Sub-Account Value Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to compensate Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $10 per month in all policy years. The maximum guaranteed charge is $20 per month in all policy years.
Per $1,000 of Specified Amount Charge
A per $1,000 of Specified Amount charge is deducted monthly as described in How Monthly Charges are Deducted. The per $1,000 of Specified Amount charge is intended to compensate Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the policy, with a margin for profit and overall expenses.

The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount will each have their own respective charge rate. Once a charge rate has been established for a Base Policy Specified Amount segment of coverage, it will remain the same for the life of the policy regardless of any changes to the policy. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, Nationwide may charge less than the guaranteed maximum rate.
The monthly per $1,000 of Specified Amount charge rate for each Base Policy Specified Amount segment of coverage may vary by the Base Policy Specified Amount, Total Specified Amount, Insured’s Attained Age, and death benefit option, sex, rate class, rate type, and any Substandard Ratings in effect on the Policy Date or effective date of an increase.
Monthly per $1,000 of Specified Amount charge rates are generally lower for Insureds who are younger and in good health, larger Total Specified Amounts, and policies with Death Benefit Option 1. A policy owner should request an illustration from his/her financial professional to determine how various levels of coverage, and Death Benefit option impact the cost of the policy.
The charge is calculated by dividing the Base Policy Specified Amount in effect on the Policy Date, and the amount of each increase in the Base Policy Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The charges for each Base Policy Specified Amount segment, when added together, will equal the total monthly per $1,000 of Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed.
Nationwide may assess the monthly per $1,000 of Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 10 years measured from the Policy Date for the initial Base Policy Specified Amount or the effective date of any increase of the Base Policy Specified Amount.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (percent of premium charge, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum (145% of Premiums paid during the first two Policy Years up to the Commissionable Target Premium, plus 5% of any Premium paid in excess of the Commissionable Target Premium during the first two Policy Years, and 5% of Premium paid after the second Policy Year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners, see Variable Investment Options and Addition, Deletion or Substitution of Mutual Funds.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and

•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
When this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the . The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Specification Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.

Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children’s Term Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider II
Subject to Nationwide's underwriting approval, the Long-Term Care Rider II may be purchased at any time while the policy is In Force. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for this Rider.
There is a right to cancel associated with the Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider II Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider II Benefit
The benefit associated with the Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit. Benefit payments represent an advance of a portion of the Total Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider II has no Cash Surrender Value and no loan value.
This Long-Term Care Specified Amount elected must be at least $100,000 and no more than the maximum dollar amount determined in underwriting and stated in the Policy Specification Pages. The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:
(1)	an elected percentage, 2%, 3%, or 4% of Long-Term Care Specified Amount in effect; or
(2)	twice the applicable per diem amount allowed by the Health Insurance Portability and Accountability Act (HIPAA) multiplied by thirty; or
(3)	1/12 of the maximum lifetime long-term care benefit, which is the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness
The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to the Long-Term Care Specified Amount, Base Policy Specified Amount or Total Specified Amount, changes to the HIPAA per diem amount, or Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the benefit amount available in succeeding months.

Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment; or (2) unable to perform without substantial assistance at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the Insured's medical records and physical examinations of the Insured.
In addition, a 90-day waiting period beginning the day after the Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If the Insured does require qualified long-term care services over a continuous 90 day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once while the Rider is in effect.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider II on the Policy and other Riders
While Long-Term Care Rider II benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider II Charge: The Long-Term Care Rider II charge will be waived while Long-Term Care Rider II benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider II benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: If the policy is not being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the total amount of Rider benefits paid will be subtracted from the Total Specified Amount or Cash Value in calculating the Death Benefit.
If the policy is being kept In Force by the Rider's policy lapse protection feature at the time of the Insured's death, the Death Benefit will be calculated using the Long-Term Care Rider Specified Amount. This will reduce the Death Benefit, unless the Long-Term Care Rider Specified Amount equals the Total Specified Amount. The total amount of Rider benefits paid will be subtracted from the Long-Term Care Specified Amount or Cash Value in calculating the Death Benefit. Additionally, no benefits will be paid under the Accidental Death Benefit Rider, if applicable. To avoid any reduction of the Death Benefit the policy owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.
•	Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and the Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.

Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider II benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Referral Service
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Terminating the Rider
The Rider will terminate when the policy reaches its original Maturity Date, the Insured dies, the Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider benefits will no longer be available, except as described below, and the Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, see Impact of Invoking the Long-Term Care Rider on the Policy and other Riders.
Long-term care benefits can be claimed after termination, if the Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments will end when the maximum lifetime long-term care benefit has been paid.
Long-Term Care Rider II Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount. Each increase of the Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Issue Age, the effective date of coverage, elected maximum monthly benefit determination percentage, underwriting classification, any Substandard Ratings.
The Long-Term Care Rider II Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Long-Term Care Rider
Availability
This Rider is only available for new or In Force policies in states where the Long-Term Care Rider II is not approved. Contact the Service Center for information regarding availability.
Subject to availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force. If purchased six months or more after the Policy Date, Nationwide will require new evidence of insurability. Underwriting and approval of the Long-Term Care Rider are separate and distinct from underwriting and approval of the policy and Additional Term Insurance Rider. Therefore, it is possible that the underwriting risk class for the Long-Term Care Rider could differ from the policy and Additional Term Insurance Rider or that an Insured could qualify for the policy and Additional Term Insurance Rider and still be declined for the Long-Term Care Rider.

There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be refunded as a credit to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of the 10% residual Death Benefit. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Long-Term Care Rider applicable to the policy.
Long-Term Care Rider Benefit
The benefit associated with the Long-Term Care Rider is that, upon the Insured meeting certain eligibility requirements, the policy owner is paid a monthly benefit to assist with the Insured’s expenses associated with nursing home care or home health care. Benefit payments represent an advance of a portion of the Total Specified Amount which will ultimately reduce the Cash Surrender Value and Death Benefit. The Long-Term Care Rider has no Cash Surrender Value and no loan values.
The Long-Term Care Specified Amount elected must be at least 10% of the Total Specified Amount and no more than 100% of the Total Specified Amount. The maximum monthly benefit, which is determined by Nationwide at the time a request for benefits under the terms of the Rider is submitted, will be the lesser of:
(1)	2% of Long-Term Care Specified Amount in effect; or
(2)	the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month.
The maximum lifetime benefit under any combination of home health care benefits and long-term care facility benefits is equal to the lesser of the Long-Term Care Specified Amount or the Total Specified Amount minus Indebtedness.
A policy owner may request to receive a monthly benefit less than the maximum subject to any minimum monthly benefit. Choosing a lesser amount could extend the length of the benefit period of the Long-Term Care Rider.
Decreases in the Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount only if the Total Specified Amount is less than the Long-Term Care Specified Amount after the decrease.
Invoking the Rider
To invoke this Rider, the Insured must be certified by a licensed health care practitioner as: (1) having a severe cognitive impairment or (2) unable to do at least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide.
In addition, a 90-day waiting period, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retrospectively paid for the elimination period. The elimination period can be satisfied by any combination of days of long-term care facility stay or days of home health care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while the Rider is in effect. The benefit associated with the Rider may not cover all long-term care costs incurred. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner, see Taxes. See a tax advisor about the use of this Rider.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, non-organic mental or psychoneurotic disorders, or war. The Rider also does not cover preexisting conditions not disclosed in the application if the need for services begins during the first six months after the Rider effective date.
Impact of Invoking the Long-Term Care Rider on the Policy and other Riders
While Long-Term Care Rider benefits are being paid, the following are not permitted: loans, partial surrenders, changes to the Base Policy Specified Amount or Total Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•	Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge will be waived while Long-Term Care Rider benefits are being paid; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.

•	Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for other In Force Riders. Premium requirements for any death benefit guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, additional Premium may be necessary to prevent the policy from Lapsing.
•	Death Benefit: The total amount of Rider benefits paid will be subtracted from the Total Specified Amount in calculating the Death Benefit. If the remaining Death Benefit is less than 10% of: the base Policy Specified Amount minus any Indebtedness when the Insured dies and the Rider is In Force, a residual Death Benefit of: 10% of the base Policy Specified Amount minus any Indebtedness will be paid.
•	Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of Long-Term Care benefits paid at the time a request is received.
•	Specified Amount Decreases: Decreases in the Base Policy Specified Amount or Total Specified Amount will result in a corresponding decrease in the Long-Term Care Specified Amount if the Base Policy Specified Amount or Total Specified Amount would otherwise be less than the Long-Term Care Specified Amount after the decrease.
•	Accelerated Death Benefit for Terminal Illness Rider: The total amount of long-term care benefits paid will be subtracted from the Death Benefit amount available to be accelerated if the Insured is terminally ill.
Terminating the Rider
This Rider will terminate when the policy matures, the Insured dies, the Overloan Lapse Protection Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Long-Term Care Referral Service
If the Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
If the Rider is elected, the policy owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Claims
Written notice of a claim must be given within 30 days after the Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms the Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The policy owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have the Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Rider Charge
A monthly charge is deducted from the Cash Value if this Rider is elected. The charge compensates Nationwide for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider Charge is the product of a long-term care cost of insurance rate and the lesser of the Long-Term Care Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on Nationwide’s expectations as to the Insured’s potential need for long-term care over time and will vary by the Insured's sex, Attained Age (in some states Issue Age), underwriting class, and any Substandard Ratings.
The Long-Term Care Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider Charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value and Death Benefit.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
Availability
For policies with applications signed on or after May 1, 2020, the Spouse Life Insurance Rider is no longer available for election for new issues or post-issue election.
For policies with applications signed prior to May 1, 2020, this Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and

(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accelerated Death Benefit for Terminal Illness Rider
The benefit associated with the Accelerated Death Benefit for Terminal Illness Rider is the ability to accelerate receipt of a portion of the Base Policy Specified Amount in the form of a one-time, lump sum, advance payment if the Insured has a non-correctable terminal illness. A terminal illness is an illness diagnosed by a licensed physician where the Insured’s remaining life expectancy is 12 months or less (24 months or less in some states). The accelerated death benefit payment can be used for any purpose.
The Rider is elected and therefore attached to the policy at the time a claim is made and approved by Nationwide. The Rider is effective on the date Nationwide approves the claim.
Note: The receipt of accelerated death benefits may be taxable. The eligibility of the recipient to receive Medicaid or other government provided benefits may be adversely impacted. Prior to accepting accelerated death benefits, a tax advisor and applicable social service agencies should be consulted. The following restrictions on coverage apply to the Rider:
•	The Rider only applies to coverage on the Insured under the base policy. It does not apply to any available Riders or insureds named under such Riders.
•	The effective date of the Rider must be at least two years before the Maturity Date.
•	Benefit amounts to be accelerated must not be subject to the policy’s incontestability period (two years from the date coverage is effective).
•	Requested Percentage must not exceed fifty percent (50%) of the Base Policy Specified Amount.
•	The Base Policy Specified Amount after processing of the acceleration request on the Rider effective date must be greater than or equal to the minimum Base Policy Specified Amount for the policy. In addition, Nationwide reserves the right to require the remaining Base Policy Specified Amount to be at least $50,000 after processing of the acceleration request on the Rider effective date.
•	The amount of the accelerated death benefit payment must be at least $10,000 and cannot exceed $250,000.
•	A signed acknowledgment of concurrence with the payment must be received from all assignees, irrevocable beneficiaries, and other interested parties under the policy.
•	The accelerated Death Benefit may not be used if it is subject under law to the claims of any creditors.
If the accelerated death benefit payment is made, policy values including Base Policy Specified Amount, Cash Value, Indebtedness (if any), required Premium (if any), and policy charges WILL BE REDUCED on the Rider effective date. Consequently, policy values on which other policy features and benefits available under other Riders are based will also be reduced. Nationwide will provide a Rider specification page that shows the effect of the Unadjusted Accelerated Death Benefit Payment on policy values.

Accelerated Death Benefit for Terminal Illness Rider Charges
Two charges are assessed in connection with the Rider at the time the benefit payment is processed: an Administrative Expense Charge and a Rider Charge. The Administrative Expense Charge will be deducted from the Unadjusted Accelerated Death Benefit Payment to compensate Nationwide for claims processing and other administrative expenses.
The Rider Charge has two components: the interest rate discount component and the risk charge component. The risk charge component is not applicable in some states. The interest rate discount compensates Nationwide for acceleration of the payment of the Base Policy Specified Amount. It adjusts the Base Policy Specified Amount to its present value. The interest rate discount is shown on the Rider specification page.
The interest rate used for the interest rate discount component will never be greater than 15%. The interest rate is calculated using the greater of: (1) the current yield on 90-day treasury bills; or (2) the maximum statutory adjustable loan interest rate which is the greater of the Moody’s Corporate Bond Yield – Monthly Average Corporates or the Guaranteed Cash Surrender Value Interest Rate plus 1%. In the event that Moody’s Corporate Bond Yield- Monthly Average Corporates is no longer published, Nationwide will use a substantially similar average, established by the applicable state’s insurance Commissioner.
The risk charge component of the Rider Charge reflects the premature payment of a portion of the policy’s Death Benefit, Cost of Insurance Charge, and other policy charges that would have been due for coverage corresponding to the accelerated death benefit payment during the 12-month period following the Rider effective date. The risk charge component also covers the risk that the Insured might live longer than a 12-month period. The risk charge component is equal to the Unadjusted Accelerated Death Benefit Payment times the risk charge percentage shown on the Rider specification page. The maximum risk charge percentage is 5%.
This Rider provides a ten day right to cancel (examination right). If the Rider is canceled and the benefit payment is returned, the Rider charges will be refunded to the policy.
Calculation of the Accelerated Death Benefit
When making a claim for acceleration of the Death Benefit, a policy owner must elect a percentage of the Base Policy Specified Amount to receive. This elected percentage of the Base Policy Specified Amount is referred to as the "Requested Percentage."
The net amount of the accelerated Death Benefit is determined by taking the product of the Requested Percentage and Base Policy Specified Amount and then subtracting: (1) the Rider Charge; (2) Administrative Expense Charge; (3) the product of the Requested Percentage and Indebtedness, and (4) any unpaid Premium if applicable.
The benefit is calculated in accordance with the formula below:
ADB	=	[RP (SA)] – [RC + (RP x OPL) + UP + AEC]
Where:
ADB	=	Accelerated Death Benefit
RP	=	Requested Percentage
SA	=	Base Policy Specified Amount at the time the benefit is calculated
RC	=	Rider charge
OPL	=	outstanding policy loans on the date the benefit is calculated
UP	=	any unpaid Premium which is the amount of any Premium that might be due or payable if the policy is in a Grace Period on the date the benefit is calculated
AEC	=	Administrative Expense Charge
For example: Assume the Base Policy Specified Amount is $100,000 and the Requested Percentage of the Base Policy Specified Amount is 50%. Also assume that there are aggregate outstanding policy loans in the amount of $10,000 and there is unpaid Premium of $500. The charges in this example are: (1) $3,500 aggregate for the Rider Charge; and (2) $250 for the Administrative Expense Charge.

Using the above assumptions, here is how the accelerated Death Benefit would be calculated.
ADB	=	[50% x $100,000)] – [$3,500 + (50% x $10,000) + $500 + $250]
ADB	=	[$50,000] – [$3,500 + $5,000 + $500 + $250]
ADB	=	[$50,000] – [$9,250]
ADB	=	$40,750
Eligibility and Conditions for Payment
The following eligibility and conditions apply for payment under the Rider:
•	The Rider only applies to the single Insured under the base policy. The accelerated Death Benefit coverage does not apply to any insurance elected via Rider under the policy.
•	Requests for an application for the accelerated Death Benefit under the Rider must be received at the Service Center. Once Nationwide receives the request for an application, the forms necessary for filing a claim for the accelerated death benefit payment will be provided. Nationwide must receive the application for benefits under the Rider at the Service Center in writing.
•	Nationwide must receive satisfactory evidence that the Insured has a non-correctable terminal illness as defined in the Rider. Satisfactory evidence includes a certification from a physician licensed in the United States that the Insured has a non-correctable terminal illness as defined in the Rider. A certifying physician cannot be the Insured, policy owner, beneficiary or a relative of any of these parties. Nationwide may obtain additional medical opinions and may choose to rely on the opinion of a physician acceptable to both parties, to the exclusion of the Insured’s certifying physician, to determine whether the terminal illness condition is satisfied.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).

Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the Overloan Lapse Protection Rider is invoked;

•	the date the policy terminates; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
•	Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Additional Term Insurance Rider Charges
A monthly Additional Term Insurance Rider cost of insurance charge and a monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge will be deducted if the Rider is elected. These charges are deducted monthly as described in How Monthly Charges are Deducted. Because these charges are deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Cost of Insurance Charge
The Additional Term Insurance Rider cost of insurance charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
Per $1,000 of Additional Term Insurance Rider Specified Amount Charge
The per $1,000 of Additional Term Insurance Rider Specified Amount charge is compensates Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the Rider.
The Additional Term Insurance Rider Specified Amount when the Rider issued and any increase of the Additional Term Insurance Rider Specified Amount will each have their own respective charge rates. Once a guaranteed charge rate has been established for an Additional Term Insurance Rider Specified Amount segment of coverage, it will remain the same while the Rider remains In Force regardless of any changes to the Additional Term Insurance Rider Specified Amount. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, we may charge less than the guaranteed maximum rate.
The per $1,000 of Additional Term Insurance Rider Specified Amount charge rate for each per $1,000 of Additional Term Insurance Rider Specified Amount segment of coverage may vary by the per $1,000 of Additional Term Insurance Rider Specified Amount, Total Specified Amount, Insured’s Attained Age, and death benefit option in effect, sex, rate class, rate type, and any Substandard Ratings in effect when the Rider is issued or effective date of an increase.
Monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge rates are generally lower for Insureds who are younger and in good health, larger Total Specified Amounts, and policies with Death Benefit Option 1. A policy owner should request an illustration from his/her financial professional to determine how various levels of coverage and Death Benefit option impact the cost of the policy.
The charge is determined by dividing the Additional Term Insurance Rider Specified Amount in effect on the Rider’s effective date, and the amount of each increase in the Additional Term Insurance Rider Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates.

The charges for each Additional Term Insurance Rider Specified Amount segment, when added together, will equal the total monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed.
Nationwide may assess the monthly per $1,000 of Additional Term Insurance Rider Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 7 years measured from the Rider’s effective date for the initial Additional Term Insurance Rider Specified Amount or the effective date of any increase of the Additional Term Insurance Rider Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the Overloan Lapse Protection Rider is invoked, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the

Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
to any other Sub-Account or the indexed interest strategies. Certain Sub-Accounts or indexed interest strategies may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information and Appendix B: Indexed Interest Strategies for details on Sub-Account and indexed interest strategy availability. Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units or Index Segments when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) and general account options based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the general account options is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.

Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;

(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Long-Term Care Rider II and the Long-Term Care Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the general account options less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide’s general account). Transferring Cash Value to the policy loan account reduces the policy owner’s investments in the Sub-Accounts, fixed interest options, and indexed interest options. Unless the policy owner requests transfer from a single Sub-Account or the

Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated in the Policy Specification Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the general account options.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and credit interest earned on collateral to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.

Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because the Percent of Premium Charge is deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will first be applied to repay any portion of the outstanding loan balance that was transferred from the Long-Term Fixed Account first, Nationwide may require any portion of a loan transferred from the Fixed Account to be repaid to the Fixed Account. Any remaining amount will be applied to the Sub-Accounts, fixed interest options, and indexed interest options according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Allocations of loan repayments to the fixed interest options are subject to the same restrictions as Premium, see Premium Payments.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Death Benefit Guarantee Period shown in the Policy Specification Pages. During the Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Death Benefit Guarantee Premium required is stated in the Policy Specification Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Death Benefit Guarantee Premium may change. A change will result in reissued Policy Specification Pages which will show the new Monthly Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	, or the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Cash Value will be applied to the policy investment options according to the policy owner’s most recent allocation instructions for Net Premium.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 5% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per month. The minimum amount of any partial surrender request is $500. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 20% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)	the Percent of Sub-Account Value Charge; plus
(2)	the Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance; plus
(5)	the Per $1,000 of Specified Amount Charge.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated in the Policy Specification Pages, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If the policy owner takes a partial surrender, unless the policy owner requests processing from a single Sub-Account or the Fixed Account, it will be processed in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. Restrictions on partial surrenders from the Long-Term Fixed Account will apply. The total of all partial surrenders and transfers from the Long-Term Fixed Account within any 12 month period is limited to the greater of:
(1)	$5,000; or
(2)	10% of the Cash Value in the Long-Term Fixed Account determined as of the Policy Monthaversary, coinciding with or last preceding the date 12 months prior to the beginning of the Valuation Period during which Nationwide received the request. If the request is received within one month after the first policy anniversary, the Cash Value of the Long-Term Fixed Account on the Policy Date will be used.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long Term Care Rider II is elected, when the Rider’s lapse protection feature is keeping the policy In Force when the Insured dies.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Specification Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
The interest rate attributable to the accumulated premium account is referred to as the Death Benefit Option 3 Interest Rate and is stated in the Policy Specification Pages. The maximum permitted dollar amount of the accumulated premium account is subject to underwriting limitations in effect at the time of application, is referred to as the Death Benefit Option 3 Maximum Returnable Premium, and is stated in the Policy Specification Pages at issue. Contact the Service Center to request current information regarding the Death Benefit Option 3 Maximum Returnable Premium amount.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.

Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value, or Premiums paid under the Guaranteed Policy Continuation Provision if applicable, after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 or 3 to Death Benefit Option 2, there will be adjustments to the surrender charges.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.

If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account, except that any existing indexed interest segments will be allowed to mature prior to transfer;
(5)	if applicable, the Long-Term Care Rider II will terminate;
(6)	if applicable, the Long-Term Care Rider will remain in effect;
(7)	if applicable, the Additional Term Insurance Rider will terminate;
(8)	no additional Premium payments will be permitted;
(9)	no additional monthly periodic charges will be deducted;
(10)	loan interest will continue to be charged on Indebtedness; and
(11)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or

•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Minimum Long Term Care Rider II Death Benefit Proceeds
If Long Term Care Rider II benefits have been paid and the Rider is In Force when the Insured dies, the policy will provide minimum Death Benefit Proceeds as follows:
•	If the Long Term Care Rider II is not keeping the policy In Force and the Death Benefit is not greater than or equal to 10% of: the Base Policy Specified Amount minus any Indebtedness, Nationwide will instead pay Death Benefit Proceeds equal to the greater of zero, or: (1) 10% of: the base Policy Specified Amount minus any Indebtedness; minus (2) the lesser of (a) or (b) if the Policy is in a grace period when the Insured dies, where: (a) is any due and unpaid monthly deductions and any other Policy charges; and (b) is the dollar amount of Premium that would meet the requirements of any death benefit guarantee or no-lapse guarantee; and
•	If the Long Term Care Rider II is keeping the policy In Force and the Death Benefit Proceeds are not greater than or equal to: 10% of: the Long-Term Care Specified Amount minus any Indebtedness, Nationwide will instead pay Death Benefit Proceeds equal to 10% of: the Long-Term Care Specified Amount minus any Indebtedness.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period of 10 years and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.

However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest the policy owner pays on a loan from a policy will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from life insurance policies as well as gain from its sale or surrender.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.

However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule are not available to a life insurance policy transferred in a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements surrounding the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these new reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and investment in the contract as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.

The long-term care rider issued with this policy will be either a rider that pays a long-term care benefit that is limited to the HIPAA per diem amount or a rider that allows payment of a long-term care benefit that may exceed the HIPAA per diem amount. Under either rider, the amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase to the HIPAA per diem. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life and Annuity Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.

The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VL Separate Account-G and the financial statements of Nationwide Life and Annuity Insurance Company (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is only available in policies issued before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek high total investment return.
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Seeks to provide long-term growth of capital.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.

M Fund, Inc. - M Capital Appreciation Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Frontier Capital Management Company, LLC
Investment Objective:	Maximum capital appreciation.
M Fund, Inc. - M International Equity Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	Long term capital appreciation.
M Fund, Inc. - M Large Cap Growth Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	DSM Capital Partners LLC
Investment Objective:	Long term capital appreciation.
M Fund, Inc. - M Large Cap Value Fund
Investment Advisor:	M. Financial Investment Advisers, Inc.
Sub-advisor:	AJO, LP
Investment Objective:	Long term capital appreciation.
MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	Seeks capital appreciation.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT International Value Fund: Class IA
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.

Appendix B: Indexed Interest Strategies
The available indexed interest strategies are described below. A charge is assessed at the time new Index Segments are created that will reduce the amount allocated or transferred to a capped indexed interest strategy, see Capped Indexed Interest Strategy Charge.
Additionally, the Cash Value will be reduced and no interest will be credited for amounts deducted, transferred, or surrendered from an Index Segment before the Index Segment Maturity Date.
One Year Multi-Index Monthly Average Indexed Interest Strategy
This strategy uses the weighted average monthly value of three reference indexes, excluding dividends, to calculate Index Segment interest: the S&P 500®; the Dow Jones Industrial Average; and the NASDAQ-100®. The value for each reference index is tracked from month-to-month over an Index Segment's 12 month term. On an Index Segment Maturity Date, the monthly values for each reference index are averaged to determine the reference indexes' respective monthly average performance rates. The reference index performance rates are then weighted, with the top-performing reference index weighted 50%, the second best 30%, and the third best 20%. The participation rate, cap rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 3.00% - cap rate, and 1.00% - floor rate.
The monthly average method can increase the likelihood that an Index Segment will receive at least some interest, particularly when the reference indexes experience volatility during an Index Segment's term. However, the result may or may not be favorable.
The two step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rates = (A ÷ B ÷ C) – D, where:
A	is the sum of a reference index's monthly values for each month of the Index Segment's 12 month term;
B	is the length of the Index Segment's term, 12 months;
C	is the reference index's value at the beginning of the Index Segment’s term; and
D	is 1.
Step 2: The respective reference index performance rates are used in the following formula to determine the Index Segment's interest rate: Index Segment interest rate = the lesser of: I and, the greater of: J, and (E + F + G) x H where:
E	is 50% x the greatest reference index performance rate;
F	is 30% x the second greatest reference index performance rate;
G	is 20% x the third greatest reference index performance rate;
H	is the participation rate in effect for the Index Segment;
I	is the cap rate in effect for the Index Segment; and
J	is the floor rate in effect for the Index Segment.
The examples on the following pages demonstrate how interest is calculated for the One Year Multi-Index Monthly Average Indexed Interest Strategy. The examples are for illustrative purposes only.

Example 1: Reference Index Performance Rate is greater than the cap rate
Step 1: Calculate Reference Index Performance Rates
Index A: 2278.86 ÷ 2131.33 – 1 =0.0692 = 6.92%
Index B: 11073.32 ÷ 10709.90 – 1 = 0.0339 = 3.39%
Index C: 1269.50 ÷ 1221.34 – 1 = 0.0394 = 3.94%
Step 2: Determine Index Segment interest rate
The reference index performance rates are weighted and added together:
E = 6.92% x 50% = 3.46%
F = 3.94% x 30% = 1.18%
G = 3.39% x 20% = 0.68%
E + F + G = 5.32%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 3%, since 5.32% x 100% = 5.32%, which is greater than 1% but more than 3%.
	Reference Index Values – Example 1
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2187.21	10811.60	1238.02
Month 2	2227.01	11006.88	1260.22
Month 3	2364.06	10703.08	1302.35
Month 4	2263.90	11317.54	1257.26
Month 5	2352.82	12004.13	1351.06
Month 6	2588.09	11342.89	1380.90
Month 7	2362.55	11144.06	1311.46
Month 8	2215.51	10883.49	1267.03
Month 9	2176.53	11102.01	1214.62
Month 10	2219.34	11368.24	1231.86
Month 11	2234.46	10707.68	1286.33
Month 12	2154.78	10488.24	1132.89
Monthly Average Value (A÷B)	2278.86	11073.32	1269.50
Reference Index Performance Rate	6.92%	3.39%	3.94%

Example 2: Reference Index Performance Rate is between the cap and floor rates
Step 1: Calculate Reference Index Performance Rates:
Index A: 2198.89 ÷ 2131.33 – 1 = 0.0317 = 3.17%
Index B: 10924.27 ÷ 10709.90 – 1 = 0.0200 = 2.00%
Index C: 1228.16 ÷ 1221.34 – 1 = 0.0056 = 0.56%
Step 2: Determine Index Segment interest rate. The reference index performance rates are weighted and added together:
E = 3.17% x 50% = 1.58%
F = 2.00% x 30% = 0.60%
G = 0.56% x 20% = 0.11%
E + F + G = 2.30%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 2.30%, since 2.30% * 100% = 2.30%, which is greater than 1% but less than 3%.
	Reference Index Values – Example 2
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2111.90	10495.30	1185.49
Month 2	2146.28	10648.77	1195.43
Month 3	2122.75	10507.90	1193.81
Month 4	2151.95	10713.47	1211.59
Month 5	2178.14	10892.18	1227.26
Month 6	2202.11	10992.32	1233.72
Month 7	2238.84	11074.46	1254.57
Month 8	2282.31	11083.76	1265.63
Month 9	2209.50	10905.82	1221.11
Month 10	2216.78	11058.97	1239.17
Month 11	2249.03	11257.81	1250.82
Month 12	2277.12	11460.47	1259.35
Monthly Average Value (A÷B)	2198.89	10924.27	1228.16
Reference Index Performance Rate	3.17%	2.00%	0.56%

Example 3: Reference Index Performance Rate is less than the floor rate
First, the One-Year Monthly Average Indexed Interest Strategy tracks the reference indexes’ values each month and then averages them for the 12 month Index Segment term.
Step 1: Calculate Reference Index Performance Rates
Index A: 2147.34 ÷ 2131.33 – 1 =0.0075 = 0.75%
Index B: 10589.73 ÷ 10709.90 – 1 =-0.112 = -1.12%
Index C: 1171.63 ÷ 1221.34 – 1 = -0.0407 = -4.07%
Step 2: Determine Index Segment interest rate
The reference index performance rates are weighted and added together:
E = 0.75% x 50% = 0.38%
F = -1.12% x 30% = -0.34%
G = -4.07% x 20% = -0.81%
E + F + G = -0.77%
Assuming the guaranteed participation, cap, and floor rates apply as follows:
H = 100%
I = 3%
J = 1%
Index Segment interest rate is 1.00%, since -0.77% * 100% = -0.77%, which is less than 1%.
	Reference Index Values – Example 3
	Index A	Index B	Index C
Sweep Date	2131.33	10709.90	1221.34
Month 1	2088.43	10564.18	1181.07
Month 2	2117.44	10703.71	1191.64
Month 3	2085.68	10564.49	1167.54
Month 4	2117.42	10423.29	1122.68
Month 5	2132.62	10627.09	1130.74
Month 6	2146.56	10672.57	1150.77
Month 7	2148.17	10732.57	1173.54
Month 8	2183.15	10819.64	1178.15
Month 9	2155.41	10876.41	1195.83
Month 10	2190.81	10506.11	1195.52
Month 11	2194.98	10220.01	1175.52
Month 12	2207.44	10366.71	1196.60
Monthly Average Value (A÷B)	2147.34	10589.73	1171.63
Reference Index Performance Rate	0.75%	-1.12%	-4.07%

One Year S&P 500® Point-to-Point Indexed Interest Strategy
This strategy uses the change in value of one reference index, excluding dividends to calculate Index Segment interest, the S&P 500®. The change in value of the reference index is tracked from the beginning to the end of an Index Segment's 12 month term. The ending value is subtracted from the beginning value to determine the reference index performance rate. The participation rate, cap rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 3.00% - cap rate, and 0.00% - floor rate.
The point-to-point method can potentially result in higher interest credited, particularly when the reference index experiences stable growth during an Index Segment’s term. However, the result may or may not be favorable.
The two-step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rate = (A ÷ B) - C where:
A	is the reference index value at the end of the Index Segment term;
B	is the reference index value at the beginning of the Index Segment term; and
C	is 1.
Step 2: The reference index performance rate is used in the following formula to determine the Index Segment interest rate to be applied to the Index Segment value remaining after deductions:
Index Segment interest rate = the greater of G and, the lesser of: F, and D x E, where:
D	is the reference index performance rate;
E	is the participation rate;
F	is the cap rate; and
G	is the floor rate.
The examples on the following pages demonstrate how interest is calculated for the One Year S&P 500® Point-to-Point Indexed Interest Strategy. The examples are for illustrative purposes only.

Example 1: Reference Index Performance Rate is greater than the cap rate
Step 1:
A = 2350.70
B = 1775.32
C = 1
Index Performance Rate = 2350.70 ÷ 1775.32 – 1 = 32.41%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 3%, since 32.41% x 100% = 32.41% which is greater than 1.0% but more than 3.0%.
Example 2: Reference Index Performance Rate is between the cap and floor rates
Step 1:
A = 1819.20
B = 1775.32
C = 1
Index Performance Rate = 1819.20 ÷ 1775.32 – 1 = 2.47%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 2.47%, since 2.47%% x 100% = 2.47% which is greater than 1.0% but less than 3.0%.
Example 3: Reference Index Performance Rate is less than the floor rate
Step 1:
A = 1740.88
B = 1775.32
C = 1
Index Performance Rate = 1740.88 ÷ 1775.32 – 1 = -1.94%
Applying the guaranteed minimum participation, cap, and floor rates.
E = 100% F = 3.0% G = 1.0%
Index Segment interest rate = 1.0%, since -1.94% x 100% = -1.94% which is less than 1.0%.
	Reference Index Value
	Example 1	Example 2	Example 3
Sweep Date	1775.32	1775.32	1775.32
Index Segment Maturity Date	2350.70	1819.20	1740.88
Reference Index Performance Rate	32.41%	2.47%	-1.94%

One Year Uncapped S&P 500® Point-to-Point Indexed Interest Strategy
This strategy uses the change in value of one reference index, excluding dividends, to calculate Index Segment interest, the S&P 500®. The change in value of the reference index is tracked from the beginning to the end of an Index Segment's 12 month term. The ending value is subtracted from the beginning value to determine the reference index performance rate. The participation rate, spread rate, and floor rate are then applied to determine the Index Segment interest rate. The guaranteed minimum rates are: 100.00% - participation rate, 0.25% - floor rate, and the maximum spread rate is 20.00%.
The uncapped point-to-point method can potentially result in higher interest credited, particularly when the reference index experiences a high rate of growth during an Index Segment’s term. However, the result may or may not be favorable.
The two-step formula for the Index Segment interest rate calculation is as follows:
Step 1: The reference index performance rate = (A ÷ B) - C where:
A = is the reference index value at the end of the Index Segment term;
B = is the reference index value at the beginning of the Index Segment term; and
C = is 1.
Step 2: The reference index performance rate is used in the following formula to determine the Index Segment interest rate to be applied to the Index Segment value remaining after deductions:
Index Segment interest rate = the greater of F, or (D x E) - G, where:
D = is the reference index performance rate;
E = is the participation rate;
F = is the floor rate; and
G = is the spread rate.
The examples on the following pages demonstrate how interest is calculated for the Uncapped One Year S&P 500® Point-to-Point Indexed Interest Strategy. The examples are for illustrative purposes only.

Example 1: Reference Index Performance Rate after application of the spread rate is greater than the floor rate
Step 1:
A = 2350.70
B= 1775.32
C = 1
Index Performance Rate = 2350.70 ÷ 1775.32 - 1 = 32.41%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 12.41%, since 32.41% x 100% = 32.41% - 20% = 12.41%, which is greater than the floor rate of 0.25%.
Example 2: Reference Index Performance Rate after application of the spread rate is less than the floor rate
Step 1:
A = 1819.20
B= 1775.32
C = 1
Index Performance Rate = 1819.20 ÷ 1775.32 - 1 = 2.47%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 0.25%, since 2.47% x 100% = 2.47% - 20% = -17.53%, which is less than the floor rate of 0.25%.
Example 3: Reference Index Performance Rate after application of the spread rate is less than the floor rate
Step 1:
A = 1740.88
B = 1775.32
C = 1
Index Performance Rate = 1740.88 ÷ 1775.32 – 1 = -1.94%
Applying the guaranteed minimum participation and floor rates, and the maximum spread rate:
E = 100% F = 0.25% G = 20%
Index Segment interest rate = 0.25%, since -1.94% x 100% = -1.94% - 20% = -21.94%, which is less than the floor rate of 0.25%.
	Reference Index Value
	Example 1	Example 2	Example 3
Sweep Date	1775.32	1775.32	1775.32
Index Segment Maturity Date	2350.70	1819.20	1740.88
Reference Index Performance Rate	32.41%	2.47%	-1.94%

The "S&P 500" and the Dow Jones Industrial Average are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by Nationwide. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); DJIA®, The Dow®, Dow Jones® and Dow Jones Industrial Average are trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide. Nationwide products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of Nationwide’s products or any member of the public regarding the advisability of investing in securities generally or in Nationwide’s products particularly or the ability of the Dow Jones Industrial Average or the S&P 500 to track general market performance. S&P Dow Jones Indices’ only relationship to Nationwide with respect to the Dow Jones Industrial Average and the S&P 500 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average and the S&P 500 are determined, composed and calculated by S&P Dow Jones Indices without regard to Nationwide’s products. S&P Dow Jones Indices have no obligation to take the needs of Nationwide or the owners of Nationwide’s products into consideration in determining, composing or calculating the Dow Jones Industrial Average or the S&P 500. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Nationwide’s products or the timing of the issuance or sale of Nationwide’s products or in the determination or calculation of the equation by which Nationwide’s products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Nationwide’s products. There is no assurance that investment products based on the Dow Jones Industrial Average and/or the S&P 500 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Nationwide’s products currently being issued by Nationwide, but which may be similar to and competitive with Nationwide’s products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Dow Jones Industrial Average and/or the S&P 500.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE, THE S&P 500 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NATIONWIDE, OWNERS OF NATIONWIDE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE, THE S&P 500 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NATIONWIDE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Policy is not sponsored, endorsed, sold or promoted by The NASDAQ, Inc. or its affiliates (NASDAQ, with its affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Policy. The Corporations make no representation or warranty, express or implied to the owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly, or the ability of the Nasdaq-100 Index to track general stock market performance. The Corporations' only relationship to Nationwide ("Licensee") is in the licensing of the NASDAQ, NASDAQ-100 Index registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index which is determined, composed and calculated by NASDAQ without regard to Licensee or the Policy. NASDAQ has no obligation to take the needs of the Licensee or the owners of the Policy into consideration in determining, composing or calculating the NASDAQ-100 Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Policy to be issued or in the determination or calculation of the equation by which the Policy is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Policy.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF POSSIBILITY OF SUCH DAMAGES.

Appendix C: Definitions
Accelerated Death Benefit Payment – The actual benefit amount that will be paid under the Accelerated Death Benefit for Terminal Illness Rider if the eligibility and conditions for payment are met. The benefit amount paid is reduced for risk deductions and adjustments for premature payment of the Base Policy Specified Amount.
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initial set at $10 for each Sub-Account.
Additional Term Insurance Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the fixed interest options.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, adjustments or reductions under the Long-Term Care Rider II, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted as described in How Monthly Charges are Deducted. The Long-Term Fixed Account, indexed interest strategies, and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Index Segment(s) – A division of an indexed interest strategy created by the allocation of Net Premium and/or allocation or transfer of Cash Value to an indexed interest strategy on a Sweep Date.
Index Segment Maturity Date – The scheduled end date of an Index Segment term.
Index Segment Maturity Value - The Cash Value of an Index Segment on its Index Segment Maturity Date, including any Index Segment Interest credited.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount adjusted for any post issue increases and decreases.
Long-Term Fixed Account – An investment option that is funded by Nationwide’s general account.

Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Pending Sweep Transaction – Cash Value being held in the Fixed Account, including attributable accrued interest, pending application to an indexed interest strategy on the next applicable Sweep Date.
Policy Date – The date the policy takes effect as shown in the Policy Specification Pages. Policy years, months, and anniversaries are measured from this date.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Policy Specification Page(s) – The Policy Specification Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Specification Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Premium – Amount(s) paid to purchase and maintain the policy.
Percent of Premium Charge – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.

Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Specification Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Sweep Date(s) – The dates on which allocated Net Premium and/or transferred Cash Value are applied to an indexed interest strategy to create a new Index Segment.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Unadjusted Accelerated Death Benefit Payment – An amount equal to the percentage of the Base Policy Specified Amount elected multiplied by the Base Policy Specified Amount, when a payment is requested under the Accelerated Death Benefit for Terminal Illness Rider. Policy owners do not receive the unadjusted amount because it does not include risk charges and adjustments made due to the premature payment of the Base Policy Specified Amount.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life and Annuity Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life and Annuity Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-21697
Securities Act of 1933 Registration File No. 333-223705

Nationwide Marathon® Variable Universal Life Ultra
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Adjustable Variable, Fixed and Index-Linked Universal Life Insurance Policy
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Adjustable Variable, Fixed and Index-Linked Universal Life Insurance Policy offered by Nationwide Life and Annuity Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2020 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2020.

General Information and History
Nationwide VL Separate Account-G (the "Variable Account") is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, except New York. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Nationwide VL Separate Account-G
Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (145% of Premiums paid during the first two Policy Years up to the Commissionable Target Premium, plus 5% of any Premium paid in excess of the Commissionable Target Premium during the first two Policy Years, and 5% of Premium paid after the second Policy Year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
2

Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 15.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the percent of premium charge and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VL Separate Account-G and the statutory financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated April 9, 2020 of Nationwide Life and Annuity Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VL Separate Account-G. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners' Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
3

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals
4

and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
Attained Age of the Insured	Applicable Percentage
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
Attained Age of the Insured	Applicable Percentage
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
5

Attained Age of the Insured	Applicable Percentage
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
Attained Age of the Insured	Applicable Percentage
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
Attained Age of the Insured	Applicable Percentage
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99-120	100%
6

Cash Value Accumulation Test
For policies issued prior to January 1, 2020, the Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	244%
2	237%
3	230%
4	223%
5	216%
6	210%
7	204%
8	199%
9	193%
10	188%
11	183%
12	179%
13	174%
14	170%
15	166%
Policy Year	Percentage of Cash Value
16	162%
17	158%
18	155%
19	151%
20	148%
21	145%
22	142%
23	139%
24	137%
25	134%
26	132%
27	129%
28	127%
29	125%
30	124%
31	122%
Policy Year	Percentage of Cash Value
32	120%
33	119%
34	117%
35	116%
36	115%
37	114%
38	113%
39	112%
40	111%
41	110%
42	109%
43	107%
44	106%
45	103%
46+	100%
Cash Value Accumulation Test
For policies issued prior to January 1, 2020, the Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2017 CSO mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	273%
2	265%
3	256%
4	248%
5	240%
6	233%
7	226%
8	219%
9	213%
10	206%
11	200%
12	195%
13	189%
14	184%
Policy Year	Percentage of Cash Value
15	179%
16	174%
17	170%
18	165%
19	161%
20	157%
21	153%
22	150%
23	146%
24	143%
25	140%
26	137%
27	134%
28	132%
Policy Year	Percentage of Cash Value
29	129%
30	127%
31	125%
32	123%
33	121%
34	119%
35	118%
36	116%
37	115%
38	114%
39	113%
40	112%
41	110%
42	109%
7

Policy Year	Percentage of Cash Value
43	108%
44	106%
Policy Year	Percentage of Cash Value
45	103%
46+	100%
8

NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2019

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and
Contract Owners of Nationwide VL Separate Account-G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VL Separate Account-G (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
BLACKROCK FUNDS
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)(1)
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)(1)
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

2

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)(1)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

3

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
M FUNDS
M Fund, Inc. - M Large Cap Value Fund (MFBOV)
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)
M Fund, Inc. - M International Equity Fund (MFBIE)
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

4

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

5

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
PIMCO FUNDS
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA (PVEIIA)
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)

6

T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from May 1, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from June 19, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 29, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from August 21, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from June 21, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from June 7, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from June 17, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to November 2, 2018 (liquidation).

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (WRMIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from July 11, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

(1) See Note1 to the financialstatements for the former name of the sub-account.

8

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVIVB	20,097	$278,654	$286,184	$4	$286,188	$-	$286,188
ALVDAA	13,251	171,504	178,361	-	178,361	10	178,351
ALVSVA	268,614	5,125,590	4,810,875	357	4,811,232	-	4,811,232
ACVIP1	1,025,462	10,420,816	10,541,747	-	10,541,747	11,528	10,530,219
ACVIP2	40,787	454,639	418,471	2	418,473	-	418,473
ACVMV1	198,703	3,857,712	4,109,187	574	4,109,761	-	4,109,761
AMVNW2	34,844	815,437	891,650	79	891,729	-	891,729
BRVHYI	140,770	1,016,657	1,045,922	4,154	1,050,076	-	1,050,076
BRVGA1	776,384	12,649,332	13,291,697	834	13,292,531	-	13,292,531
MLVGA2	97,857	1,620,930	1,669,449	-	1,669,449	-	1,669,449
DVSCS	299,674	5,283,607	5,711,780	-	5,711,780	8,554	5,703,226
DSIF	305,745	13,353,724	18,329,407	-	18,329,407	14,240	18,315,167
DCAP	50,768	2,011,320	2,170,822	98	2,170,920	-	2,170,920
DWVSVS	64,975	2,393,671	2,472,948	36	2,472,984	-	2,472,984
DFVIPS	177,873	1,780,007	1,830,314	410	1,830,724	-	1,830,724
DFVGMI	162,377	2,116,858	2,161,235	8,162	2,169,397	-	2,169,397
DFVGB	1,773,225	19,000,549	18,583,397	11,191	18,594,588	-	18,594,588
DFVIS	1,819,803	21,849,984	22,783,938	29	22,783,967	-	22,783,967
DFVIV	1,848,262	22,023,923	22,659,696	2,919	22,662,615	-	22,662,615
DFVSTF	1,807,985	18,498,800	18,441,445	10,285	18,451,730	-	18,451,730
DFVULV	1,098,022	26,447,088	30,140,696	6,628	30,147,324	-	30,147,324
DFVUTV	1,209,568	21,593,074	21,748,031	6,580	21,754,611	-	21,754,611
DSGIBA	79,766	1,854,242	1,964,648	-	1,964,648	376	1,964,272
DSVCGA	18,430	555,155	612,597	21	612,618	-	612,618
FQB	39,988	436,959	452,269	6	452,275	-	452,275
FEMS	104,365	1,141,250	1,325,440	1,090	1,326,530	-	1,326,530
FRESS	94,870	1,805,941	1,868,932	476	1,869,408	-	1,869,408
FCS	6,374	220,755	235,585	-	235,585	3	235,582
FNRS2	473,167	8,525,965	7,494,971	-	7,494,971	6,464	7,488,507
FEIS	349,061	7,603,520	8,248,305	213	8,248,518	-	8,248,518
FF10S	138,450	1,751,118	1,855,235	30	1,855,265	-	1,855,265
FF20S	215,690	2,787,466	3,011,031	116	3,011,147	-	3,011,147
FF30S	536,622	6,780,541	8,183,481	345	8,183,826	-	8,183,826
FGS	359,504	23,678,130	28,292,997	2,456	28,295,453	-	28,295,453
FIGBS	441,052	5,588,590	5,742,497	1,197	5,743,694	-	5,743,694
FMCS	291,034	9,512,930	9,484,786	502	9,485,288	-	9,485,288
FOS	210,220	4,341,798	4,841,369	-	4,841,369	90	4,841,279
FVSS	859	11,446	11,398	1	11,399	-	11,399
FTVIS2	42,044	639,211	668,918	-	668,918	11	668,907
FTVRDI	4,117	106,560	114,854	5	114,859	-	114,859
FTVSVI	179,982	3,228,474	2,831,111	215	2,831,326	-	2,831,326
FTVDM2	31,571	255,325	338,121	-	338,121	5	338,116
TIF2	42,546	654,876	592,671	103	592,774	-	592,774
FTVGI2	67,935	1,200,381	1,084,929	4	1,084,933	-	1,084,933
FTVFA2	185,417	1,285,540	1,262,688	8	1,262,696	-	1,262,696
FTVIS1	200,917	3,170,481	3,319,154	308	3,319,462	-	3,319,462
FTVFA1	78,132	536,644	535,985	688	536,673	-	536,673
FTVGB1	347,476	6,060,251	5,799,371	562	5,799,933	-	5,799,933
GVMSAS	7,276	65,869	65,633	-	65,633	4	65,629
GVGMNS	8,308	99,606	102,185	-	102,185	5	102,180
RVARS	29,300	704,242	707,879	2	707,881	-	707,881
ACEG	456	26,662	30,607	-	30,607	4	30,603
AVMCCI	37,412	497,837	455,680	10	455,690	-	455,690
IVKMG1	46,477	263,267	253,764	34	253,798	-	253,798

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
IVBRA1	651,172	6,993,316	7,104,287	216	7,104,503	-	7,104,503
OVGS	107,281	4,227,312	4,564,795	79	4,564,874	-	4,564,874
OVIG	1,735,439	4,152,196	4,251,825	113	4,251,938	-	4,251,938
OVGI	136,040	3,943,598	4,005,028	729	4,005,757	-	4,005,757
OVSC	117,784	2,711,454	2,746,731	981	2,747,712	-	2,747,712
OVSB	120,001	618,394	596,405	24	596,429	-	596,429
WRPMAV	55,218	290,079	310,757	-	310,757	4	310,753
WRPMMV	45,483	247,248	265,423	-	265,423	7	265,416
WRASP	1,077,256	9,965,221	10,234,043	1,321	10,235,364	-	10,235,364
WRBP	81,274	632,081	668,098	124	668,222	-	668,222
WRBDP	160,057	862,906	895,889	206	896,095	-	896,095
WRCEP	102,673	1,212,511	1,296,632	406	1,297,038	-	1,297,038
WRDIV	128,056	911,322	769,385	312	769,697	-	769,697
WRENG	73,463	392,643	293,836	86	293,922	-	293,922
WRGBP	19,588	95,511	99,306	-	99,306	4	99,302
WRGNR	153,638	687,607	590,415	240	590,655	-	590,655
WRGP	126,087	1,375,766	1,428,127	250	1,428,377	-	1,428,377
WRHIP	1,021,164	3,631,186	3,542,213	419	3,542,632	-	3,542,632
WRIP	201,018	967,928	719,002	137	719,139	-	719,139
WRI2P	52,666	894,920	824,360	265	824,625	-	824,625
WRLTBP	13,863	67,762	68,607	2	68,609	-	68,609
WRMCG	201,623	2,158,407	2,557,753	189	2,557,942	-	2,557,942
WRMMP	223,820	223,820	223,820	110	223,930	-	223,930
WRPAP	275,815	1,312,177	1,379,959	388	1,380,347	-	1,380,347
WRPCP	61,354	308,906	316,213	72	316,285	-	316,285
WRPMP	926,237	4,857,159	4,811,430	1,409	4,812,839	-	4,812,839
WRPMAP	1,411,548	7,616,400	7,510,284	892	7,511,176	-	7,511,176
WRPMCP	110,841	562,050	578,424	128	578,552	-	578,552
WRRESP	37,013	294,015	297,910	86	297,996	-	297,996
WRSTP	77,593	1,871,074	2,313,433	410	2,313,843	-	2,313,843
WRSCP	130,452	1,235,247	1,144,716	223	1,144,939	-	1,144,939
WRSCV	24,701	382,097	338,748	95	338,843	-	338,843
WRVP	64,759	399,825	435,414	103	435,517	-	435,517
JAEI	53,366	4,020,208	4,560,649	513	4,561,162	-	4,561,162
JAMGS	20,196	1,467,022	1,614,232	101	1,614,333	-	1,614,333
JACAS	116,725	4,018,729	4,847,601	600	4,848,201	-	4,848,201
JAGTS	1,067,488	11,772,978	16,044,350	340	16,044,690	-	16,044,690
JAIGS	85,520	2,643,701	2,728,098	591	2,728,689	-	2,728,689
LOVTRC	140,056	2,340,712	2,359,942	-	2,359,942	92	2,359,850
MFBOV	209,703	2,677,036	2,684,197	29	2,684,226	-	2,684,226
MFFCA	117,233	3,156,310	2,936,685	43	2,936,728	-	2,936,728
MFBIE	158,038	1,925,607	1,962,836	37	1,962,873	-	1,962,873
MFTCG	139,633	3,516,856	4,095,449	41	4,095,490	-	4,095,490
MV2IGI	631	11,190	14,250	-	14,250	-	14,250
MVIGIC	6,417	88,277	91,512	-	91,512	5	91,507
MVIVIC	392,066	9,700,889	11,738,466	504	11,738,970	-	11,738,970
MNDIC	204,495	4,093,955	4,147,149	138	4,147,287	-	4,147,287
MVUIC	2,728	91,720	95,956	-	95,956	8	95,948
MVFIC	703,687	13,589,900	14,742,249	1,977	14,744,226	-	14,744,226
MVIVSC	2,151	42,048	63,380	3	63,383	-	63,383
MSVFI	14,612	159,553	165,265	382	165,647	-	165,647
NVFIII	877	9,503	9,372	-	9,372	-	9,372
GBF	243,450	2,603,132	2,646,305	605	2,646,910	-	2,646,910
MSBF	176,546	1,624,504	1,613,631	132	1,613,763	-	1,613,763

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
HIBF	564,892	3,686,113	3,677,445	453	3,677,898	-	3,677,898
GVABD2	64,354	740,763	760,024	198	760,222	-	760,222
NVLCP1	384,574	4,356,121	4,430,295	276	4,430,571	-	4,430,571
NVCBD1	264,821	2,901,430	2,915,674	222	2,915,896	-	2,915,896
NVSTB1	195,840	2,020,636	2,019,113	5	2,019,118	-	2,019,118
NVSTB2	5,055	52,376	51,913	-	51,913	3	51,910
NVBX	128,205	1,332,058	1,366,665	11	1,366,676	-	1,366,676
SAM	1,276,333	1,276,333	1,276,333	155	1,276,488	-	1,276,488
SAM5	13,391,845	13,391,845	13,391,845	1,537	13,393,382	-	13,393,382
NVGEII	3,064	34,105	36,184	-	36,184	1	36,183
NVMLG1	347,732	4,351,549	4,311,871	171	4,312,042	-	4,312,042
NVMLV1	208,786	1,948,158	1,630,617	125	1,630,742	-	1,630,742
NVMMG1	910,296	10,033,793	9,021,037	767	9,021,804	-	9,021,804
NVMIG1	174,012	1,873,882	1,959,379	406	1,959,785	-	1,959,785
NVRE1	1,986,862	13,375,825	15,557,132	-	15,557,132	7,045	15,550,087
NVMMV1	606,818	5,814,347	4,842,411	425	4,842,836	-	4,842,836
NVMMV2	57,778	562,391	464,538	465	465,003	-	465,003
NVNMO1	83,961	880,697	989,057	99	989,156	-	989,156
NVNSR2	123,713	1,650,278	1,651,565	812	1,652,377	-	1,652,377
NVAMV1	349,497	5,565,879	5,371,766	290	5,372,056	-	5,372,056
NVOLG1	747,733	13,483,011	13,279,730	127	13,279,857	-	13,279,857
NVTIV3	89,739	1,046,979	930,590	141	930,731	-	930,731
DTRTFB	25,935	262,744	260,388	11	260,399	-	260,399
TRF	357,242	6,777,511	8,277,297	956	8,278,253	-	8,278,253
EIF	160,625	2,876,384	3,196,446	327	3,196,773	-	3,196,773
SCGF	316,580	5,524,886	5,058,943	295	5,059,238	-	5,059,238
SCF	132,062	2,606,376	2,247,693	77	2,247,770	-	2,247,770
GEM	1,251,975	14,130,607	16,839,064	905	16,839,969	-	16,839,969
GIG	101,702	1,165,008	1,106,517	50	1,106,567	-	1,106,567
NVIE6	9,270	86,517	99,931	-	99,931	3	99,928
SCVF	347,986	4,029,016	2,919,600	167	2,919,767	-	2,919,767
GVAGG2	195,557	5,803,531	6,500,329	752	6,501,081	-	6,501,081
GVAGR2	77,456	6,304,717	6,782,828	536	6,783,364	-	6,783,364
GVAGI2	50,776	2,730,647	2,853,604	295	2,853,899	-	2,853,899
GVDIVI	393,877	3,834,450	3,103,752	237	3,103,989	-	3,103,989
NVSIX2	1,236,870	12,855,568	9,981,543	11,846	9,993,389	-	9,993,389
NVIX	524,078	5,196,038	5,350,838	701	5,351,539	-	5,351,539
GVIX2	221,368	2,066,963	2,257,954	80	2,258,034	-	2,258,034
MCIF	528,084	12,155,266	11,396,051	361	11,396,412	-	11,396,412
GVEX1	3,406,327	56,352,986	66,866,191	17,748	66,883,939	-	66,883,939
GVIDA	194,609	2,283,854	2,413,151	-	2,413,151	10	2,413,141
NVIDAP	2,067,129	26,176,999	25,425,689	1,687	25,427,376	-	25,427,376
GVDMA	805,024	9,534,847	10,070,853	-	10,070,853	39	10,070,814
NVDMAP	5,946,489	78,425,525	73,676,998	8,341	73,685,339	-	73,685,339
GVIDM	386,653	4,568,699	4,485,179	-	4,485,179	290	4,484,889
NVIDMP	1,961,841	24,675,641	22,620,025	1,862	22,621,887	-	22,621,887
GVDMC	44,556	503,878	475,862	5	475,867	-	475,867
NVDMCP	179,606	1,988,251	1,903,828	83	1,903,911	-	1,903,911
GVIDC	69,219	714,874	690,806	2	690,808	-	690,808
NVIDCP	393,053	3,914,796	3,903,013	253	3,903,266	-	3,903,266
GVAAA2	1,413,761	34,606,088	36,969,862	720	36,970,582	-	36,970,582
NVCRA1	2,355,987	23,397,936	22,970,871	2,057	22,972,928	-	22,972,928
NVCMA1	5,892,051	57,042,082	51,614,364	2,884	51,617,248	-	51,617,248
NVCCA1	2,294,311	24,554,876	22,897,226	657	22,897,883	-	22,897,883

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVCMD1	2,952,328	32,371,297	30,054,704	1,745	30,056,449	-	30,056,449
NVCRB1	1,006,875	11,277,520	10,552,046	169	10,552,215	-	10,552,215
NVCMC1	294,150	3,153,895	3,023,862	11	3,023,873	-	3,023,873
NVCCN1	249,916	2,548,356	2,544,146	102	2,544,248	-	2,544,248
NVDBL2	41,217	582,982	628,967	-	628,967	7	628,960
NVDBLP	587,875	9,041,377	8,941,573	494	8,942,067	-	8,942,067
NVDCA2	62,994	1,015,233	1,099,238	2	1,099,240	-	1,099,240
NVDCAP	586,504	10,252,794	10,175,844	234	10,176,078	-	10,176,078
NVLMP	127,754	1,541,173	1,603,311	28	1,603,339	-	1,603,339
NVLCAP	14,785	181,169	186,292	-	186,292	2	186,290
NCPG	359,866	3,746,724	3,818,179	3	3,818,182	-	3,818,182
NCPGI	243,777	2,529,632	2,569,410	3	2,569,413	-	2,569,413
IDPG	254,484	2,799,339	2,924,022	7	2,924,029	-	2,924,029
IDPGI	100,393	1,094,583	1,110,342	2	1,110,344	-	1,110,344
AMTB	54,003	575,575	570,815	463	571,278	-	571,278
AMMCGS	1,352	31,368	36,706	7	36,713	-	36,713
AMSRS	5,009	111,212	134,699	-	134,699	6	134,693
NOTB3	189,957	2,119,216	2,209,200	3	2,209,203	-	2,209,203
NOTG3	338,151	3,848,963	3,844,772	9	3,844,781	-	3,844,781
NOTMG3	222,556	2,459,487	2,648,420	4	2,648,424	-	2,648,424
PMVAAA	52,488	546,744	566,346	11	566,357	-	566,357
PMVRSA	602,414	4,166,405	3,861,471	262	3,861,733	-	3,861,733
PMVFBA	126,840	1,326,631	1,274,740	185	1,274,925	-	1,274,925
PMVLDA	469,019	4,820,856	4,783,993	49	4,784,042	-	4,784,042
PMVTRA	787,191	8,496,621	8,674,850	-	8,674,850	441	8,674,409
PVEIIA	25,238	628,775	685,717	-	685,717	236	685,481
PVIVIA	7,401	73,731	77,263	11	77,274	-	77,274
TRHSP	480,495	19,793,005	23,938,274	904	23,939,178	-	23,939,178
TRHS2	31,373	1,211,340	1,489,594	22	1,489,616	-	1,489,616
VWHA	117,406	2,446,376	2,235,418	65	2,235,483	-	2,235,483
VRVDRI	3,094	63,469	57,274	-	57,274	5	57,269
WFVSCG	220,547	2,154,699	2,185,622	142	2,185,764	-	2,185,764
Total (unaudited)			$1,116,070,175	$142,302	$1,116,212,477	$49,502	$1,116,162,975

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF OPERATIONS

Year Ended December 31, 2019

Investment Activity:	Total (unaudited)	ALVIVB	ALVDAA	ALVSVA	ACVIP1	ACVIP2	ACVMV1	AMVNW2
Reinvested dividends	$22,187,585	858	3,426	26,699	263,555	9,831	83,731	7,223
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	22,187,585	858	3,426	26,699	263,555	9,831	83,731	7,223
Realized gain (loss) on investments	(509,876)	2,466	(45)	(98,724)	(52,360)	(5,353)	54,668	(1,493)
Change in unrealized gain (loss) on investments	107,036,191	13,734	19,442	390,304	683,048	31,610	435,319	114,046
Net gain (loss) on investments	106,526,315	16,200	19,397	291,580	630,688	26,257	489,987	112,553
Reinvested capital gains	65,699,102	-	189	498,184	-	-	441,403	21,571
Net increase (decrease) in contract owners’ equity resulting from operations	$194,413,002	17,058	23,012	816,463	894,243	36,088	1,015,121	141,347

Investment Activity:	BRVHYI	BRVGA1	MLVGA2	DVSCS	DSIF	DCAP	DWVSVS	DFVIPS
Reinvested dividends	$38,945	162,701	18,532	53,551	292,512	22,143	16,319	28,544
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	38,945	162,701	18,532	53,551	292,512	22,143	16,319	28,544
Realized gain (loss) on investments	(2,330)	(37,114)	7,710	(4,709)	737,622	(32,545)	29,962	797
Change in unrealized gain (loss) on investments	53,611	1,446,426	191,186	550,565	2,641,915	379,653	303,402	78,511
Net gain (loss) on investments	51,281	1,409,312	198,896	545,856	3,379,537	347,108	333,364	79,308
Reinvested capital gains	-	426,650	55,637	511,006	859,616	203,151	168,269	-
Net increase (decrease) in contract owners’ equity resulting from operations	$90,226	1,998,663	273,065	1,110,413	4,531,665	572,402	517,952	107,852

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	DFVGMI	DFVGB	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	1
Reinvested dividends	$44,454	462,167	575,990	759,964	410,132	601,007	299,051	40,293
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	44,454	462,167	575,990	759,964	410,132	601,007	299,051	40,293
Realized gain (loss) on investments	(1,089)	(5,883)	(29,312)	(51,399)	11,216	234,822	(47,890)	(11,890)
Change in unrealized gain (loss) on investments	250,710	207,391	3,419,885	2,172,365	(7,134)	4,814,858	2,954,538	175,269
Net gain (loss) on investments	249,621	201,508	3,390,573	2,120,966	4,082	5,049,680	2,906,648	163,379
Reinvested capital gains	14,621	-	255,681	-	-	305,005	525,471	1,204
Net increase (decrease) in contract owners' equity resulting from operations	$308,696	663,675	4,222,244	2,880,930	414,214	5,955,692	3,731,170	204,876

Investment Activity:	DSVCGA	FQB	FEMS	FRESS	FCS	FNRS2	FEIS	FF10S	1
Reinvested dividends	$1,305	12,239	18,672	29,310	589	135,516	145,906	36,101
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	1,305	12,239	18,672	29,310	589	135,516	145,906	36,101
Realized gain (loss) on investments	(620)	420	983	10,650	332	(547,489)	(36,980)	15,868
Change in unrealized gain (loss) on investments	74,157	25,426	203,039	108,175	14,830	1,097,929	1,190,838	135,064
Net gain (loss) on investments	73,537	25,846	204,022	118,825	15,162	550,440	1,153,858	150,932
Reinvested capital gains	33,503	16	-	17,562	-	5,168	459,458	77,575
Net increase (decrease) in contract owners' equity resulting from operations	$108,345	38,101	222,694	165,697	15,751	691,124	1,759,222	264,608

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	FF20S	FF30S	FGS	FIGBS	FMCS	FOS	FVSS	FTVIS2	1
Reinvested dividends	$56,500	145,115	39,466	146,556	72,819	72,568	164	37,813
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	56,500	145,115	39,466	146,556	72,819	72,568	164	37,813
Realized gain (loss) on investments	12,631	122,761	185,446	31,553	(204,150)	51,911	108	3,843
Change in unrealized gain (loss) on investments	284,782	1,077,822	5,306,943	323,558	1,030,745	797,103	1,773	45,537
Net gain (loss) on investments	297,413	1,200,583	5,492,389	355,111	826,595	849,014	1,881	49,380
Reinvested capital gains	142,481	257,186	1,348,264	-	1,035,968	169,854	949	11,428
Net increase (decrease) in contract owners' equity resulting from operations	$496,394	1,602,884	6,880,119	501,667	1,935,382	1,091,436	2,994	98,621

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVIS1	FTVFA1	1
Reinvested dividends	$800	35,026	3,231	10,831	85,083	50,363	176,059	29,793
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	800	35,026	3,231	10,831	85,083	50,363	176,059	29,793
Realized gain (loss) on investments	449	(199,333)	(4,704)	(69,113)	(25,643)	(58,905)	(17,838)	(42,762)
Change in unrealized gain (loss) on investments	9,385	364,433	74,475	142,993	(34,612)	152,285	279,220	79,792
Net gain (loss) on investments	9,834	165,100	69,771	73,880	(60,255)	93,380	261,382	37,030
Reinvested capital gains	8,107	439,787	-	6,465	-	92,846	50,642	50,997
Net increase (decrease) in contract owners' equity resulting from operations	$18,741	639,913	73,002	91,176	24,828	236,589	488,083	117,820

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	FTVGB1	GVMSAS	GVGMNS	RVARS	ACEG	AVMCCI	IVKMG1	IVBRA1	1
Reinvested dividends	$410,630	1,781	1,506	15,549	-	2,102	-	-
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	410,630	1,781	1,506	15,549	-	2,102	-	-
Realized gain (loss) on investments	(66,213)	(2)	608	1,906	385	(562)	15,495	(12,819)
Change in unrealized gain (loss) on investments	(243,328)	1,212	4,730	14,632	3,824	43,402	34,210	812,141
Net gain (loss) on investments	(309,541)	1,210	5,338	16,538	4,209	42,840	49,705	799,322
Reinvested capital gains	-	-	4,404	-	3,909	46,091	35,081	-
Net increase (decrease) in contract owners' equity resulting from operations	$101,089	2,991	11,248	32,087	8,118	91,033	84,786	799,322

Investment Activity:	OVGS	OVIG	OVGI	OVSC	OVSB	WRPMAV	WRPMMV	WRASP	1
Reinvested dividends	$40,808	34,604	31,465	5,133	21,287	5,479	4,538	208,132
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	40,808	34,604	31,465	5,133	21,287	5,479	4,538	208,132
Realized gain (loss) on investments	(11,081)	14,927	149,764	(71,211)	(1,111)	717	1,125	(259,229)
Change in unrealized gain (loss) on investments	498,245	647,868	300,225	406,530	37,372	24,859	21,663	1,598,112
Net gain (loss) on investments	487,164	662,795	449,989	335,319	36,261	25,576	22,788	1,338,883
Reinvested capital gains	644,591	169,674	473,669	237,039	-	16,551	11,400	397,368
Net increase (decrease) in contract owners' equity resulting from operations	$1,172,563	867,073	955,123	577,491	57,548	47,606	38,726	1,944,383

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	1
Reinvested dividends	$10,601	23,626	6,337	20,212	-	3,624	5,513	-
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	10,601	23,626	6,337	20,212	-	3,624	5,513	-
Realized gain (loss) on investments	(12,100)	(3,306)	(5,032)	(20,463)	(24,950)	(730)	(17,503)	(8,823)
Change in unrealized gain (loss) on investments	71,513	77,524	186,439	(38,702)	32,613	6,102	59,565	74,157
Net gain (loss) on investments	59,413	74,218	181,407	(59,165)	7,663	5,372	42,062	65,334
Reinvested capital gains	47,759	-	111,666	185,790	-	-	-	311,981
Net increase (decrease) in contract owners' equity resulting from operations	$117,773	97,844	299,410	146,837	7,663	8,996	47,575	377,315

Investment Activity:	WRHIP	WRIP	WRI2P	WRLTBP	WRMCG	WRMMP	WRPAP	WRPCP	1
Reinvested dividends	$245,088	4,190	11,661	915	-	3,545	33,864	5,905
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	245,088	4,190	11,661	915	-	3,545	33,864	5,905
Realized gain (loss) on investments	(107,087)	(53,403)	(3,820)	(104)	20,019	-	(79,685)	(2,751)
Change in unrealized gain (loss) on investments	251,696	(229,243)	53,187	1,332	288,089	-	212,912	22,626
Net gain (loss) on investments	144,609	(282,646)	49,367	1,228	308,108	-	133,227	19,875
Reinvested capital gains	-	425,836	61,221	-	374,556	24	107,923	14,621
Net increase (decrease) in contract owners' equity resulting from operations	$389,697	147,380	122,249	2,143	682,664	3,569	275,014	40,401

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	1
Reinvested dividends	$112,132	186,044	11,825	4,394	-	-	-	3,085
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	112,132	186,044	11,825	4,394	-	-	-	3,085
Realized gain (loss) on investments	(232)	17,239	(3,558)	(4,215)	59,778	(19,432)	(4,470)	(1,270)
Change in unrealized gain (loss) on investments	297,360	500,490	39,075	57,268	518,479	145,007	10,992	67,018
Net gain (loss) on investments	297,128	517,729	35,517	53,053	578,257	125,575	6,522	65,748
Reinvested capital gains	346,052	632,648	32,769	1,230	197,773	83,767	58,784	21,028
Net increase (decrease) in contract owners' equity resulting from operations	$755,312	1,336,421	80,111	58,677	776,030	209,342	65,306	89,861

Investment Activity:	JAEI	JAMGS	JACAS	JAGTS	JAIGS	LOVTRC	MFBOV	MFFCA	1
Reinvested dividends	$7,458	597	1,013	51,451	46,138	60,672	44,575	8,623
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	7,458	597	1,013	51,451	46,138	60,672	44,575	8,623
Realized gain (loss) on investments	27,406	3,849	46,428	221,997	(75,592)	(853)	(13,068)	(35,155)
Change in unrealized gain (loss) on investments	708,569	174,271	984,259	3,340,101	621,991	40,899	340,624	406,111
Net gain (loss) on investments	735,975	178,120	1,030,687	3,562,098	546,399	40,046	327,556	370,956
Reinvested capital gains	200,131	50,781	396,547	854,192	-	-	83,070	217,258
Net increase (decrease) in contract owners' equity resulting from operations	$943,564	229,498	1,428,247	4,467,741	592,537	100,718	455,201	596,837

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	MFBIE	MFTCG	MV2IGI	MVIGIC	MVIVIC	MNDIC	MVUIC	MVFIC	1
Reinvested dividends	$51,386	-	75	183	204,030	-	2,235	273,100
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	51,386	-	75	183	204,030	-	2,235	273,100
Realized gain (loss) on investments	(12,473)	27,693	75	(19)	283,283	83,885	2,015	61,921
Change in unrealized gain (loss) on investments	266,294	771,471	3,011	3,235	1,661,624	321,814	5,173	2,494,442
Net gain (loss) on investments	253,821	799,164	3,086	3,216	1,944,907	405,699	7,188	2,556,363
Reinvested capital gains	-	227,167	1,000	1,641	334,807	660,492	164	574,784
Net increase (decrease) in contract owners' equity resulting from operations	$305,207	1,026,331	4,161	5,040	2,483,744	1,066,191	9,587	3,404,247

Investment Activity:	MVIVSC	MSVFI	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP1	1
Reinvested dividends	$1,029	5,435	90	61,237	80,016	203,104	13,416	134,148
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	1,029	5,435	90	61,237	80,016	203,104	13,416	134,148
Realized gain (loss) on investments	5,918	1,609	(1)	9,890	3,854	32,693	(605)	25,509
Change in unrealized gain (loss) on investments	5,827	6,583	(132)	106,314	63,730	230,490	46,437	224,681
Net gain (loss) on investments	11,745	8,192	(133)	116,204	67,584	263,183	45,832	250,190
Reinvested capital gains	2,157	-	49	-	-	-	2,378	-
Net increase (decrease) in contract owners' equity resulting from operations	$14,931	13,627	6	177,441	147,600	466,287	61,626	384,338

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVCBD1	NVSTB1	NVSTB2	NVBX	SAM	SAM5	NVGEII	NVMLG1	1
Reinvested dividends	$73,589	47,993	1,198	33,549	25,587	276,111	158	164,460
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	73,589	47,993	1,198	33,549	25,587	276,111	158	164,460
Realized gain (loss) on investments	9,551	(2,992)	(6)	3,994	-	-	117	(17,376)
Change in unrealized gain (loss) on investments	76,888	25,582	1,173	55,539	-	-	2,079	374,446
Net gain (loss) on investments	86,439	22,590	1,167	59,533	-	-	2,196	357,070
Reinvested capital gains	-	-	-	-	-	-	176	526,174
Net increase (decrease) in contract owners' equity resulting from operations	$160,028	70,583	2,365	93,082	25,587	276,111	2,530	1,047,704

Investment Activity:	NVMLV1	NVMMG1	NVMIG1	NVRE1	NVMMV1	NVMMV2	NVNMO1	NVNSR2	1
Reinvested dividends	$329,215	-	22,457	249,420	107,687	9,944	5,981	11,350
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	329,215	-	22,457	249,420	107,687	9,944	5,981	11,350
Realized gain (loss) on investments	(26,985)	(210,146)	(37,368)	(238,839)	(144,512)	(10,179)	2,490	(24,117)
Change in unrealized gain (loss) on investments	(68,571)	397,599	421,620	3,834,129	150,722	13,032	137,130	205,789
Net gain (loss) on investments	(95,556)	187,453	384,252	3,595,290	6,210	2,853	139,620	181,672
Reinvested capital gains	107,170	2,250,679	116,577	-	810,559	78,568	74,009	153,713
Net increase (decrease) in contract owners' equity resulting from operations	$340,829	2,438,132	523,286	3,844,710	924,456	91,365	219,610	346,735

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVAMV1	NVOLG1	NVTIV3	DTRTFB	TRF	EIF	SCGF	SCF	1
Reinvested dividends	$132,147	208,433	21,711	7,003	89,450	53,386	-	1,585
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	132,147	208,433	21,711	7,003	89,450	53,386	-	1,585
Realized gain (loss) on investments	(29,051)	27,119	(5,810)	1,202	280,227	56,033	2,948	(207,801)
Change in unrealized gain (loss) on investments	513,568	573,470	6,912	(1,918)	1,045,380	435,873	40,501	481,576
Net gain (loss) on investments	484,517	600,589	1,102	(716)	1,325,607	491,906	43,449	273,775
Reinvested capital gains	531,192	3,213,597	78,806	-	310,443	114,761	804,750	247,149
Net increase (decrease) in contract owners' equity resulting from operations	$1,147,856	4,022,619	101,619	6,287	1,725,500	660,053	848,199	522,509

Investment Activity:	GEM	GIG	NVIE6	SCVF	GVAGG2	GVAGR2	GVAGI2	GVDIVI	1
Reinvested dividends	$378,848	27,118	2,271	29,693	40,299	22,035	34,815	685,652
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	378,848	27,118	2,271	29,693	40,299	22,035	34,815	685,652
Realized gain (loss) on investments	79,896	(3,119)	6,893	(113,034)	(15,045)	87,787	23,089	(31,821)
Change in unrealized gain (loss) on investments	2,646,750	106,836	6,187	(313,213)	1,245,646	630,362	305,592	(341,764)
Net gain (loss) on investments	2,726,646	103,717	13,080	(426,247)	1,230,601	718,149	328,681	(373,585)
Reinvested capital gains	-	45,345	4,262	846,422	527,537	901,743	240,104	117,706
Net increase (decrease) in contract owners' equity resulting from operations	$3,105,494	176,180	19,613	449,868	1,798,437	1,641,927	603,600	429,773

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVSIX2	NVIX	GVIX2	MCIF	GVEX1	GVIDA	NVIDAP	GVDMA	1
Reinvested dividends	$86,740	168,333	70,588	159,653	1,249,046	45,572	523,105	199,152
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	86,740	168,333	70,588	159,653	1,249,046	45,572	523,105	199,152
Realized gain (loss) on investments	(64,749)	28,400	(363)	(255,860)	297,588	70,726	(18,491)	133,132
Change in unrealized gain (loss) on investments	(1,412,152)	619,960	360,453	521,652	10,317,269	168,761	2,051,098	617,618
Net gain (loss) on investments	(1,476,901)	648,360	360,090	265,792	10,614,857	239,487	2,032,607	750,750
Reinvested capital gains	3,194,410	8,475	4,346	1,827,730	2,351,909	199,005	2,002,571	910,272
Net increase (decrease) in contract owners' equity resulting from operations	$1,804,249	825,168	435,024	2,253,175	14,215,812	484,064	4,558,283	1,860,174

Investment Activity:	NVDMAP	GVIDM	NVIDMP	GVDMC	NVDMCP	GVIDC	NVIDCP	GVAAA2	1
Reinvested dividends	$1,585,542	94,762	515,798	10,232	44,092	14,776	89,751	532,499
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	1,585,542	94,762	515,798	10,232	44,092	14,776	89,751	532,499
Realized gain (loss) on investments	34,024	47,043	(108,470)	(1,221)	(1,895)	(2,543)	(15,780)	531,135
Change in unrealized gain (loss) on investments	4,741,392	168,535	1,017,020	25,344	88,049	41,813	180,156	2,778,890
Net gain (loss) on investments	4,775,416	215,578	908,550	24,123	86,154	39,270	164,376	3,310,025
Reinvested capital gains	6,453,053	399,914	1,931,683	24,798	93,030	13,591	75,205	2,219,681
Net increase (decrease) in contract owners' equity resulting from operations	$12,814,011	710,254	3,356,031	59,153	223,276	67,637	329,332	6,062,205

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVCRA1	NVCMA1	NVCCA1	NVCMD1	NVCRB1	NVCMC1	NVCCN1	NVDBL2	1
Reinvested dividends	$612,124	1,414,322	632,380	821,178	278,731	80,203	65,478	13,951
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	612,124	1,414,322	632,380	821,178	278,731	80,203	65,478	13,951
Realized gain (loss) on investments	(74,175)	(308,241)	(166,508)	(76,760)	(45,109)	(78,483)	(30,586)	7,134
Change in unrealized gain (loss) on investments	2,115,404	3,186,939	1,318,699	1,822,931	608,278	258,951	183,272	29,778
Net gain (loss) on investments	2,041,229	2,878,698	1,152,191	1,746,171	563,169	180,468	152,686	36,912
Reinvested capital gains	1,620,980	4,700,597	1,965,997	2,164,437	650,272	147,159	48,320	38,149
Net increase (decrease) in contract owners' equity resulting from operations	$4,274,333	8,993,617	3,750,568	4,731,786	1,492,172	407,830	266,484	89,012

Investment Activity:	NVDBLP	NVDCA2	NVDCAP	NVLMP	NVLCAP	NCPG	NCPGI	IDPG	1
Reinvested dividends	$210,476	22,151	223,122	27,330	3,100	98,267	65,235	61,777
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	210,476	22,151	223,122	27,330	3,100	98,267	65,235	61,777
Realized gain (loss) on investments	6,044	10,787	1,315	3,126	1,876	2,999	1,453	6,254
Change in unrealized gain (loss) on investments	419,177	77,842	730,467	152,320	22,209	262,065	186,997	223,591
Net gain (loss) on investments	425,221	88,629	731,782	155,446	24,085	265,064	188,450	229,845
Reinvested capital gains	503,432	77,682	687,459	30,338	3,393	126,854	44,462	59,020
Net increase (decrease) in contract owners' equity resulting from operations	$1,139,129	188,462	1,642,363	213,114	30,578	490,185	298,147	350,642

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	IDPGI	AMTB	AMMCGS	AMSRS	NOTB3	NOTG3	NOTMG3	PMVAAA	1
Reinvested dividends	$25,682	11,255	-	531	45,032	65,656	50,749	16,213
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	25,682	11,255	-	531	45,032	65,656	50,749	16,213
Realized gain (loss) on investments	2,640	(1,006)	689	8,491	(2,756)	(12,437)	(6,076)	(5,518)
Change in unrealized gain (loss) on investments	74,344	10,305	6,053	13,080	179,062	258,726	208,442	52,243
Net gain (loss) on investments	76,984	9,299	6,742	21,571	176,306	246,289	202,366	46,725
Reinvested capital gains	21,791	-	2,610	7,067	60,266	234,513	103,638	-
Net increase (decrease) in contract owners' equity resulting from operations	$124,457	20,554	9,352	29,169	281,604	546,458	356,753	62,938

Investment Activity:	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVEIIA	PVIVIA	TRHSP	TRHS2	1
Reinvested dividends	$154,225	29,504	140,780	237,050	7,417	992	-	-
Mortality and expense risk charges (note 3)	-	-	-	-	-	-	-	-
Net investment income (loss)	154,225	29,504	140,780	237,050	7,417	992	-	-
Realized gain (loss) on investments	(65,482)	(17,434)	(40,585)	(23,271)	(1,237)	(764)	215,591	19,519
Change in unrealized gain (loss) on investments	266,989	86,395	103,917	399,093	76,629	8,179	3,859,256	270,286
Net gain (loss) on investments	201,507	68,961	63,332	375,822	75,392	7,415	4,074,847	289,805
Reinvested capital gains	-	-	-	-	28,092	1,884	991,120	65,146
Net increase (decrease) in contract owners' equity resulting from operations	$355,732	98,465	204,112	612,872	110,901	10,291	5,065,967	354,951

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	VWHA	VRVDRI	WFVSCG
Reinvested dividends	$-	849	-
Mortality and expense risk charges (note 3)	-	-	-
Net investment income (loss)	-	849	-
Realized gain (loss) on investments	(91,562)	-	770
Change in unrealized gain (loss) on investments	329,536	(6,195)	100,797
Net gain (loss) on investments	237,974	(6,195)	101,567
Reinvested capital gains	-	4,858	340,714
Net increase (decrease) in contract owners' equity resulting from operations	$237,974	(488)	442,281

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	Total (unaudited)		ALVIVB		ALVDAA		ALVSVA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$22,187,585	15,392,605	858	225	3,426	2,758	26,699	24,459
Realized gain (loss) on investments	(509,876)	3,537,600	2,466	(162)	(45)	(74)	(98,724)	(66,853)
Change in unrealized gain (loss) on investments	107,036,191	(136,383,715)	13,734	(6,204)	19,442	(13,709)	390,304	(1,104,041)
Reinvested capital gains	65,699,102	47,416,743	-	-	189	190	498,184	408,041
Net increase (decrease) in contract owners' equity resulting from operations	194,413,002	(70,036,767)	17,058	(6,141)	23,012	(10,835)	816,463	(738,394)
Equity transactions:		-

Purchase payments received from policyholders (notes 2 and 6)	158,476,628	165,800,352	247,314	37,589	22,532	17,472	493,117	578,630
Transfers between funds	-	-	(278)	-	(96)	1,595	(174,009)	(74,680)
Surrenders (notes 2, 3, 4, 5 and 6)	(99,509,282)	(100,411,304)	(7,739)	(1,621)	(10,700)	(11,739)	(435,964)	(737,332)
Adjustments to maintain reserves	108,010	(23,534)	2	4	(13)	5	334	23
Net equity transactions	59,075,356	65,365,514	239,299	35,972	11,723	7,333	(116,522)	(233,359)

Net change in contract owners' equity	253,488,358	(4,671,253)	256,357	29,831	34,735	(3,502)	699,941	(971,753)
Contract owners' equity beginning of period	862,674,617	867,345,870	29,831	-	143,616	147,118	4,111,291	5,083,044
Contract owners' equity end of period	$1,116,162,975	862,674,617	286,188	29,831	178,351	143,616	4,811,232	4,111,291

CHANGES IN UNITS:		-
Beginning units	53,844,071	49,463,723	3,861	-	10,935	10,410	194,249	204,069
Units purchased	12,347,409	14,848,755	29,094	4,049	1,599	1,372	22,415	26,482
Units redeemed	(8,734,823)	(10,468,407)	(1,239)	(188)	(778)	(847)	(27,383)	(36,302)
Ending units	57,456,657	53,844,071	31,716	3,861	11,756	10,935	189,281	194,249

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACVIP1		ACVIP2		ACVMV1		AMVNW2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$263,555	316,468	9,831	12,086	83,731	61,753	7,223	2,486
Realized gain (loss) on investments	(52,360)	(215,575)	(5,353)	(4,087)	54,668	121,308	(1,493)	(351)
Change in unrealized gain (loss) on investments	683,048	(369,327)	31,610	(20,251)	435,319	(1,003,534)	114,046	(38,470)
Reinvested capital gains	-	-	-	-	441,403	270,717	21,571	3,083
Net increase (decrease) in contract owners' equity resulting from operations	894,243	(268,434)	36,088	(12,252)	1,015,121	(549,756)	141,347	(33,252)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,470,925	1,690,043	6,149	5,152	166,576	191,580	433,645	336,155
Transfers between funds	(580,430)	(682,749)	(2,137)	(1,959)	(104,693)	(102,259)	46,795	(9,650)
Surrenders (notes 2, 3, 4, 5 and 6)	(864,492)	(1,261,582)	(33,530)	(22,997)	(721,599)	(291,473)	(68,205)	(25,239)
Adjustments to maintain reserves	(10,000)	(1,651)	(1)	13	572	29	149	(67)
Net equity transactions	16,003	(255,939)	(29,519)	(19,791)	(659,144)	(202,123)	412,384	301,199
Net change in contract owners' equity	910,246	(524,373)	6,569	(32,043)	355,977	(751,879)	553,731	267,947
Contract owners' equity beginning of period	9,619,973	10,144,346	411,904	443,947	3,753,784	4,505,663	337,998	70,051
Contract owners' equity end of period	$10,530,219	9,619,973	418,473	411,904	4,109,761	3,753,784	891,729	337,998

CHANGES IN UNITS:
Beginning units	934,718	960,321	27,481	28,784	116,636	122,029	35,816	6,381
Units purchased	153,262	181,341	400	370	5,983	7,878	44,422	32,974
Units redeemed	(149,775)	(206,944)	(2,244)	(1,673)	(23,744)	(13,271)	(7,070)	(3,539)
Ending units	938,205	934,718	25,637	27,481	98,875	116,636	73,168	35,816

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVHYI		BRVGA1		MLVGA2		DVSCS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$38,945	13,620	162,701	115,033	18,532	14,046	53,551	53,056
Realized gain (loss) on investments	(2,330)	(4,110)	(37,114)	(83,854)	7,710	12,151	(4,709)	356,658
Change in unrealized gain (loss) on investments	53,611	(23,544)	1,446,426	(1,379,353)	191,186	(222,732)	550,565	(1,325,168)
Reinvested capital gains	-	-	426,650	450,833	55,637	65,967	511,006	354,817
Net increase (decrease) in contract owners' equity resulting from operations	90,226	(14,034)	1,998,663	(897,341)	273,065	(130,568)	1,110,413	(560,637)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	302,819	269,795	1,126,293	1,297,425	7,575	9,911	294,839	394,619
Transfers between funds	260,642	90,610	(112,437)	349,399	5,293	10,094	(318,729)	(537,184)
Surrenders (notes 2, 3, 4, 5 and 6)	(66,057)	(27,592)	(730,111)	(1,849,835)	(216,522)	(156,139)	(620,459)	(637,420)
Adjustments to maintain reserves	160	7	872	120	7	47	(7,751)	(809)
Net equity transactions	497,564	332,820	284,617	(202,891)	(203,647)	(136,087)	(652,100)	(780,794)
Net change in contract owners' equity	587,790	318,786	2,283,280	(1,100,232)	69,418	(266,655)	458,313	(1,341,431)
Contract owners' equity beginning of period	462,286	143,500	11,009,251	12,109,483	1,600,031	1,866,686	5,244,913	6,586,344
Contract owners' equity end of period	$1,050,076	462,286	13,292,531	11,009,251	1,669,449	1,600,031	5,703,226	5,244,913

CHANGES IN UNITS:
Beginning units	45,921	13,876	835,764	851,843	88,932	95,952	177,285	202,647
Units purchased	50,854	46,430	88,864	125,433	781	1,555	14,515	18,261
Units redeemed	(6,300)	(14,385)	(69,396)	(141,512)	(10,965)	(8,575)	(33,841)	(43,623)
Ending units	90,475	45,921	855,232	835,764	78,748	88,932	157,959	177,285

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DSIF		DCAP		DWVSVS		DFVIPS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$292,512	271,125	22,143	21,627	16,319	12,897	28,544	20,527
Realized gain (loss) on investments	737,622	543,414	(32,545)	(36,634)	29,962	24,794	797	(2,984)
Change in unrealized gain (loss) on investments	2,641,915	(1,864,474)	379,653	(300,949)	303,402	(571,607)	78,511	(24,515)
Reinvested capital gains	859,616	365,586	203,151	203,726	168,269	154,254	-	-
Net increase (decrease) in contract owners' equity resulting from operations	4,531,665	(684,349)	572,402	(112,230)	517,952	(379,662)	107,852	(6,972)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	629,603	839,460	152,956	167,665	236,707	250,123	412,769	367,885
Transfers between funds	(305,104)	(434,584)	(33,903)	62,121	77,775	(30,998)	418,743	144,556
Surrenders (notes 2, 3, 4, 5 and 6)	(1,389,206)	(1,161,970)	(128,545)	(108,823)	(205,333)	(148,452)	(135,591)	(94,618)
Adjustments to maintain reserves	(12,896)	(1,332)	91	27	34	(1)	410	6
Net equity transactions	(1,077,603)	(758,426)	(9,401)	120,990	109,183	70,672	696,331	417,829
Net change in contract owners' equity	3,454,062	(1,442,775)	563,001	8,760	627,135	(308,990)	804,183	410,857
Contract owners' equity beginning of period	14,861,105	16,303,880	1,607,919	1,599,159	1,845,849	2,154,839	1,026,541	615,684
Contract owners' equity end of period	$18,315,167	14,861,105	2,170,920	1,607,919	2,472,984	1,845,849	1,830,724	1,026,541

CHANGES IN UNITS:
Beginning units	546,950	572,239	62,752	58,134	124,417	120,635	100,936	59,732
Units purchased	43,179	35,672	5,964	11,612	20,733	16,437	78,351	52,280
Units redeemed	(75,914)	(60,961)	(6,463)	(6,994)	(14,638)	(12,655)	(13,353)	(11,076)
Ending units	514,215	546,950	62,253	62,752	130,512	124,417	165,934	100,936

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DFVGMI		DFVGB		DFVIS		DFVIV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,454	38,781	462,167	678,026	575,990	311,067	759,964	486,704
Realized gain (loss) on investments	(1,089)	3,337	(5,883)	(23,355)	(29,312)	111,983	(51,399)	44,848
Change in unrealized gain (loss) on investments	250,710	(208,419)	207,391	(398,792)	3,419,885	(4,998,698)	2,172,365	(3,750,825)
Reinvested capital gains	14,621	5,518	-	-	255,681	813,787	-	50,362
Net increase (decrease) in contract owners' equity resulting from operations	308,696	(160,783)	663,675	255,879	4,222,244	(3,761,861)	2,880,930	(3,168,911)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	304,935	862,126	3,111,722	3,478,296	3,922,483	3,632,744	4,341,373	3,944,553
Transfers between funds	301,850	937,339	995,012	(347,670)	(291,269)	1,656,825	551,284	920,304
Surrenders (notes 2, 3, 4, 5 and 6)	(461,834)	(73,951)	(1,139,039)	(1,256,192)	(1,456,353)	(1,806,289)	(1,471,672)	(1,613,346)
Adjustments to maintain reserves	8,163	(2)	10,968	29	208	(17)	3,235	(4)
Net equity transactions	153,114	1,725,512	2,978,663	1,874,463	2,175,069	3,483,263	3,424,220	3,251,507
Net change in contract owners' equity	461,810	1,564,729	3,642,338	2,130,342	6,397,313	(278,598)	6,305,150	82,596
Contract owners' equity beginning of period	1,707,587	142,858	14,952,250	12,821,908	16,386,654	16,665,252	16,357,465	16,274,869
Contract owners' equity end of period	$2,169,397	1,707,587	18,594,588	14,952,250	22,783,967	16,386,654	22,662,615	16,357,465

CHANGES IN UNITS:
Beginning units	168,068	13,091	1,321,356	1,152,895	1,110,983	906,479	1,258,516	1,038,233
Units purchased	52,885	163,997	372,932	329,892	259,564	314,236	371,880	343,521
Units redeemed	(40,866)	(9,020)	(118,011)	(161,431)	(123,844)	(109,732)	(125,696)	(123,238)
Ending units	180,087	168,068	1,576,277	1,321,356	1,246,703	1,110,983	1,504,700	1,258,516

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DFVSTF		DFVULV		DFVUTV		DSGIBA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$410,132	227,558	601,007	532,216	299,051	172,646	40,293	10,265
Realized gain (loss) on investments	11,216	928	234,822	306,801	(47,890)	104,226	(11,890)	(170)
Change in unrealized gain (loss) on investments	(7,134)	24,204	4,814,858	(4,302,449)	2,954,538	(4,037,824)	175,269	(76,231)
Reinvested capital gains	-	-	305,005	523,723	525,471	1,005,109	1,204	24,857
Net increase (decrease) in contract owners' equity resulting from operations	414,214	252,690	5,955,692	(2,939,709)	3,731,170	(2,755,843)	204,876	(41,279)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,975,886	3,081,668	5,036,051	4,416,471	3,519,045	3,453,161	1,139,222	295,998
Transfers between funds	1,713,665	(369,472)	(487,751)	1,120,994	613,342	879,501	176,337	216,269
Surrenders (notes 2, 3, 4, 5 and 6)	(1,375,568)	(1,338,330)	(2,104,912)	(2,638,291)	(1,291,417)	(1,375,117)	(209,455)	(52,804)
Adjustments to maintain reserves	10,084	6	6,656	50	6,705	108	(373)	4
Net equity transactions	3,324,067	1,373,872	2,450,044	2,899,224	2,847,675	2,957,653	1,105,731	459,467
Net change in contract owners' equity	3,738,281	1,626,562	8,405,736	(40,485)	6,578,845	201,810	1,310,607	418,188
Contract owners' equity beginning of period	14,713,449	13,086,887	21,741,588	21,782,073	15,175,766	14,973,956	653,665	235,477
Contract owners' equity end of period	$18,451,730	14,713,449	30,147,324	21,741,588	21,754,611	15,175,766	1,964,272	653,665

CHANGES IN UNITS:
Beginning units	1,407,580	1,274,235	1,080,560	951,408	834,983	693,137	58,367	19,415
Units purchased	460,074	318,896	244,512	260,030	235,415	213,591	105,081	43,587
Units redeemed	(147,024)	(185,551)	(134,163)	(130,878)	(94,046)	(71,745)	(17,487)	(4,635)
Ending units	1,720,630	1,407,580	1,190,909	1,080,560	976,352	834,983	145,961	58,367

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DSVCGA		FQB		FEMS		FRESS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,305	261	12,239	11,212	18,672	2,890	29,310	13,556
Realized gain (loss) on investments	(620)	337	420	(1,735)	983	(1,764)	10,650	(2,054)
Change in unrealized gain (loss) on investments	74,157	(17,109)	25,426	(11,648)	203,039	(18,849)	108,175	(45,090)
Reinvested capital gains	33,503	3,322	16	-	-	-	17,562	5,535
Net increase (decrease) in contract owners' equity resulting from operations	108,345	(13,189)	38,101	(2,171)	222,694	(17,723)	165,697	(28,053)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	342,175	219,516	60,670	87,296	384,193	308,136	648,853	202,133
Transfers between funds	15,075	4,782	4,639	(60,113)	313,362	192,502	592,635	305,246
Surrenders (notes 2, 3, 4, 5 and 6)	(61,327)	(14,138)	(44,553)	(26,265)	(52,478)	(25,246)	(93,496)	(22,776)
Adjustments to maintain reserves	24	(5)	(2)	16	1,087	3	476	(2)
Net equity transactions	295,947	210,155	20,754	934	646,164	475,395	1,148,468	484,601
Net change in contract owners' equity	404,292	196,966	58,855	(1,237)	868,858	457,672	1,314,165	456,548
Contract owners' equity beginning of period	208,326	11,360	393,420	394,657	457,672	-	555,243	98,695
Contract owners' equity end of period	$612,618	208,326	452,275	393,420	1,326,530	457,672	1,869,408	555,243

CHANGES IN UNITS:
Beginning units	19,531	1,048	23,191	23,126	54,943	-	57,547	9,584
Units purchased	27,340	19,729	5,150	5,236	73,617	57,909	112,402	50,701
Units redeemed	(4,990)	(1,246)	(3,981)	(5,171)	(5,501)	(2,966)	(12,849)	(2,738)
Ending units	41,881	19,531	24,360	23,191	123,059	54,943	157,100	57,547

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FCS		FNRS2		FEIS		FF10S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$589	-	135,516	61,675	145,906	153,654	36,101	31,831
Realized gain (loss) on investments	332	-	(547,489)	(35,921)	(36,980)	33,324	15,868	42,497
Change in unrealized gain (loss) on investments	14,830	-	1,097,929	(2,144,597)	1,190,838	(1,098,048)	135,064	(206,665)
Reinvested capital gains	-	-	5,168	8,882	459,458	321,938	77,575	52,994
Net increase (decrease) in contract owners' equity resulting from operations	15,751	-	691,124	(2,109,961)	1,759,222	(589,132)	264,608	(79,343)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	116,815	-	1,083,080	1,322,891	648,190	699,558	116,893	126,855
Transfers between funds	128,358	-	(205,350)	(593,467)	2,319	(255,584)	(326,258)	514,756
Surrenders (notes 2, 3, 4, 5 and 6)	(25,338)	-	(783,949)	(785,290)	(574,258)	(627,151)	(156,072)	(347,896)
Adjustments to maintain reserves	(4)	-	(7,485)	380	2,186	(1,991)	19	10
Net equity transactions	219,831	-	86,296	(55,486)	78,437	(185,168)	(365,418)	293,725
Net change in contract owners' equity	235,582	-	777,420	(2,165,447)	1,837,659	(774,300)	(100,810)	214,382
Contract owners' equity beginning of period	-	-	6,711,087	8,876,534	6,410,859	7,185,159	1,956,075	1,741,693
Contract owners' equity end of period	$235,582	-	7,488,507	6,711,087	8,248,518	6,410,859	1,855,265	1,956,075

CHANGES IN UNITS:
Beginning units	-	-	438,202	436,048	298,050	305,989	96,578	82,464
Units purchased	23,618	-	101,970	546,338	39,152	37,396	5,292	30,665
Units redeemed	(2,425)	-	(94,607)	(544,184)	(36,110)	(45,335)	(22,903)	(16,551)
Ending units	21,193	-	445,565	438,202	301,092	298,050	78,967	96,578

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FF20S		FF30S		FGS		FIGBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$56,500	37,542	145,115	93,954	39,466	29,429	146,556	121,573
Realized gain (loss) on investments	12,631	44,894	122,761	253,256	185,446	227,473	31,553	(7,188)
Change in unrealized gain (loss) on investments	284,782	(329,837)	1,077,822	(1,119,153)	5,306,943	(2,984,960)	323,558	(174,347)
Reinvested capital gains	142,481	89,375	257,186	194,968	1,348,264	2,416,717	-	30,192
Net increase (decrease) in contract owners' equity resulting from operations	496,394	(158,026)	1,602,884	(576,975)	6,880,119	(311,341)	501,667	(29,770)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	237,003	357,961	641,737	747,412	3,273,428	2,965,584	536,874	522,245
Transfers between funds	177,615	(257,100)	(5,398)	(561,533)	1,125,406	2,587,172	307,720	30,739
Surrenders (notes 2, 3, 4, 5 and 6)	(327,373)	(384,824)	(727,868)	(634,399)	(2,267,461)	(2,562,529)	(643,437)	(450,814)
Adjustments to maintain reserves	108	2	338	32	2,767	(260)	2,237	(1,454)
Net equity transactions	87,353	(283,961)	(91,191)	(448,488)	2,134,140	2,989,967	203,394	100,716
Net change in contract owners' equity	583,747	(441,987)	1,511,693	(1,025,463)	9,014,259	2,678,626	705,061	70,946
Contract owners' equity beginning of period	2,427,400	2,869,387	6,672,133	7,697,596	19,281,194	16,602,568	5,038,633	4,967,687
Contract owners' equity end of period	$3,011,147	2,427,400	8,183,826	6,672,133	28,295,453	19,281,194	5,743,694	5,038,633

CHANGES IN UNITS:
Beginning units	113,656	126,321	293,129	311,519	625,050	536,736	298,632	292,566
Units purchased	18,909	17,056	27,211	31,065	133,971	174,963	59,327	42,396
Units redeemed	(15,083)	(29,721)	(31,257)	(49,455)	(75,529)	(86,649)	(47,391)	(36,330)
Ending units	117,482	113,656	289,083	293,129	683,492	625,050	310,568	298,632

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	FMCS		FOS		FVSS		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$72,819	56,964	72,568	71,072	164	91	37,813	33,166
Realized gain (loss) on investments	(204,150)	32,786	51,911	49,121	108	151	3,843	5,059
Change in unrealized gain (loss) on investments	1,030,745	(2,425,886)	797,103	(832,313)	1,773	(2,558)	45,537	(66,057)
Reinvested capital gains	1,035,968	881,702	169,854	-	949	468	11,428	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,935,382	(1,454,434)	1,091,436	(712,120)	2,994	(1,848)	98,621	(27,832)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	772,828	902,197	621,467	585,057	544	401	14,297	13,058
Transfers between funds	(540,516)	(351,227)	189,491	313,171	(128)	519	57,200	(10,492)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,167,189)	(998,310)	(1,265,442)	(344,843)	(870)	(850)	(129,623)	(85,720)
Adjustments to maintain reserves	476	32	(90)	9	3	-	(2)	2
Net equity transactions	(934,401)	(447,308)	(454,574)	553,394	(451)	70	(58,128)	(83,152)
Net change in contract owners’ equity	1,000,981	(1,901,742)	636,862	(158,726)	2,543	(1,778)	40,493	(110,984)
Contract owners’ equity beginning of period	8,484,307	10,386,049	4,204,417	4,363,143	8,856	10,634	628,414	739,398
Contract owners’ equity end of period	$9,485,288	8,484,307	4,841,279	4,204,417	11,399	8,856	668,907	628,414
CHANGES IN UNITS:

Beginning units	294,745	307,993	423,198	373,808	409	406	32,857	36,996
Units purchased	29,684	33,341	87,413	102,780	22	37	4,439	742
Units redeemed	(57,283)	(46,589)	(128,932)	(53,390)	(39)	(34)	(7,161)	(4,881)
Ending units	267,146	294,745	381,679	423,198	392	409	30,135	32,857

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	FTVRDI		FTVSVI		FTVDM2		TIF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$800	911	35,026	32,253	3,231	3,179	10,831	26,719
Realized gain (loss) on investments	449	609	(199,333)	(16,385)	(4,704)	(3,239)	(69,113)	(17,150)
Change in unrealized gain (loss) on investments	9,385	(7,391)	364,433	(800,483)	74,475	(60,820)	142,993	(180,321)
Reinvested capital gains	8,107	3,678	439,787	422,333	-	-	6,465	-
Net increase (decrease) in contract owners’ equity resulting from operations	18,741	(2,193)	639,913	(362,282)	73,002	(60,880)	91,176	(170,752)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	847	1,970	187,589	213,556	19,158	26,915	29,365	48,537
Transfers between funds	51,931	(2,872)	(141,246)	7,346	16,100	(53,455)	(290,727)	563,655
Surrenders (notes 2, 3, 4, 5 and 6)	(8,229)	(6,377)	(365,024)	(247,170)	(69,776)	(49,076)	(98,243)	(78,798)
Adjustments to maintain reserves	(10)	7	209	(8)	(7)	3	93	10
Net equity transactions	44,539	(7,272)	(318,472)	(26,276)	(34,525)	(75,613)	(359,512)	533,404
Net change in contract owners’ equity	63,280	(9,465)	321,441	(388,558)	38,477	(136,493)	(268,336)	362,652
Contract owners’ equity beginning of period	51,579	61,044	2,509,885	2,898,443	299,639	436,132	861,110	498,458
Contract owners’ equity end of period	$114,859	51,579	2,831,326	2,509,885	338,116	299,639	592,774	861,110
CHANGES IN UNITS:

Beginning units	1,886	2,124	94,841	95,629	28,466	34,889	99,691	48,796
Units purchased	1,620	86	7,036	8,684	3,957	2,532	4,585	61,222
Units redeemed	(265)	(324)	(17,452)	(9,472)	(7,070)	(8,955)	(43,291)	(10,327)
Ending units	3,241	1,886	84,425	94,841	25,353	28,466	60,985	99,691

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	FTVGI2		FTVFA2		FTVIS1		FTVFA1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$85,083	-	50,363	43,428	176,059	165,204	29,793	25,048
Realized gain (loss) on investments	(25,643)	(15,748)	(58,905)	(4,490)	(17,838)	(11,872)	(42,762)	1,954
Change in unrealized gain (loss) on investments	(34,612)	38,553	152,285	(210,115)	279,220	(280,110)	79,792	(114,073)
Reinvested capital gains	-	-	92,846	34,009	50,642	-	50,997	18,029
Net increase (decrease) in contract owners’ equity resulting from operations	24,828	22,805	236,589	(137,168)	488,083	(126,778)	117,820	(69,042)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	16,908	21,293	12,983	12,983	433,176	424,407	91,706	90,596
Transfers between funds	(17,555)	4,750	(236,457)	-	(330,866)	67,027	(301,143)	1,515
Surrenders (notes 2, 3, 4, 5 and 6)	(154,078)	(101,421)	(31,458)	(52,653)	(305,735)	(679,534)	(46,186)	(83,199)
Adjustments to maintain reserves	5	(4)	16	(12)	2,784	(2,470)	680	7
Net equity transactions	(154,720)	(75,382)	(254,916)	(39,682)	(200,641)	(190,570)	(254,943)	8,919
Net change in contract owners’ equity	(129,892)	(52,577)	(18,327)	(176,850)	287,442	(317,348)	(137,123)	(60,123)
Contract owners’ equity beginning of period	1,214,825	1,267,402	1,281,023	1,457,873	3,032,020	3,349,368	673,796	733,919
Contract owners’ equity end of period	$1,084,933	1,214,825	1,262,696	1,281,023	3,319,462	3,032,020	536,673	673,796
CHANGES IN UNITS:

Beginning units	117,684	125,157	86,330	88,769	211,123	223,676	45,129	44,567
Units purchased	1,816	5,543	791	792	34,468	40,222	6,127	6,327
Units redeemed	(16,473)	(13,016)	(16,125)	(3,231)	(47,248)	(52,775)	(21,312)	(5,765)
Ending units	103,027	117,684	70,996	86,330	198,343	211,123	29,944	45,129

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	FTVGB1		GVMSAS		GVGMNS		RVARS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$410,630	-	1,781	707	1,506	805	15,549	-
Realized gain (loss) on investments	(66,213)	(46,421)	(2)	(14)	608	143	1,906	2,029
Change in unrealized gain (loss) on investments	(243,328)	147,617	1,212	(1,448)	4,730	(8,779)	14,632	(38,099)
Reinvested capital gains	-	-	-	-	4,404	1,831	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	101,089	101,196	2,991	(755)	11,248	(6,000)	32,087	(36,070)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	579,966	587,880	42,340	28,218	13,640	15,838	93,766	96,087
Transfers between funds	843,919	310,755	4,604	(274)	(11,438)	21,846	(88,771)	3,754
Surrenders (notes 2, 3, 4, 5 and 6)	(578,582)	(528,703)	(10,407)	(1,085)	(15,919)	(19,176)	(47,251)	(38,265)
Adjustments to maintain reserves	2,059	(1,473)	(2)	(1)	(7)	1	(1)	(1)
Net equity transactions	847,362	368,459	36,535	26,858	(13,724)	18,509	(42,257)	61,575
Net change in contract owners’ equity	948,451	469,655	39,526	26,103	(2,476)	12,509	(10,170)	25,505
Contract owners’ equity beginning of period	4,851,482	4,381,827	26,103	-	104,656	92,147	718,051	692,546
Contract owners’ equity end of period	$5,799,933	4,851,482	65,629	26,103	102,180	104,656	707,881	718,051
CHANGES IN UNITS:

Beginning units	417,744	385,659	2,751	-	8,085	6,810	68,812	63,000
Units purchased	130,174	98,535	4,813	2,892	1,111	2,962	10,105	11,734
Units redeemed	(59,660)	(66,450)	(1,208)	(141)	(2,144)	(1,687)	(14,318)	(5,922)
Ending units	488,258	417,744	6,356	2,751	7,052	8,085	64,599	68,812

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	ACEG		AVMCCI		IVKMG1		IVBRA1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$-	-	2,102	2,011	-	-	-	72,872
Realized gain (loss) on investments	385	1,288	(562)	251	15,495	3,287	(12,819)	(49,959)
Change in unrealized gain (loss) on investments	3,824	(3,561)	43,402	(104,111)	34,210	(66,271)	812,141	(743,343)
Reinvested capital gains	3,909	1,207	46,091	55,642	35,081	36,228	-	418,401
Net increase (decrease) in contract owners’ equity resulting from operations	8,118	(1,066)	91,033	(46,207)	84,786	(26,756)	799,322	(302,029)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,809	1,411	17,086	88,373	24,193	13,549	2,146,619	2,023,182
Transfers between funds	-	4,895	948	3,076	(92,790)	92,446	39,589	(239,374)
Surrenders (notes 2, 3, 4, 5 and 6)	(587)	(3,651)	(10,756)	(9,336)	(59,165)	(11,073)	(615,828)	(492,932)
Adjustments to maintain reserves	(2)	2	12	(4)	25	17	566	(384)
Net equity transactions	1,220	2,657	7,290	82,109	(127,737)	94,939	1,570,946	1,290,492
Net change in contract owners’ equity	9,338	1,591	98,323	35,902	(42,951)	68,183	2,370,268	988,463
Contract owners’ equity beginning of period	21,265	19,674	357,367	321,465	296,749	228,566	4,734,235	3,745,772
Contract owners’ equity end of period	$30,603	21,265	455,690	357,367	253,798	296,749	7,104,503	4,734,235
CHANGES IN UNITS:

Beginning units	1,089	971	23,810	18,987	17,297	12,579	416,058	307,923
Units purchased	177	322	1,115	5,409	1,256	5,334	179,546	174,088
Units redeemed	(120)	(204)	(690)	(586)	(7,541)	(616)	(53,685)	(65,953)
Ending units	1,146	1,089	24,235	23,810	11,012	17,297	541,919	416,058

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	OVGS		OVIG		OVGI		OVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$40,808	42,538	34,604	23,760	31,465	33,582	5,133	7,682
Realized gain (loss) on investments	(11,081)	54,080	14,927	52,361	149,764	21,209	(71,211)	(10,320)
Change in unrealized gain (loss) on investments	498,245	(973,991)	647,868	(751,079)	300,225	(527,252)	406,530	(561,480)
Reinvested capital gains	644,591	300,742	169,674	53,768	473,669	252,591	237,039	316,438
Net increase (decrease) in contract owners’ equity resulting from operations	1,172,563	(576,631)	867,073	(621,190)	955,123	(219,870)	577,491	(247,680)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	600,164	466,871	873,809	435,152	343,213	428,691	309,816	301,062
Transfers between funds	(352,137)	8,422	(200,317)	1,464,764	497,918	(46,134)	(39,267)	(112,748)
Surrenders (notes 2, 3, 4, 5 and 6)	(591,428)	(327,599)	(208,778)	(131,600)	(253,955)	(457,123)	(328,911)	(158,457)
Adjustments to maintain reserves	167	(69)	112	-	351	2	695	(173)
Net equity transactions	(343,234)	147,625	464,826	1,768,316	587,527	(74,564)	(57,667)	29,684
Net change in contract owners’ equity	829,329	(429,006)	1,331,899	1,147,126	1,542,650	(294,434)	519,824	(217,996)
Contract owners’ equity beginning of period	3,735,545	4,164,551	2,920,039	1,772,913	2,463,107	2,757,541	2,227,888	2,445,884
Contract owners’ equity end of period	$4,564,874	3,735,545	4,251,938	2,920,039	4,005,757	2,463,107	2,747,712	2,227,888
CHANGES IN UNITS:

Beginning units	201,007	194,558	311,400	152,357	98,385	101,460	78,676	77,458
Units purchased	32,158	34,262	96,508	201,057	46,449	24,058	11,666	11,409
Units redeemed	(46,779)	(27,813)	(55,319)	(42,014)	(23,693)	(27,133)	(13,618)	(10,191)
Ending units	186,386	201,007	352,589	311,400	121,141	98,385	76,724	78,676

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	OVSB		WRPMAV		WRPMMV		WRASP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$21,287	26,605	5,479	3,164	4,538	2,214	208,132	189,120
Realized gain (loss) on investments	(1,111)	(3,482)	717	1,696	1,125	262	(259,229)	(581,607)
Change in unrealized gain (loss) on investments	37,372	(48,491)	24,859	(24,462)	21,663	(19,003)	1,598,112	(539,425)
Reinvested capital gains	-	-	16,551	7,595	11,400	6,801	397,368	411,630
Net increase (decrease) in contract owners’ equity resulting from operations	57,548	(25,368)	47,606	(12,007)	38,726	(9,726)	1,944,383	(520,282)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	19,977	22,351	66,636	55,650	33,078	46,324	904,374	1,208,933
Transfers between funds	54	78,020	35	(30)	1	1	(559,562)	(841,602)
Surrenders (notes 2, 3, 4, 5 and 6)	(11,808)	(43,331)	(46,192)	(43,344)	(38,716)	(21,589)	(1,350,378)	(1,675,597)
Adjustments to maintain reserves	24	6	(4)	2	(7)	(2)	1,292	129
Net equity transactions	8,247	57,046	20,475	12,278	(5,644)	24,734	(1,004,274)	(1,308,137)
Net change in contract owners’ equity	65,795	31,678	68,081	271	33,082	15,008	940,109	(1,828,419)
Contract owners’ equity beginning of period	530,634	498,956	242,672	242,401	232,334	217,326	9,295,255	11,123,674
Contract owners’ equity end of period	$596,429	530,634	310,753	242,672	265,416	232,334	10,235,364	9,295,255
CHANGES IN UNITS:

Beginning units	47,978	43,130	20,914	19,898	20,269	18,201	685,219	775,408
Units purchased	1,718	9,652	5,121	4,519	3,416	3,851	64,796	90,059
Units redeemed	(1,027)	(4,804)	(3,585)	(3,503)	(3,949)	(1,783)	(130,426)	(180,248)
Ending units	48,669	47,978	22,450	20,914	19,736	20,269	619,589	685,219

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	WRBP		WRBDP		WRCEP		WRDIV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,601	8,536	23,626	16,599	6,337	5,128	20,212	11,537
Realized gain (loss) on investments	(12,100)	(13,748)	(3,306)	(13,002)	(5,032)	1,043	(20,463)	12,490
Change in unrealized gain (loss) on investments	71,513	(19,237)	77,524	(20,208)	186,439	(131,723)	(38,702)	(161,847)
Reinvested capital gains	47,759	8,408	-	1,118	111,666	85,261	185,790	54,216
Net increase (decrease) in contract owners’ equity resulting from operations	117,773	(16,041)	97,844	(15,493)	299,410	(40,291)	146,837	(83,604)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	62,323	59,275	61,231	77,579	111,921	126,219	63,281	71,565
Transfers between funds	39,266	6,913	32,169	49,196	(8,797)	(105,200)	(11,952)	(13,203)
Surrenders (notes 2, 3, 4, 5 and 6)	(50,564)	(55,897)	(77,129)	(141,117)	(56,262)	(83,076)	(66,881)	(88,047)
Adjustments to maintain reserves	120	3	201	6	395	(42)	299	8
Net equity transactions	51,145	10,294	16,472	(14,336)	47,257	(62,099)	(15,253)	(29,677)
Net change in contract owners’ equity	168,918	(5,747)	114,316	(29,829)	346,667	(102,390)	131,584	(113,281)
Contract owners’ equity beginning of period	499,304	505,051	781,779	811,608	950,371	1,052,761	638,113	751,394
Contract owners’ equity end of period	$668,222	499,304	896,095	781,779	1,297,038	950,371	769,697	638,113
CHANGES IN UNITS:

Beginning units	26,574	26,009	54,681	55,687	41,351	43,740	38,681	40,229
Units purchased	5,533	4,528	7,201	10,055	5,202	5,368	3,988	5,040
Units redeemed	(2,978)	(3,963)	(6,009)	(11,061)	(3,503)	(7,757)	(4,782)	(6,588)
Ending units	29,129	26,574	55,873	54,681	43,050	41,351	37,887	38,681

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	WRENG		WRGBP		WRGNR		WRGP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$-	-	3,624	2,643	5,513	1,889	-	342
Realized gain (loss) on investments	(24,950)	(964)	(730)	(892)	(17,503)	(13,853)	(8,823)	10,096
Change in unrealized gain (loss) on investments	32,613	(114,549)	6,102	(1,845)	59,565	(137,477)	74,157	(101,955)
Reinvested capital gains	-	-	-	-	-	-	311,981	116,828
Net increase (decrease) in contract owners’ equity resulting from operations	7,663	(115,513)	8,996	(94)	47,575	(149,441)	377,315	25,311
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	32,015	35,769	13,424	16,025	65,611	69,497	103,411	104,822
Transfers between funds	39,218	(1,080)	(15,695)	1,725	21,247	(3,688)	24,501	64,129
Surrenders (notes 2, 3, 4, 5 and 6)	(16,548)	(48,694)	(3,440)	(8,956)	(54,328)	(70,770)	(105,468)	(186,634)
Adjustments to maintain reserves	85	4	-	(1)	232	7	251	(84)
Net equity transactions	54,770	(14,001)	(5,711)	8,793	32,762	(4,954)	22,695	(17,767)
Net change in contract owners’ equity	62,433	(129,514)	3,285	8,699	80,337	(154,395)	400,010	7,544
Contract owners’ equity beginning of period	231,489	361,003	96,017	87,318	510,318	664,713	1,028,367	1,020,823
Contract owners’ equity end of period	$293,922	231,489	99,302	96,017	590,655	510,318	1,428,377	1,028,367
CHANGES IN UNITS:

Beginning units	38,743	39,794	8,210	7,453	105,086	105,081	40,236	40,853
Units purchased	15,738	6,138	1,083	1,580	23,888	14,170	6,058	6,642
Units redeemed	(6,942)	(7,189)	(1,533)	(823)	(17,852)	(14,165)	(5,377)	(7,259)
Ending units	47,539	38,743	7,760	8,210	111,122	105,086	40,917	40,236

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	WRHIP		WRIP		WRI2P		WRLTBP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$245,088	242,282	4,190	3,055	11,661	9,661	915	741
Realized gain (loss) on investments	(107,087)	(84,711)	(53,403)	18,700	(3,820)	7,534	(104)	(118)
Change in unrealized gain (loss) on investments	251,696	(234,311)	(229,243)	(95,412)	53,187	(171,390)	1,332	(223)
Reinvested capital gains	-	-	425,836	39,159	61,221	16,893	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	389,697	(76,740)	147,380	(34,498)	122,249	(137,302)	2,143	400
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	358,275	427,077	69,005	77,612	52,412	61,433	11,649	16,406
Transfers between funds	(566,512)	(2,396)	3,024	(24,604)	55,063	181,412	7,647	(159)
Surrenders (notes 2, 3, 4, 5 and 6)	(262,312)	(426,455)	(62,798)	(87,933)	(26,082)	(74,042)	(2,779)	(4,004)
Adjustments to maintain reserves	423	(6)	134	-	259	5	3	(4)
Net equity transactions	(470,126)	(1,780)	9,365	(34,925)	81,652	168,808	16,520	12,239
Net change in contract owners’ equity	(80,429)	(78,520)	156,745	(69,423)	203,901	31,506	18,663	12,639
Contract owners’ equity beginning of period	3,623,061	3,701,581	562,394	631,817	620,724	589,218	49,946	37,307
Contract owners’ equity end of period	$3,542,632	3,623,061	719,139	562,394	824,625	620,724	68,609	49,946
CHANGES IN UNITS:

Beginning units	168,586	168,597	36,980	38,940	45,484	35,485	4,482	3,374
Units purchased	18,107	32,940	4,969	4,756	8,464	15,234	1,677	1,490
Units redeemed	(38,442)	(32,951)	(4,399)	(6,716)	(3,040)	(5,235)	(252)	(382)
Ending units	148,251	168,586	37,550	36,980	50,908	45,484	5,907	4,482

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	WRMCG		WRMMP		WRPAP		WRPCP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$-	-	3,545	2,841	33,864	27,258	5,905	3,737
Realized gain (loss) on investments	20,019	87,397	-	-	(79,685)	(6,035)	(2,751)	(8,056)
Change in unrealized gain (loss) on investments	288,089	(162,672)	-	-	212,912	(171,693)	22,626	(11,363)
Reinvested capital gains	374,556	90,166	24	2	107,923	80,672	14,621	10,995
Net increase (decrease) in contract owners’ equity resulting from operations	682,664	14,891	3,569	2,843	275,014	(69,798)	40,401	(4,687)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	167,083	170,016	32,749	19,493	181,172	187,122	32,710	46,628
Transfers between funds	81,630	(373,234)	41,767	5,385	(68,015)	42,799	(132)	5,602
Surrenders (notes 2, 3, 4, 5 and 6)	(152,666)	(277,068)	(44,692)	(66,864)	(470,085)	(130,458)	(33,080)	(87,534)
Adjustments to maintain reserves	191	5	110	7	390	15	69	-
Net equity transactions	96,238	(480,281)	29,934	(41,979)	(356,538)	99,478	(433)	(35,304)
Net change in contract owners’ equity	778,902	(465,390)	33,503	(39,136)	(81,524)	29,680	39,968	(39,991)
Contract owners’ equity beginning of period	1,779,040	2,244,430	190,427	229,563	1,461,871	1,432,191	276,317	316,308
Contract owners’ equity end of period	$2,557,942	1,779,040	223,930	190,427	1,380,347	1,461,871	316,285	276,317
CHANGES IN UNITS:

Beginning units	62,810	79,195	18,277	22,369	75,661	70,963	17,388	19,521
Units purchased	8,830	11,917	8,265	7,470	8,552	11,062	1,903	3,304
Units redeemed	(6,170)	(28,302)	(5,436)	(11,562)	(26,242)	(6,364)	(1,932)	(5,437)
Ending units	65,470	62,810	21,106	18,277	57,971	75,661	17,359	17,388

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	WRPMP		WRPMAP		WRPMCP		WRRESP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$112,132	58,293	186,044	111,913	11,825	6,010	4,394	3,823
Realized gain (loss) on investments	(232)	15,625	17,239	12,244	(3,558)	(20,663)	(4,215)	(6,065)
Change in unrealized gain (loss) on investments	297,360	(417,918)	500,490	(750,220)	39,075	(24,689)	57,268	(28,401)
Reinvested capital gains	346,052	188,277	632,648	309,501	32,769	18,816	1,230	16,346
Net increase (decrease) in contract owners’ equity resulting from operations	755,312	(155,723)	1,336,421	(316,562)	80,111	(20,526)	58,677	(14,297)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	407,131	447,551	832,581	931,524	76,059	76,322	27,887	25,166
Transfers between funds	3,688	(56,099)	(106,173)	42,326	2,985	8,398	(6,432)	7,621
Surrenders (notes 2, 3, 4, 5 and 6)	(303,228)	(404,129)	(791,476)	(743,655)	(47,810)	(43,240)	(24,622)	(26,544)
Adjustments to maintain reserves	1,366	47	904	1	133	(9)	81	14
Net equity transactions	108,957	(12,630)	(64,164)	230,196	31,367	41,471	(3,086)	6,257
Net change in contract owners’ equity	864,269	(168,353)	1,272,257	(86,366)	111,478	20,945	55,591	(8,040)
Contract owners’ equity beginning of period	3,948,570	4,116,923	6,238,919	6,325,285	467,074	446,129	242,405	250,445
Contract owners’ equity end of period	$4,812,839	3,948,570	7,511,176	6,238,919	578,552	467,074	297,996	242,405
CHANGES IN UNITS:

Beginning units	226,516	226,959	342,546	330,943	27,890	25,929	13,237	12,914
Units purchased	22,592	24,626	41,685	51,055	4,460	10,028	1,634	1,820
Units redeemed	(17,195)	(25,069)	(44,525)	(39,452)	(2,784)	(8,067)	(1,793)	(1,497)
Ending units	231,913	226,516	339,706	342,546	29,566	27,890	13,078	13,237

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	WRSTP		WRSCP		WRSCV		WRVP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$-	-	-	2,535	-	344	3,085	7,865
Realized gain (loss) on investments	59,778	82,641	(19,432)	(16,161)	(4,470)	(1,849)	(1,270)	(5,551)
Change in unrealized gain (loss) on investments	518,479	(397,534)	145,007	(270,431)	10,992	(80,642)	67,018	(37,229)
Reinvested capital gains	197,773	237,973	83,767	217,670	58,784	54,560	21,028	12,643
Net increase (decrease) in contract owners’ equity resulting from operations	776,030	(76,920)	209,342	(66,387)	65,306	(27,587)	89,861	(22,272)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	165,801	164,425	102,135	75,507	26,246	24,899	27,803	37,287
Transfers between funds	(105,806)	(53,536)	36,155	344,922	9,259	(570)	(3,020)	2,635
Surrenders (notes 2, 3, 4, 5 and 6)	(126,614)	(177,233)	(85,475)	(76,285)	(27,013)	(48,801)	(16,646)	(66,335)
Adjustments to maintain reserves	407	(22)	217	(14)	106	(12)	109	1
Net equity transactions	(66,212)	(66,366)	53,032	344,130	8,598	(24,484)	8,246	(26,412)
Net change in contract owners’ equity	709,818	(143,286)	262,374	277,743	73,904	(52,071)	98,107	(48,684)
Contract owners’ equity beginning of period	1,604,025	1,747,311	882,565	604,822	264,939	317,010	337,410	386,094
Contract owners’ equity end of period	$2,313,843	1,604,025	1,144,939	882,565	338,843	264,939	435,517	337,410
CHANGES IN UNITS:

Beginning units	55,809	57,612	41,999	27,598	11,116	11,906	15,629	16,590
Units purchased	5,326	5,564	6,065	19,992	1,389	1,189	1,206	3,089
Units redeemed	(7,279)	(7,367)	(3,900)	(5,591)	(1,070)	(1,979)	(866)	(4,050)
Ending units	53,856	55,809	44,164	41,999	11,435	11,116	15,969	15,629

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	JAEI		JAMGS		JACAS		JAGTS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$7,458	4,756	597	155	1,013	53,455	51,451	90,669
Realized gain (loss) on investments	27,406	34,068	3,849	985	46,428	36,067	221,997	133,439
Change in unrealized gain (loss) on investments	708,569	(218,444)	174,271	(28,494)	984,259	(581,840)	3,340,101	(701,605)
Reinvested capital gains	200,131	74,697	50,781	5,049	396,547	574,313	854,192	273,738
Net increase (decrease) in contract owners’ equity resulting from operations	943,564	(104,923)	229,498	(22,305)	1,428,247	81,995	4,467,741	(203,759)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	674,596	489,883	1,071,089	394,900	174,160	212,252	3,009,535	1,875,681
Transfers between funds	999,755	1,009,140	44,739	2,254	37,465	173,328	875,729	1,685,565
Surrenders (notes 2, 3, 4, 5 and 6)	(283,995)	(184,833)	(138,134)	(26,244)	(869,883)	(512,858)	(1,412,991)	(970,656)
Adjustments to maintain reserves	511	8	99	4	591	15	434	(30)
Net equity transactions	1,390,867	1,314,198	977,793	370,914	(657,667)	(127,263)	2,472,707	2,590,560
Net change in contract owners’ equity	2,334,431	1,209,275	1,207,291	348,609	770,580	(45,268)	6,940,448	2,386,801
Contract owners’ equity beginning of period	2,226,731	1,017,456	407,042	58,433	4,077,621	4,122,889	9,104,242	6,717,441
Contract owners’ equity end of period	$4,561,162	2,226,731	1,614,333	407,042	4,848,201	4,077,621	16,044,690	9,104,242
CHANGES IN UNITS:

Beginning units	192,390	87,544	37,461	5,342	132,034	135,795	351,267	261,535
Units purchased	122,169	121,860	82,817	34,433	7,485	12,645	127,797	127,949
Units redeemed	(23,708)	(17,014)	(10,597)	(2,314)	(24,807)	(16,406)	(51,880)	(38,217)
Ending units	290,851	192,390	109,681	37,461	114,712	132,034	427,184	351,267

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	JAIGS		LOVTRC		MFBOV		MFFCA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$46,138	45,653	60,672	25,770	44,575	34,543	8,623	6,769
Realized gain (loss) on investments	(75,592)	(64,473)	(853)	(2,687)	(13,068)	6,465	(35,155)	6,762
Change in unrealized gain (loss) on investments	621,991	(399,841)	40,899	(18,537)	340,624	(494,915)	406,111	(738,982)
Reinvested capital gains	-	-	-	-	83,070	172,137	217,258	417,648
Net increase (decrease) in contract owners’ equity resulting from operations	592,537	(418,661)	100,718	4,546	455,201	(281,770)	596,837	(307,803)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	165,282	259,868	1,319,141	466,505	286,528	328,769	580,074	455,308
Transfers between funds	(40,332)	(43,354)	315,776	307,254	10,411	(62,698)	40,646	128,255
Surrenders (notes 2, 3, 4, 5 and 6)	(291,624)	(254,531)	(213,280)	(87,723)	(154,959)	(482,614)	(194,207)	(394,748)
Adjustments to maintain reserves	586	10	317	(410)	36	3	39	9
Net equity transactions	(166,088)	(38,007)	1,421,954	685,626	142,016	(216,540)	426,552	188,824
Net change in contract owners’ equity	426,449	(456,668)	1,522,672	690,172	597,217	(498,310)	1,023,389	(118,979)
Contract owners’ equity beginning of period	2,302,240	2,758,908	837,178	147,006	2,087,009	2,585,319	1,913,339	2,032,318
Contract owners’ equity end of period	$2,728,689	2,302,240	2,359,850	837,178	2,684,226	2,087,009	2,936,728	1,913,339
CHANGES IN UNITS:

Beginning units	242,370	246,485	80,946	14,068	132,076	143,866	89,655	81,756
Units purchased	18,763	34,986	151,081	80,982	18,887	20,386	24,563	23,912
Units redeemed	(34,416)	(39,101)	(21,597)	(14,104)	(11,171)	(32,176)	(7,422)	(16,013)
Ending units	226,717	242,370	210,430	80,946	139,792	132,076	106,796	89,655

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	MFBIE		MFTCG		MV2IGI		MVIGIC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$51,386	24,163	-	-	75	66	183	-
Realized gain (loss) on investments	(12,473)	16,274	27,693	98,442	75	34	(19)	-
Change in unrealized gain (loss) on investments	266,294	(388,953)	771,471	(555,136)	3,011	(660)	3,235	-
Reinvested capital gains	-	-	227,167	327,972	1,000	671	1,641	-
Net increase (decrease) in contract owners’ equity resulting from operations	305,207	(348,516)	1,026,331	(128,722)	4,161	111	5,040	-
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	300,120	228,374	621,124	399,993	-	-	35,433	-
Transfers between funds	48,435	118,613	(17,371)	163,758	-	-	51,575	-
Surrenders (notes 2, 3, 4, 5 and 6)	(109,349)	(277,328)	(293,451)	(550,946)	(509)	(449)	(537)	-
Adjustments to maintain reserves	36	-	51	(10)	(4)	7	(4)	-
Net equity transactions	239,242	69,659	310,353	12,795	(513)	(442)	86,467	-
Net change in contract owners’ equity	544,449	(278,857)	1,336,684	(115,927)	3,648	(331)	91,507	-
Contract owners’ equity beginning of period	1,418,424	1,697,281	2,758,806	2,874,733	10,602	10,933	-	-
Contract owners’ equity end of period	$1,962,873	1,418,424	4,095,490	2,758,806	14,250	10,602	91,507	-
CHANGES IN UNITS:

Beginning units	162,399	154,357	120,792	119,635	783	814	-	-
Units purchased	35,264	35,342	23,761	28,984	-	-	8,455	-
Units redeemed	(10,890)	(27,300)	(12,792)	(27,827)	(31)	(31)	(108)	-
Ending units	186,773	162,399	131,761	120,792	752	783	8,347	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	MVIVIC		MNDIC		MVUIC		MVFIC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$204,030	124,492	-	-	2,235	48	273,100	197,909
Realized gain (loss) on investments	283,283	682,588	83,885	96,945	2,015	88	61,921	469,982
Change in unrealized gain (loss) on investments	1,661,624	(1,980,042)	321,814	(590,184)	5,173	(965)	2,494,442	(2,840,878)
Reinvested capital gains	334,807	125,359	660,492	324,117	164	17	574,784	861,620
Net increase (decrease) in contract owners’ equity resulting from operations	2,483,744	(1,047,603)	1,066,191	(169,122)	9,587	(812)	3,404,247	(1,311,367)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,027,032	1,366,818	509,721	356,591	85,330	22,356	1,904,218	1,445,782
Transfers between funds	(680,910)	(2,167,002)	549,156	484,496	(16,203)	(111)	37,249	(1,438,365)
Surrenders (notes 2, 3, 4, 5 and 6)	(763,904)	(1,543,595)	(316,820)	(167,772)	(9,873)	(3,308)	(2,350,851)	(1,177,990)
Adjustments to maintain reserves	506	35	140	(10)	(5)	(3)	1,932	(412)
Net equity transactions	(417,276)	(2,343,744)	742,197	673,305	59,249	18,934	(407,452)	(1,170,985)
Net change in contract owners’ equity	2,066,468	(3,391,347)	1,808,388	504,183	68,836	18,122	2,996,795	(2,482,352)
Contract owners’ equity beginning of period	9,672,502	13,063,849	2,338,899	1,834,716	27,112	8,990	11,747,431	14,229,783
Contract owners’ equity end of period	$11,738,970	9,672,502	4,147,287	2,338,899	95,948	27,112	14,744,226	11,747,431
CHANGES IN UNITS:

Beginning units	547,182	668,907	129,133	99,802	2,623	879	436,092	474,963
Units purchased	64,052	83,042	50,472	52,439	7,233	2,931	70,749	61,167
Units redeemed	(83,946)	(204,767)	(18,013)	(23,108)	(2,692)	(1,187)	(85,179)	(100,038)
Ending units	527,288	547,182	161,592	129,133	7,164	2,623	421,662	436,092

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	MVIVSC		MSVFI		NVFIII		GBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,029	700	5,435	2,678	90	-	61,237	57,571
Realized gain (loss) on investments	5,918	7,721	1,609	470	(1)	-	9,890	(52,792)
Change in unrealized gain (loss) on investments	5,827	(16,029)	6,583	(3,294)	(132)	-	106,314	(473)
Reinvested capital gains	2,157	870	-	-	49	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	14,931	(6,738)	13,627	(146)	6	-	177,441	4,306
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	5,312	6,727	9,004	-	843,781	615,673
Transfers between funds	(235)	(5,158)	52,815	47,225	728	-	(307,131)	(5,412)
Surrenders (notes 2, 3, 4, 5 and 6)	(14,412)	(13,391)	(12,089)	(22,277)	(367)	-	(742,649)	(231,793)
Adjustments to maintain reserves	4	(7)	143	1	1	-	171	11
Net equity transactions	(14,643)	(18,556)	46,181	31,676	9,366	-	(205,828)	378,479
Net change in contract owners’ equity	288	(25,294)	59,808	31,530	9,372	-	(28,387)	382,785
Contract owners’ equity beginning of period	63,095	88,389	105,839	74,309	-	-	2,675,297	2,292,512
Contract owners’ equity end of period	$63,383	63,095	165,647	105,839	9,372	-	2,646,910	2,675,297
CHANGES IN UNITS:

Beginning units	3,132	3,961	6,374	4,446	-	-	177,877	152,353
Units purchased	-	-	3,942	3,483	922	-	63,088	102,763
Units redeemed	(628)	(829)	(1,319)	(1,555)	(35)	-	(75,359)	(77,239)
Ending units	2,504	3,132	8,997	6,374	887	-	165,606	177,877

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	MSBF		HIBF		GVABD2		NVLCP1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$80,016	50,110	203,104	251,620	13,416	15,974	134,148	104,616
Realized gain (loss) on investments	3,854	(4,755)	32,693	(138,977)	(605)	(3,302)	25,509	(58,316)
Change in unrealized gain (loss) on investments	63,730	(86,623)	230,490	(239,152)	46,437	(22,518)	224,681	(96,373)
Reinvested capital gains	-	-	-	-	2,378	2,553	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	147,600	(41,268)	466,287	(126,509)	61,626	(7,293)	384,338	(50,073)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	121,682	171,931	414,560	359,714	48,396	53,115	708,602	592,799
Transfers between funds	(248,748)	71,791	89,754	41,508	8,502	314	402,068	466,548
Surrenders (notes 2, 3, 4, 5 and 6)	(177,165)	(112,743)	(387,093)	(1,406,781)	(42,723)	(60,047)	(801,480)	(1,123,309)
Adjustments to maintain reserves	126	211	453	(5)	190	1	280	6
Net equity transactions	(304,105)	131,190	117,674	(1,005,564)	14,365	(6,617)	309,470	(63,956)
Net change in contract owners’ equity	(156,505)	89,922	583,961	(1,132,073)	75,991	(13,910)	693,808	(114,029)
Contract owners’ equity beginning of period	1,770,268	1,680,346	3,093,937	4,226,010	684,231	698,141	3,736,763	3,850,792
Contract owners’ equity end of period	$1,613,763	1,770,268	3,677,898	3,093,937	760,222	684,231	4,430,571	3,736,763
CHANGES IN UNITS:

Beginning units	104,035	96,435	147,397	195,292	49,583	50,048	237,517	241,818
Units purchased	7,643	17,638	25,390	36,262	4,331	6,186	76,146	81,653
Units redeemed	(24,805)	(10,038)	(20,079)	(84,157)	(3,365)	(6,651)	(57,380)	(85,954)
Ending units	86,873	104,035	152,708	147,397	50,549	49,583	256,283	237,517

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVCBD1		NVSTB1		NVSTB2		NVBX
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$73,589	49,127	47,993	38,704	1,198	1,325	33,549	25,089
Realized gain (loss) on investments	9,551	(29,289)	(2,992)	(526)	(6)	(58)	3,994	(27,599)
Change in unrealized gain (loss) on investments	76,888	(29,427)	25,582	(21,356)	1,173	(769)	55,539	(3,335)
Reinvested capital gains	-	-	-	-	-	-	-	407
Net increase (decrease) in contract owners’ equity resulting from operations	160,028	(9,589)	70,583	16,822	2,365	498	93,082	(5,438)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	147,102	176,681	264,306	195,757	637	901	327,688	210,255
Transfers between funds	1,218,805	52,187	94,725	1,127,210	9,313	(741)	88,216	(85,283)
Surrenders (notes 2, 3, 4, 5 and 6)	(159,088)	(460,807)	(85,334)	(83,249)	(20,413)	(2,514)	(109,299)	(218,612)
Adjustments to maintain reserves	225	-	8	(2)	1	(8)	11	(3)
Net equity transactions	1,207,044	(231,939)	273,705	1,239,716	(10,462)	(2,362)	306,616	(93,643)
Net change in contract owners’ equity	1,367,072	(241,528)	344,288	1,256,538	(8,097)	(1,864)	399,698	(99,081)
Contract owners’ equity beginning of period	1,548,824	1,790,352	1,674,830	418,292	60,007	61,871	966,978	1,066,059
Contract owners’ equity end of period	$2,915,896	1,548,824	2,019,118	1,674,830	51,910	60,007	1,366,676	966,978
CHANGES IN UNITS:

Beginning units	103,913	119,614	153,885	38,810	4,985	5,182	89,417	98,220
Units purchased	69,691	24,535	57,202	122,928	802	75	40,555	61,100
Units redeemed	(16,524)	(40,236)	(33,272)	(7,853)	(1,644)	(272)	(13,384)	(69,903)
Ending units	157,080	103,913	177,815	153,885	4,143	4,985	116,588	89,417

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G
STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	SAM		SAM5		NVGEII		NVMLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$25,587	23,179	276,111	231,205	158	-	164,460	12,102
Realized gain (loss) on investments	-	-	-	-	117	-	(17,376)	50,998
Change in unrealized gain (loss) on investments	-	-	-	-	2,079	-	374,446	(731,469)
Reinvested capital gains	-	18	-	160	176	-	526,174	571,031
Net increase (decrease) in contract owners’ equity resulting from operations	25,587	23,197	276,111	231,365	2,530	-	1,047,704	(97,338)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	(39,035)	84,765	9,397,213	11,636,703	26,019	-	242,125	292,443
Transfers between funds	321,930	22,579	(11,146,149)	(7,631,458)	9,476	-	(169,417)	(61,776)
Surrenders (notes 2, 3, 4, 5 and 6)	(602,931)	(411,616)	(3,622,960)	(2,327,302)	(1,842)	-	(290,467)	(399,895)
Adjustments to maintain reserves	3	(456)	1,516	(52)	-	-	171	(72)
Net equity transactions	(320,033)	(304,728)	(5,370,380)	1,677,891	33,653	-	(217,588)	(169,300)
Net change in contract owners’ equity	(294,446)	(281,531)	(5,094,269)	1,909,256	36,183	-	830,116	(266,638)
Contract owners’ equity beginning of period	1,570,934	1,852,465	18,487,651	16,578,395	-	-	3,481,926	3,748,564
Contract owners’ equity end of period	$1,276,488	1,570,934	13,393,382	18,487,651	36,183	-	4,312,042	3,481,926
CHANGES IN UNITS:

Beginning units	134,363	160,646	1,813,387	1,649,553	-	-	162,755	169,828
Units purchased	40,036	24,156	1,093,291	2,051,765	3,506	-	12,938	18,680
Units redeemed	(67,131)	(50,439)	(1,616,608)	(1,887,931)	(177)	-	(21,278)	(25,753)
Ending units	107,268	134,363	1,290,070	1,813,387	3,329	-	154,415	162,755

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMLV1		NVMMG1		NVMIG1		NVRE1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$329,215	24,330	-	-	22,457	20,032	249,420	258,476
Realized gain (loss) on investments	(26,985)	(42,068)	(210,146)	(10,346)	(37,368)	(25,897)	(238,839)	(970,106)
Change in unrealized gain (loss) on investments	(68,571)	(334,526)	397,599	(1,751,353)	421,620	(453,087)	3,834,129	221,141
Reinvested capital gains	107,170	159,522	2,250,679	1,288,852	116,577	141,918	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	340,829	(192,742)	2,438,132	(472,847)	523,286	(317,034)	3,844,710	(490,489)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	234,346	274,826	581,560	675,745	110,922	172,337	2,013,651	2,305,238
Transfers between funds	(139,581)	(395,287)	741,622	308,810	(71,967)	2,301	(1,870,189)	(1,477,875)
Surrenders (notes 2, 3, 4, 5 and 6)	(218,829)	(253,927)	(1,005,985)	(604,082)	(200,243)	(210,094)	(1,293,433)	(1,245,449)
Adjustments to maintain reserves	118	-	463	(12)	387	19	(5,635)	(1,646)
Net equity transactions	(123,946)	(374,388)	317,660	380,461	(160,901)	(35,437)	(1,155,606)	(419,732)
Net change in contract owners’ equity	216,883	(567,130)	2,755,792	(92,386)	362,385	(352,471)	2,689,104	(910,221)
Contract owners’ equity beginning of period	1,413,859	1,980,989	6,266,012	6,358,398	1,597,400	1,949,871	12,860,983	13,771,204
Contract owners’ equity end of period	$1,630,742	1,413,859	9,021,804	6,266,012	1,959,785	1,597,400	15,550,087	12,860,983
CHANGES IN UNITS:
Beginning units	81,370	100,802	307,725	290,871	159,346	162,497	785,456	808,062
Units purchased	13,285	14,475	60,935	51,430	16,993	20,693	110,423	149,777
Units redeemed	(19,814)	(33,907)	(45,855)	(34,576)	(29,514)	(23,844)	(169,031)	(172,383)
Ending units	74,841	81,370	322,805	307,725	146,825	159,346	726,848	785,456

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMMV1		NVMMV2		NVNMO1		NVNSR2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$107,687	52,806	9,944	4,753	5,981	4,707	11,350	9,073
Realized gain (loss) on investments	(144,512)	82,422	(10,179)	(6,048)	2,490	26,173	(24,117)	(7,346)
Change in unrealized gain (loss) on investments	150,722	(1,430,992)	13,032	(135,790)	137,130	(153,867)	205,789	(257,086)
Reinvested capital gains	810,559	746,572	78,568	78,832	74,009	90,264	153,713	183,803
Net increase (decrease) in contract owners’ equity resulting from operations	924,456	(549,192)	91,365	(58,253)	219,610	(32,723)	346,735	(71,556)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,119,520	1,153,612	29,119	31,208	28,524	28,779	88,115	136,290
Transfers between funds	(504,867)	(1,649,481)	(915)	(3,998)	5,996	(84,955)	(21,390)	(242,320)
Surrenders (notes 2, 3, 4, 5 and 6)	(492,658)	(724,394)	(33,970)	(76,334)	(40,743)	(80,971)	(103,184)	(298,862)
Adjustments to maintain reserves	469	(78)	88	(56)	104	(23)	198	(22)
Net equity transactions	122,464	(1,220,341)	(5,678)	(49,180)	(6,119)	(137,170)	(36,261)	(404,914)
Net change in contract owners’ equity	1,046,920	(1,769,533)	85,687	(107,433)	213,491	(169,893)	310,474	(476,470)
Contract owners’ equity beginning of period	3,795,916	5,565,449	379,316	486,749	775,665	945,558	1,341,903	1,818,373
Contract owners’ equity end of period	$4,842,836	3,795,916	465,003	379,316	989,156	775,665	1,652,377	1,341,903
CHANGES IN UNITS:
Beginning units	198,222	252,510	17,653	19,673	39,977	46,411	66,465	84,774
Units purchased	55,515	55,313	1,768	1,450	1,929	2,703	4,700	7,551
Units redeemed	(49,744)	(109,601)	(1,947)	(3,470)	(2,100)	(9,137)	(6,234)	(25,860)
Ending units	203,993	198,222	17,474	17,653	39,806	39,977	64,931	66,465

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVAMV1		NVOLG1		NVTIV3		DTRTFB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$132,147	67,296	208,433	95,434	21,711	18,249	7,003	901
Realized gain (loss) on investments	(29,051)	55,574	27,119	(372,894)	(5,810)	10,750	1,202	(7)
Change in unrealized gain (loss) on investments	513,568	(859,621)	573,470	(1,084,217)	6,912	(197,405)	(1,918)	(438)
Reinvested capital gains	531,192	309,923	3,213,597	1,096,430	78,806	10,744	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,147,856	(426,828)	4,022,619	(265,247)	101,619	(157,662)	6,287	456
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	420,208	474,449	1,861,462	1,387,909	85,467	104,530	126,517	13,015
Transfers between funds	(6,603)	(99,262)	(1,231,926)	(143,477)	22,533	(4,289)	98,026	25,779
Surrenders (notes 2, 3, 4, 5 and 6)	(397,258)	(511,868)	(2,429,012)	(1,258,340)	(64,203)	(227,468)	(9,139)	(552)
Adjustments to maintain reserves	287	23	108	(55)	136	7	11	(1)
Net equity transactions	16,634	(136,658)	(1,799,368)	(13,963)	43,933	(127,220)	215,415	38,241
Net change in contract owners’ equity	1,164,490	(563,486)	2,223,251	(279,210)	145,552	(284,882)	221,702	38,697
Contract owners’ equity beginning of period	4,207,566	4,771,052	11,056,606	11,335,816	785,179	1,070,061	38,697	-
Contract owners’ equity end of period	$5,372,056	4,207,566	13,279,857	11,056,606	930,731	785,179	260,399	38,697
CHANGES IN UNITS:
Beginning units	150,919	155,133	329,377	333,398	48,780	56,049	3,800	-
Units purchased	19,199	20,164	56,363	76,796	7,722	6,520	23,850	3,911
Units redeemed	(18,339)	(24,378)	(98,266)	(80,817)	(5,098)	(13,789)	(3,659)	(111)
Ending units	151,779	150,919	287,474	329,377	51,404	48,780	23,991	3,800

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRF		EIF		SCGF		SCF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$89,450	64,161	53,386	44,696	-	-	1,585	295
Realized gain (loss) on investments	280,227	109,710	56,033	221,169	2,948	(233,733)	(207,801)	11,826
Change in unrealized gain (loss) on investments	1,045,380	(227,746)	435,873	(681,853)	40,501	(881,956)	481,576	(901,837)
Reinvested capital gains	310,443	-	114,761	242,199	804,750	564,908	247,149	594,315
Net increase (decrease) in contract owners’ equity resulting from operations	1,725,500	(53,875)	660,053	(173,789)	848,199	(550,781)	522,509	(295,401)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	650,062	1,779,598	256,774	319,448	636,847	753,736	153,954	170,580
Transfers between funds	628,173	304,122	197,653	(318,442)	1,576,747	(1,553,105)	(18,853)	10,446
Surrenders (notes 2, 3, 4, 5 and 6)	(304,104)	(268,094)	(193,323)	(202,124)	(284,430)	(384,456)	(506,729)	(182,658)
Adjustments to maintain reserves	259	(9)	116	(34)	291	17	78	(8)
Net equity transactions	974,390	1,815,617	261,220	(201,152)	1,929,455	(1,183,808)	(371,550)	(1,640)
Net change in contract owners’ equity	2,699,890	1,761,742	921,273	(374,941)	2,777,654	(1,734,589)	150,959	(297,041)
Contract owners’ equity beginning of period	5,578,363	3,816,621	2,275,500	2,650,441	2,281,584	4,016,173	2,096,811	2,393,852
Contract owners’ equity end of period	$8,278,253	5,578,363	3,196,773	2,275,500	5,059,238	2,281,584	2,247,770	2,096,811
CHANGES IN UNITS:
Beginning units	218,466	149,467	97,271	105,078	99,789	161,709	82,213	82,002
Units purchased	43,392	79,728	23,464	14,244	77,645	44,312	7,153	6,910
Units redeemed	(11,134)	(10,729)	(13,397)	(22,051)	(14,387)	(106,232)	(19,224)	(6,699)
Ending units	250,724	218,466	107,338	97,271	163,047	99,789	70,142	82,213

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM		GIG		NVIE6		SCVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$378,848	104,447	27,118	21,339	2,271	2,544	29,693	19,451
Realized gain (loss) on investments	79,896	127,975	(3,119)	95,253	6,893	5,099	(113,034)	(8,375)
Change in unrealized gain (loss) on investments	2,646,750	(2,859,173)	106,836	(285,991)	6,187	(29,245)	(313,213)	(954,372)
Reinvested capital gains	-	-	45,345	4,990	4,262	693	846,422	471,290
Net increase (decrease) in contract owners’ equity resulting from operations	3,105,494	(2,626,751)	176,180	(164,409)	19,613	(20,909)	449,868	(472,006)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,949,742	2,301,047	47,306	45,224	-	-	428,256	594,814
Transfers between funds	(275,428)	520,687	13,676	(736,225)	-	-	(3,118)	(59,770)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,226,117)	(1,049,199)	(42,311)	(54,164)	(38,664)	(15,988)	(283,721)	(315,745)
Adjustments to maintain reserves	2,322	(1,176)	47	1	(8)	(9)	173	(24)
Net equity transactions	450,519	1,771,359	18,718	(745,164)	(38,672)	(15,997)	141,590	219,275
Net change in contract owners’ equity	3,556,013	(855,392)	194,898	(909,573)	(19,059)	(36,906)	591,458	(252,731)
Contract owners’ equity beginning of period	13,283,956	14,139,348	911,669	1,821,242	118,987	155,893	2,328,309	2,581,040
Contract owners’ equity end of period	$16,839,969	13,283,956	1,106,567	911,669	99,928	118,987	2,919,767	2,328,309
CHANGES IN UNITS:
Beginning units	1,289,238	1,133,265	87,598	149,566	11,571	12,916	98,918	91,066
Units purchased	209,724	314,417	6,432	20,788	-	-	17,656	23,153
Units redeemed	(169,786)	(158,444)	(4,772)	(82,756)	(3,399)	(1,345)	(12,334)	(15,301)
Ending units	1,329,176	1,289,238	89,258	87,598	8,172	11,571	104,240	98,918

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVAGG2		GVAGR2		GVAGI2		GVDIVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$40,299	14,010	22,035	19,698	34,815	27,123	685,652	128,649
Realized gain (loss) on investments	(15,045)	179,857	87,787	134,880	23,089	176,928	(31,821)	(9,687)
Change in unrealized gain (loss) on investments	1,245,646	(1,058,011)	630,362	(804,026)	305,592	(461,063)	(341,764)	(632,110)
Reinvested capital gains	527,537	328,025	901,743	624,511	240,104	216,705	117,706	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,798,437	(536,119)	1,641,927	(24,937)	603,600	(40,307)	429,773	(513,148)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	477,516	697,883	269,250	340,065	148,766	155,755	321,106	762,411
Transfers between funds	(492,615)	(576,596)	47,480	39,266	(118,227)	(169,498)	14,001	117,521
Surrenders (notes 2, 3, 4, 5 and 6)	(608,267)	(667,958)	(774,604)	(736,342)	(209,340)	(249,736)	(154,176)	(192,281)
Adjustments to maintain reserves	743	27	415	15	290	13	231	8
Net equity transactions	(622,623)	(546,644)	(457,459)	(356,996)	(178,511)	(263,466)	181,162	687,659
Net change in contract owners’ equity	1,175,814	(1,082,763)	1,184,468	(381,933)	425,089	(303,773)	610,935	174,511
Contract owners’ equity beginning of period	5,325,267	6,408,030	5,598,896	5,980,829	2,428,810	2,732,583	2,493,054	2,318,543
Contract owners’ equity end of period	$6,501,081	5,325,267	6,783,364	5,598,896	2,853,899	2,428,810	3,103,989	2,493,054
CHANGES IN UNITS:
Beginning units	241,787	263,536	228,419	242,400	121,671	133,898	269,242	207,424
Units purchased	23,263	34,192	17,439	23,205	8,564	12,461	35,508	84,357
Units redeemed	(46,043)	(55,941)	(33,446)	(37,186)	(16,469)	(24,688)	(17,127)	(22,539)
Ending units	219,007	241,787	212,412	228,419	113,766	121,671	287,623	269,242

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVSIX2		NVIX		GVIX2		MCIF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$86,740	104,277	168,333	94,397	70,588	58,377	159,653	106,826
Realized gain (loss) on investments	(64,749)	(316,359)	28,400	116,430	(363)	14,155	(255,860)	9,535
Change in unrealized gain (loss) on investments	(1,412,152)	(2,021,159)	619,960	(733,748)	360,453	(402,266)	521,652	(1,724,961)
Reinvested capital gains	3,194,410	1,101,202	8,475	-	4,346	-	1,827,730	699,784
Net increase (decrease) in contract owners’ equity resulting from operations	1,804,249	(1,132,039)	825,168	(522,921)	435,024	(329,734)	2,253,175	(908,816)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,645,911	2,136,311	793,093	1,100,516	232,951	318,893	1,178,753	1,010,886
Transfers between funds	541,811	(1,154,926)	717,701	(625,199)	(225,577)	4,432	1,797,097	596,333
Surrenders (notes 2, 3, 4, 5 and 6)	(634,482)	(1,301,269)	(261,571)	(248,794)	(318,317)	(256,924)	(829,291)	(618,562)
Adjustments to maintain reserves	11,902	(71)	732	(23)	4,838	(4,716)	459	(84)
Net equity transactions	1,565,142	(319,955)	1,249,955	226,500	(306,105)	61,685	2,147,018	988,573
Net change in contract owners’ equity	3,369,391	(1,451,994)	2,075,123	(296,421)	128,919	(268,049)	4,400,193	79,757
Contract owners’ equity beginning of period	6,623,998	8,075,992	3,276,416	3,572,837	2,129,115	2,397,164	6,996,219	6,916,462
Contract owners’ equity end of period	$9,993,389	6,623,998	5,351,539	3,276,416	2,258,034	2,129,115	11,396,412	6,996,219
CHANGES IN UNITS:
Beginning units	429,321	464,059	331,043	311,145	213,815	207,275	234,111	205,096
Units purchased	128,558	145,884	144,867	122,332	29,959	42,622	100,957	56,733
Units redeemed	(40,166)	(180,622)	(31,918)	(102,434)	(57,498)	(36,082)	(31,567)	(27,718)
Ending units	517,713	429,321	443,992	331,043	186,276	213,815	303,501	234,111

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVEX1		GVIDA		NVIDAP		GVDMA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,249,046	779,697	45,572	35,336	523,105	327,841	199,152	156,561
Realized gain (loss) on investments	297,588	559,307	70,726	91,921	(18,491)	137,580	133,132	208,042
Change in unrealized gain (loss) on investments	10,317,269	(4,847,433)	168,761	(526,003)	2,051,098	(3,692,458)	617,618	(2,022,675)
Reinvested capital gains	2,351,909	1,304,694	199,005	193,680	2,002,571	1,584,176	910,272	933,515
Net increase (decrease) in contract owners’ equity resulting from operations	14,215,812	(2,203,735)	484,064	(205,066)	4,558,283	(1,642,861)	1,860,174	(724,557)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,844,077	9,127,848	65,322	75,441	4,288,107	4,584,611	272,267	261,739
Transfers between funds	3,894,959	2,974,850	(64,416)	11,370	7,058	(411,840)	(18,972)	(93,169)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,316,274)	(3,913,540)	(193,624)	(283,361)	(1,819,204)	(2,122,034)	(744,555)	(987,182)
Adjustments to maintain reserves	17,876	252	(19)	15	1,602	148	(49)	(12)
Net equity transactions	10,440,638	8,189,410	(192,737)	(196,535)	2,477,563	2,050,885	(491,309)	(818,624)
Net change in contract owners’ equity	24,656,450	5,985,675	291,327	(401,601)	7,035,846	408,024	1,368,865	(1,543,181)
Contract owners’ equity beginning of period	42,227,489	36,241,814	2,121,814	2,523,415	18,391,530	17,983,506	8,701,949	10,245,130
Contract owners’ equity end of period	$66,883,939	42,227,489	2,413,141	2,121,814	25,427,376	18,391,530	10,070,814	8,701,949
CHANGES IN UNITS:
Beginning units	2,403,505	1,967,555	97,090	105,243	1,112,535	993,697	411,732	447,296
Units purchased	684,476	660,794	2,692	3,654	232,315	284,996	12,480	12,644
Units redeemed	(186,176)	(224,844)	(10,540)	(11,807)	(102,393)	(166,158)	(33,086)	(48,208)
Ending units	2,901,805	2,403,505	89,242	97,090	1,242,457	1,112,535	391,126	411,732

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVDMAP		GVIDM		NVIDMP		GVDMC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,585,542	1,128,365	94,762	82,021	515,798	405,501	10,232	9,473
Realized gain (loss) on investments	34,024	210,923	47,043	83,381	(108,470)	46,033	(1,221)	1,269
Change in unrealized gain (loss) on investments	4,741,392	(11,666,139)	168,535	(786,149)	1,017,020	(3,166,774)	25,344	(54,871)
Reinvested capital gains	6,453,053	5,671,429	399,914	369,312	1,931,683	1,620,122	24,798	26,376
Net increase (decrease) in contract owners’ equity resulting from operations	12,814,011	(4,655,422)	710,254	(251,435)	3,356,031	(1,095,118)	59,153	(17,753)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,201,558	12,115,487	69,097	57,906	2,512,923	2,459,315	24,182	26,998
Transfers between funds	(1,192,077)	559,913	(2,211)	(108,582)	286,733	254,355	(47)	156
Surrenders (notes 2, 3, 4, 5 and 6)	(5,569,599)	(5,630,658)	(433,855)	(370,833)	(2,180,980)	(1,838,149)	(55,540)	(74,485)
Adjustments to maintain reserves	8,257	(757)	(287)	-	1,837	36	(1)	10
Net equity transactions	4,448,139	7,043,985	(367,256)	(421,509)	620,513	875,557	(31,406)	(47,321)
Net change in contract owners’ equity	17,262,150	2,388,563	342,998	(672,944)	3,976,544	(219,561)	27,747	(65,074)
Contract owners’ equity beginning of period	56,423,189	54,034,626	4,141,891	4,814,835	18,645,343	18,864,904	448,120	513,194
Contract owners’ equity end of period	$73,685,339	56,423,189	4,484,889	4,141,891	22,621,887	18,645,343	475,867	448,120
CHANGES IN UNITS:
Beginning units	3,598,467	3,183,912	210,606	230,919	1,278,961	1,222,504	24,795	27,336
Units purchased	676,957	797,055	4,254	4,418	192,031	189,586	2,341	2,469
Units redeemed	(424,721)	(382,500)	(21,181)	(24,731)	(154,033)	(133,129)	(3,934)	(5,010)
Ending units	3,850,703	3,598,467	193,679	210,606	1,316,959	1,278,961	23,202	24,795

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVDMCP		GVIDC		NVIDCP		GVAAA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,092	36,238	14,776	15,882	89,751	76,429	532,499	335,221
Realized gain (loss) on investments	(1,895)	(7,676)	(2,543)	(2,028)	(15,780)	(84,198)	531,135	303,808
Change in unrealized gain (loss) on investments	88,049	(176,715)	41,813	(44,221)	180,156	(111,402)	2,778,890	(3,658,212)
Reinvested capital gains	93,030	89,839	13,591	15,908	75,205	60,476	2,219,681	1,488,135
Net increase (decrease) in contract owners’ equity resulting from operations	223,276	(58,314)	67,637	(14,459)	329,332	(58,695)	6,062,205	(1,531,048)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	293,806	352,777	3,871	4,315	438,612	545,528	6,124,738	5,734,098
Transfers between funds	(3,980)	12,324	-	-	133,656	757,068	136,207	844,535
Surrenders (notes 2, 3, 4, 5 and 6)	(212,466)	(289,599)	(132,725)	(69,351)	(365,774)	(636,613)	(3,609,279)	(2,645,390)
Adjustments to maintain reserves	63	7	4	(4)	260	(1)	809	224
Net equity transactions	77,423	75,509	(128,850)	(65,040)	206,754	665,982	2,652,475	3,933,467
Net change in contract owners’ equity	300,699	17,195	(61,213)	(79,499)	536,086	607,287	8,714,680	2,402,419
Contract owners’ equity beginning of period	1,603,212	1,586,017	752,021	831,520	3,367,180	2,759,893	28,255,902	25,853,483
Contract owners’ equity end of period	$1,903,911	1,603,212	690,808	752,021	3,903,266	3,367,180	36,970,582	28,255,902
CHANGES IN UNITS:
Beginning units	120,199	114,655	46,726	50,734	276,109	222,635	1,418,731	1,233,476
Units purchased	20,776	28,558	227	265	47,542	115,450	308,479	331,428
Units redeemed	(15,393)	(23,014)	(7,766)	(4,273)	(31,738)	(61,976)	(190,314)	(146,173)
Ending units	125,582	120,199	39,187	46,726	291,913	276,109	1,536,896	1,418,731

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCRA1		NVCMA1		NVCCA1		NVCMD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$612,124	371,828	1,414,322	918,659	632,380	427,387	821,178	618,457
Realized gain (loss) on investments	(74,175)	84,905	(308,241)	(162,285)	(166,508)	(16,883)	(76,760)	165,755
Change in unrealized gain (loss) on investments	2,115,404	(2,855,274)	3,186,939	(7,237,163)	1,318,699	(2,961,718)	1,822,931	(4,157,922)
Reinvested capital gains	1,620,980	360,250	4,700,597	2,432,819	1,965,997	938,240	2,164,437	1,337,346
Net increase (decrease) in contract owners’ equity resulting from operations	4,274,333	(2,038,291)	8,993,617	(4,047,970)	3,750,568	(1,612,974)	4,731,786	(2,036,364)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,167,972	4,353,980	8,112,451	8,734,653	3,361,061	4,135,092	1,957,313	6,990,978
Transfers between funds	(344,356)	352,998	(244,664)	(1,080,500)	(398,591)	(564,451)	(51,005)	(262,888)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,097,238)	(2,785,889)	(4,184,199)	(5,024,036)	(2,016,575)	(1,815,710)	(2,728,888)	(3,500,819)
Adjustments to maintain reserves	2,064	114	2,832	356	644	64	1,692	6
Net equity transactions	1,728,442	1,921,203	3,686,420	2,630,473	946,539	1,754,995	(820,888)	3,227,277
Net change in contract owners’ equity	6,002,775	(117,088)	12,680,037	(1,417,497)	4,697,107	142,021	3,910,898	1,190,913
Contract owners’ equity beginning of period	16,970,153	17,087,241	38,937,211	40,354,708	18,200,776	18,058,755	26,145,551	24,954,638
Contract owners’ equity end of period	$22,972,928	16,970,153	51,617,248	38,937,211	22,897,883	18,200,776	30,056,449	26,145,551
CHANGES IN UNITS:
Beginning units	1,054,499	947,933	2,425,916	2,278,189	1,133,838	1,034,503	1,657,097	1,469,871
Units purchased	234,086	260,570	461,556	513,489	194,514	243,298	124,148	415,937
Units redeemed	(138,729)	(154,004)	(258,407)	(365,762)	(141,784)	(143,963)	(171,238)	(228,711)
Ending units	1,149,856	1,054,499	2,629,065	2,425,916	1,186,568	1,133,838	1,610,007	1,657,097

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCRB1		NVCMC1		NVCCN1		NVDBL2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$278,731	225,194	80,203	72,007	65,478	61,613	13,951	12,252
Realized gain (loss) on investments	(45,109)	31,049	(78,483)	(14,877)	(30,586)	(40,571)	7,134	17,936
Change in unrealized gain (loss) on investments	608,278	(1,329,207)	258,951	(324,760)	183,272	(101,931)	29,778	(88,291)
Reinvested capital gains	650,272	484,335	147,159	122,798	48,320	15,040	38,149	26,961
Net increase (decrease) in contract owners’ equity resulting from operations	1,492,172	(588,629)	407,830	(144,832)	266,484	(65,849)	89,012	(31,142)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,412,928	1,569,071	473,650	435,502	381,782	484,802	4,693	4,860
Transfers between funds	(281,622)	(44,526)	(284,877)	(4,753)	(261,228)	(9,146)	(56)	131
Surrenders (notes 2, 3, 4, 5 and 6)	(1,194,187)	(1,075,556)	(528,970)	(308,386)	(418,889)	(492,303)	(63,771)	(120,007)
Adjustments to maintain reserves	171	7	7	5	104	4	1	(9)
Net equity transactions	(62,710)	448,996	(340,190)	122,368	(298,231)	(16,643)	(59,133)	(115,025)
Net change in contract owners’ equity	1,429,462	(139,633)	67,640	(22,464)	(31,747)	(82,492)	29,879	(146,167)
Contract owners’ equity beginning of period	9,122,753	9,262,386	2,956,233	2,978,697	2,575,995	2,658,487	599,081	745,248
Contract owners’ equity end of period	$10,552,215	9,122,753	3,023,873	2,956,233	2,544,248	2,575,995	628,960	599,081
CHANGES IN UNITS:
Beginning units	591,006	563,787	195,468	187,744	181,839	182,957	31,906	37,766
Units purchased	87,074	100,131	30,008	33,038	27,857	35,914	251	296
Units redeemed	(90,252)	(72,912)	(50,514)	(25,314)	(47,564)	(37,032)	(3,115)	(6,156)
Ending units	587,828	591,006	174,962	195,468	162,132	181,839	29,042	31,906

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVDBLP		NVDCA2		NVDCAP		NVLMP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$210,476	155,635	22,151	17,997	223,122	162,333	27,330	20,098
Realized gain (loss) on investments	6,044	7,085	10,787	36,546	1,315	41,033	3,126	10,471
Change in unrealized gain (loss) on investments	419,177	(800,853)	77,842	(184,786)	730,467	(1,222,398)	152,320	(170,333)
Reinvested capital gains	503,432	300,393	77,682	64,122	687,459	473,392	30,338	45,242
Net increase (decrease) in contract owners’ equity resulting from operations	1,139,129	(337,740)	188,462	(66,121)	1,642,363	(545,640)	213,114	(94,522)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,478,720	1,424,364	2,673	3,301	1,475,987	1,529,331	178,045	249,364
Transfers between funds	711,487	124,341	(6,843)	(103,517)	45,693	574,041	313,510	32,443
Surrenders (notes 2, 3, 4, 5 and 6)	(1,405,173)	(699,690)	(55,118)	(38,372)	(910,650)	(797,568)	(203,943)	(146,847)
Adjustments to maintain reserves	1,361	(918)	14	(20)	208	58	24	(10)
Net equity transactions	786,395	848,097	(59,274)	(138,608)	611,238	1,305,862	287,636	134,950
Net change in contract owners’ equity	1,925,524	510,357	129,188	(204,729)	2,253,601	760,222	500,750	40,428
Contract owners’ equity beginning of period	7,016,543	6,506,186	970,052	1,174,781	7,922,477	7,162,255	1,102,589	1,062,161
Contract owners’ equity end of period	$8,942,067	7,016,543	1,099,240	970,052	10,176,078	7,922,477	1,603,339	1,102,589
CHANGES IN UNITS:
Beginning units	506,226	447,671	44,101	49,953	522,057	441,936	85,195	75,731
Units purchased	145,225	107,908	108	138	92,612	133,490	34,752	23,236
Units redeemed	(92,982)	(49,353)	(2,543)	(5,990)	(56,387)	(53,369)	(14,699)	(13,772)
Ending units	558,469	506,226	41,666	44,101	558,282	522,057	105,248	85,195

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVLCAP		NCPG		NCPGI		IDPG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,100	2,872	98,267	66,954	65,235	50,027	61,777	46,621
Realized gain (loss) on investments	1,876	14,019	2,999	676	1,453	4,549	6,254	5,058
Change in unrealized gain (loss) on investments	22,209	(42,108)	262,065	(420,405)	186,997	(282,767)	223,591	(316,886)
Reinvested capital gains	3,393	6,376	126,854	145,545	44,462	82,947	59,020	132,599
Net increase (decrease) in contract owners’ equity resulting from operations	30,578	(18,841)	490,185	(207,230)	298,147	(145,244)	350,642	(132,608)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	47,989	47,641	529,729	602,988	456,000	465,311	427,254	344,665
Transfers between funds	(2,479)	(70,470)	(14,537)	27,252	(16,791)	(7,559)	235,674	13,932
Surrenders (notes 2, 3, 4, 5 and 6)	(29,953)	(22,762)	(169,130)	(252,888)	(222,572)	(195,448)	(284,327)	(172,501)
Adjustments to maintain reserves	(8)	8	1	(15)	3	39	5	21
Net equity transactions	15,549	(45,583)	346,063	377,337	216,640	262,343	378,606	186,117
Net change in contract owners’ equity	46,127	(64,424)	836,248	170,107	514,787	117,099	729,248	53,509
Contract owners’ equity beginning of period	140,163	204,587	2,981,934	2,811,827	2,054,626	1,937,527	2,194,781	2,141,272
Contract owners’ equity end of period	$186,290	140,163	3,818,182	2,981,934	2,569,413	2,054,626	2,924,029	2,194,781
CHANGES IN UNITS:
Beginning units	10,327	13,557	264,968	232,898	186,000	163,455	189,780	174,377
Units purchased	3,849	4,391	56,309	53,913	38,135	40,041	35,310	30,377
Units redeemed	(2,728)	(7,621)	(27,773)	(21,843)	(20,189)	(17,496)	(23,034)	(14,974)
Ending units	11,448	10,327	293,504	264,968	203,946	186,000	202,056	189,780

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDPGI		AMTB		AMMCGS		AMSRS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$25,682	20,062	11,255	9,020	-	-	531	645
Realized gain (loss) on investments	2,640	4,709	(1,006)	(2,851)	689	232	8,491	7,650
Change in unrealized gain (loss) on investments	74,344	(119,706)	10,305	(477)	6,053	(5,037)	13,080	(22,219)
Reinvested capital gains	21,791	46,253	-	-	2,610	2,643	7,067	7,216
Net increase (decrease) in contract owners’ equity resulting from operations	124,457	(48,682)	20,554	5,692	9,352	(2,162)	29,169	(6,708)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	196,012	262,938	37,159	42,447	2,709	3,000	5,136	6,544
Transfers between funds	(9)	(6,490)	(1,386)	3,666	-	-	(1,756)	(2,372)
Surrenders (notes 2, 3, 4, 5 and 6)	(100,535)	(97,009)	(52,312)	(87,238)	(5,109)	(2,001)	(14,393)	(16,205)
Adjustments to maintain reserves	8	4	25	5	13	(3)	(12)	(9)
Net equity transactions	95,476	159,443	(16,514)	(41,120)	(2,387)	996	(11,025)	(12,042)
Net change in contract owners’ equity	219,933	110,761	4,040	(35,428)	6,965	(1,166)	18,144	(18,750)
Contract owners’ equity beginning of period	890,411	779,650	567,238	602,666	29,748	30,914	116,549	135,299
Contract owners’ equity end of period	$1,110,344	890,411	571,278	567,238	36,713	29,748	134,693	116,549
CHANGES IN UNITS:
Beginning units	78,654	65,166	45,141	48,450	2,556	2,482	4,417	4,834
Units purchased	16,559	23,022	3,691	4,347	210	240	254	286
Units redeemed	(8,699)	(9,534)	(4,986)	(7,656)	(385)	(166)	(616)	(703)
Ending units	86,514	78,654	43,846	45,141	2,381	2,556	4,055	4,417

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NOTB3		NOTG3		NOTMG3		PMVAAA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$45,032	32,951	65,656	50,708	50,749	35,842	16,213	21,685
Realized gain (loss) on investments	(2,756)	2,933	(12,437)	(7,290)	(6,076)	368	(5,518)	1,505
Change in unrealized gain (loss) on investments	179,062	(272,043)	258,726	(549,097)	208,442	(315,388)	52,243	(61,483)
Reinvested capital gains	60,266	106,638	234,513	189,316	103,638	108,980	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	281,604	(129,521)	546,458	(316,363)	356,753	(170,198)	62,938	(38,293)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	208,304	375,996	463,853	790,448	225,580	297,986	123,878	94,728
Transfers between funds	(58,418)	(2,393)	6,287	(46,175)	1,031	(343)	(128,772)	131,505
Surrenders (notes 2, 3, 4, 5 and 6)	(163,279)	(186,813)	(359,016)	(320,932)	(145,412)	(113,638)	(76,229)	(262,807)
Adjustments to maintain reserves	7	9	11	10	(4)	208	8	9
Net equity transactions	(13,386)	186,799	111,135	423,351	81,195	184,213	(81,115)	(36,565)
Net change in contract owners’ equity	268,218	57,278	657,593	106,988	437,948	14,015	(18,177)	(74,858)
Contract owners’ equity beginning of period	1,940,985	1,883,707	3,187,188	3,080,200	2,210,476	2,196,461	584,534	659,392
Contract owners’ equity end of period	$2,209,203	1,940,985	3,844,781	3,187,188	2,648,424	2,210,476	566,357	584,534
CHANGES IN UNITS:
Beginning units	173,746	158,248	281,468	247,982	192,819	177,464	49,023	52,311
Units purchased	18,110	32,070	38,547	65,392	17,882	25,814	10,025	20,462
Units redeemed	(19,117)	(16,572)	(29,646)	(31,906)	(11,825)	(10,459)	(16,599)	(23,750)
Ending units	172,739	173,746	290,369	281,468	198,876	192,819	42,449	49,023

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$154,225	62,526	29,504	72,201	140,780	91,417	237,050	191,030
Realized gain (loss) on investments	(65,482)	(82,671)	(17,434)	(8,596)	(40,585)	(18,257)	(23,271)	(138,668)
Change in unrealized gain (loss) on investments	266,989	(442,790)	86,395	(149,344)	103,917	(54,023)	399,093	(188,088)
Reinvested capital gains	-	-	-	20,246	-	-	-	86,256
Net increase (decrease) in contract owners’ equity resulting from operations	355,732	(462,935)	98,465	(65,493)	204,112	19,137	612,872	(49,470)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	780,779	799,466	215,264	251,730	396,139	455,659	966,839	1,067,492
Transfers between funds	103,223	62,207	(382,136)	517,379	151,128	681,513	631,348	42,310
Surrenders (notes 2, 3, 4, 5 and 6)	(267,091)	(256,559)	(98,229)	(132,372)	(922,878)	(347,727)	(590,662)	(1,695,973)
Adjustments to maintain reserves	260	17	257	(54)	3,181	(2,859)	140	(219)
Net equity transactions	617,171	605,131	(264,844)	636,683	(372,430)	786,586	1,007,665	(586,390)
Net change in contract owners’ equity	972,903	142,196	(166,379)	571,190	(168,318)	805,723	1,620,537	(635,860)
Contract owners’ equity beginning of period	2,888,830	2,746,634	1,441,304	870,114	4,952,360	4,146,637	7,053,872	7,689,732
Contract owners’ equity end of period	$3,861,733	2,888,830	1,274,925	1,441,304	4,784,042	4,952,360	8,674,409	7,053,872
CHANGES IN UNITS:
Beginning units	518,063	422,955	109,619	63,546	381,871	320,821	578,659	627,442
Units purchased	163,856	145,602	17,335	63,698	55,001	105,306	135,407	157,582
Units redeemed	(60,467)	(50,494)	(36,353)	(17,625)	(82,470)	(44,256)	(57,337)	(206,365)
Ending units	621,452	518,063	90,601	109,619	354,402	381,871	656,729	578,659

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PVEIIA		PVIVIA		TRHSP		TRHS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$7,417	29	992	62	-	-	-	-
Realized gain (loss) on investments	(1,237)	(1)	(764)	(194)	215,591	192,295	19,519	38,481
Change in unrealized gain (loss) on investments	76,629	(19,710)	8,179	(4,706)	3,859,256	(1,181,558)	270,286	(98,549)
Reinvested capital gains	28,092	144	1,884	-	991,120	936,842	65,146	81,295
Net increase (decrease) in contract owners’ equity resulting from operations	110,901	(19,538)	10,291	(4,838)	5,065,967	(52,421)	354,951	21,227
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	411,972	248,138	41,003	36,824	4,350,828	3,127,368	20,270	11,791
Transfers between funds	951	3	1,046	(194)	228,696	1,038,341	(32,906)	(175,000)
Surrenders (notes 2, 3, 4, 5 and 6)	(54,153)	(13,232)	(6,968)	(2,600)	(1,890,299)	(1,492,419)	(194,861)	(152,035)
Adjustments to maintain reserves	(237)	3	13	-	1,177	(165)	11	5
Net equity transactions	358,533	234,912	35,094	34,030	2,690,402	2,673,125	(207,486)	(315,239)
Net change in contract owners’ equity	469,434	215,374	45,385	29,192	7,756,369	2,620,704	147,465	(294,012)
Contract owners’ equity beginning of period	216,047	673	31,889	2,697	16,182,809	13,562,105	1,342,151	1,636,163
Contract owners’ equity end of period	$685,481	216,047	77,274	31,889	23,939,178	16,182,809	1,489,616	1,342,151
CHANGES IN UNITS:
Beginning units	21,350	61	3,606	252	569,300	482,396	34,267	42,132
Units purchased	34,961	22,483	4,367	3,639	149,674	148,262	512	1,778
Units redeemed	(4,495)	(1,194)	(718)	(285)	(66,166)	(61,358)	(5,212)	(9,643)
Ending units	51,816	21,350	7,255	3,606	652,808	569,300	29,567	34,267

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWHA		VRVDRI		WFVSCG		WRMIC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$-	-	849	-	-	-	-	-
Realized gain (loss) on investments	(91,562)	(121,772)	-	-	770	(5,385)	-	41,801
Change in unrealized gain (loss) on investments	329,536	(663,723)	(6,195)	-	100,797	(191,309)	-	7,377
Reinvested capital gains	-	-	4,858	-	340,714	193,940	-	15,958
Net increase (decrease) in contract owners’ equity resulting from operations	237,974	(785,495)	(488)	-	442,281	(2,754)	-	65,136
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	382,160	471,685	8,937	-	62,810	67,381	-	33,247
Transfers between funds	(136,645)	(58,002)	49,879	-	6,202	265,581	-	(388,353)
Surrenders (notes 2, 3, 4, 5 and 6)	(251,218)	(251,439)	(1,054)	-	(114,918)	(195,703)	-	(40,996)
Adjustments to maintain reserves	59	51	(5)	-	144	6	-	13
Net equity transactions	(5,644)	162,295	57,757	-	(45,762)	137,265	-	(396,089)
Net change in contract owners’ equity	232,330	(623,200)	57,269	-	396,519	134,511	-	(330,953)
Contract owners’ equity beginning of period	2,003,153	2,626,353	-	-	1,789,245	1,654,734	-	330,953
Contract owners’ equity end of period	$2,235,483	2,003,153	57,269	-	2,185,764	1,789,245	-	-
CHANGES IN UNITS:
Beginning units	338,228	318,061	-	-	52,819	49,488	-	15,010
Units purchased	86,394	116,795	5,350	-	1,996	9,838	-	1,394
Units redeemed	(87,211)	(96,628)	(98)	-	(3,125)	(6,507)	-	(16,404)
Ending units	337,411	338,228	5,252	-	51,690	52,819	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company currently offers five individual flexible premium variable life insurance policies through the Separate Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL.

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholders. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
BLACKROCK FUNDS
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
M FUNDS

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

M Fund, Inc. - M Large Cap Value Fund (MFBOV)
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)
M Fund, Inc. - M International Equity Fund (MFBIE)
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)*
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)*
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)*
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
PIMCO FUNDS
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA (PVEIIA)
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Fund, Inc. (TRHS)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2019, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	7/11/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)	5/1/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/19/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	5/29/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	8/21/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	6/21/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6/7/2018
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	6/17/2019
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (WRMIC)		11/2/2018

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHYI	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I	5/1/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DFVIPS	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class	Dimensional - VIT Inflation-Protected Securities Portfolio	5/1/2019
DFVGMI	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	Dimensional - DFA VA Global Moderate Allocation Portfolio	5/1/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
FTVFA1	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 1	5/1/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(g) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(h) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.00% - 0.42% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Capped Indexed Interest Strategy Charge	Up to 2.00% of the cash value applied to create an index segment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $3.14 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $55.95 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.00% - 4.50% of an outstanding policy loan
Service/Illustration/Partial Surrender Fees - assessed through a surrender of units	Up to $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider II Charge	$0.00 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge
Cost of Insurance	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Specified Amount	$0.07 - $3.14 per $1,000 of the rider’s specified amount
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Accelerated Death Benefit Rider Charge	$280 - $450 at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Extended No-Lapse Guarantee Rider Charge	5% - 400% of the sum of the guaranteed maximum cost of insurance charges for the policy, and Additional Term Insurance Rider if elected, and guaranteed maximum charges for all other elected riders
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the periods ended December 31, 2019 and 2018, total front-end sales charge deductions were $10,540,678 and $10,809,813, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For Nationwide YourLife® Accumulation VUL policies, the current charge is 0% of variable policy value on an annualized basis, with a guaranteed maximum charge of 0.30% of the variable policy value on an annualized basis.

The amount of the charge for other policies may vary based on the policy year and the amount of the policy value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and policy value.

Nationwide® Options Select policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide MarathonSM VUL policies

Policy Years	Charge for First $25,000 in Variable Policy Value (Annualized)	Charge for Next $225,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL policies

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL policies

For policies that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all policies not electing that accumulation rider is 0.80% on an annualized basis. If you doelect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable policy value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL policies

Policy Years	Charge for First $250,000 in Variable Policy Value (Annualized)	Charge for Variable Policy Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all policies is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL policies and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL policies the maximum guaranteed loan interest charged is 4.50%, except for policyholders electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $20,328,280 and $25,534,219, respectively, and total transfers from the Separate Account to the fixed account were $24,521,704 and $21,246,238, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,116,070,175	$-	$-	$1,116,070,175

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	$1,101,351	$1,181,143
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	1,832,512	1,745,091
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	384,622	168,818
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)	6,132	1,002
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	63,997	8,527
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	56,638	149,319
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	1,651,321	80,942
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)	262,014	170,107
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)	612,504	201,210
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)	325,444	89,860
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	1,022,007	781,851
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	19,573	4,222
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	831,739	423,712
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	1,439,175	1,149,766
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	14,020	33,707
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	640,294	774,876
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)	470,751	29,722
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)	789,614	255,422
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)	1,316,092	442,996
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)	86,893	216,377
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	532,313	238,576
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)	652,918	448,893
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)	3,912,517	482,870
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)	850,465	126,000
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)	3,775,880	769,239
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)	4,785,329	604,168
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)	4,505,469	781,561
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)	5,069,535	1,720,133
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)	4,544,084	878,470
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)	1,315,700	168,099
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)	358,480	27,749
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	93,647	60,636
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)	1,340,017	145,153
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)	238,287	17,864
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	1,294,080	1,060,245
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)	1,244,472	562,856
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	210,468	462,228
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	524,613	238,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	766,556	455,784
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)	5,599,048	2,079,947
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	1,108,932	761,219
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	1,628,502	1,454,592
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)	1,109,483	1,321,546
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	1,412	753
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)	795,770	132,021
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	131,669	140,552
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)	61,189	7,734
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)	572,773	416,641
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	43,401	74,688
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	54,015	396,326
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	96,884	166,526
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	155,290	267,012
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	609,201	585,923

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)	152,727	327,561
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	1,812,160	556,226
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	1,750,451	152,505
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	1,059,390	30,318
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	623,983	884,681
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	3,896,842	518,927
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	152,607	273,144
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	1,522,561	40,251
M Fund, Inc. - M Large Cap Value Fund (MFBOV)	425,972	156,349
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)	801,279	148,886
M Fund, Inc. - M International Equity Fund (MFBIE)	388,086	97,494
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)	808,933	271,464
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	88,678	381
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)	1,075	509
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)	1,412,657	1,291,602
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)	1,737,021	334,473
MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)	86,656	25,003
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)	2,456,082	2,017,582
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	3,201	14,663
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	72,370	20,896
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	36,594	2,607
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	9,708	204
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	279,836	57,428
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)	204,147	61,207
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)	698,723	199,326
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)	437,586	111,251
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)	897,516	326,333
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	543,165	203,011
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	1,685,363	259,332
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	1,247,813	568,129
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	7,314,848	1,911,002
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	60,446	30,479
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	879,276	934,804
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	1,289,257	823,353
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	373,332	277,214
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	690,414	370,090
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	1,747,551	920,314
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	128,124	36,990
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	6,975	39,107
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	110,726	36,959
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	224,040	95,435
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	4,794,903	835,420
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	1,793,584	927,461
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)	4,675,463	1,131,190
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	384,937	569,473
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	4,016,153	1,853,118
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	11,095,081	1,296,576
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	535,810	648,643
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	1,745,771	465,362
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)	1,466,468	1,023,130
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	1,966,422	592,397
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	1,066,815	1,211,577
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	342,460	578,470
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	285,560	233,700
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	55,301	62,335
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	102,114	61,569
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	30,518	131,005
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	518,538	390,831
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	1,252,432	634,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	48,601	44,975

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	6,302,978	2,169,037
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	298,605	593,053
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)	10,552,701	15,648,504
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	276,310	298,565
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	1,167,374	183,086
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	893,596	420,722
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,040,713	728,393
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	3,943,641	1,375,764
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	1,871,980	831,738
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	113,181	30,434
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	2,956,949	223,034
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	1,356,973	339,441
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	416,750	539,644
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	166,156	390,370
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)	746,992	425,301
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	11,005	20,269
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	4,987,904	3,365,351
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)	5,735,869	734,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)	2,456,197	957,254
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	1,881,278	359,667
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)	640,557	269,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	4,418,869	1,352,712
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)	15,091,250	2,612,773
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)	339,141	124,658
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	184,389	40,074
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	709,809	280,559
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	954,980	1,855,743
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	55,789	33,739
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	502,013	156,733
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	5,139,782	305,421
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	15,839,491	1,815,859
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	42,269	47,554
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	4,750	4,540
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	17,901	21,318
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	1,227,747	885,750
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	1,136,016	467,023
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	2,638,299	1,545,989
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	705,136	521,325
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	38,984	9,472
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)	122,579	187,487
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)	983,742	212,606
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)	240,240	475,836
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)	731,964	966,794
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)	1,976,928	732,353
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	16,998	24,805
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	43,786	5,467
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)	43,281	5,323
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA (PVEIIA)	412,667	18,389
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	63,828	359
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	109,212	135,919
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)	4,349,904	669,559
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	86,256	228,606
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	387,145	392,847
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	69,977	27,467
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)	49,065	38,764
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	935,558	1,335,625
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)	149,701	40,318
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)	100,081	60,185
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)	209,026	44,160
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)	259,092	68,643

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	81,346	26,661
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)	18,316	20,402
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)	97,249	59,206
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)	460,553	126,129
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	462,470	687,931
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)	483,984	44,726
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)	194,571	40,295
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)	22,514	5,082
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	602,968	132,365
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)	62,788	29,395
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)	601,602	816,745
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)	47,636	27,611
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)	726,586	160,810
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)	1,228,258	474,634
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)	116,331	40,501
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)	29,414	26,958
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)	303,396	172,241
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)	195,832	59,250
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)	86,777	19,500
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)	46,061	13,811
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	396,197	101,389
	$249,674,397	$102,823,409

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Values	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.00%	31,716	$ 9.02	$ 286,188	1.04%	16.79%
2018	0.00%	3,861	7.73	29,831	0.88%	-22.74%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.00%	11,756	15.17	178,351	2.10%	15.51%
2018	0.00%	10,935	13.13	143,616	1.85%	-7.07%
2017	0.00%	10,410	14.13	147,118	2.08%	14.67%
2016	0.00%	9,543	12.32	117,614	0.89%	3.59%
2015	0.00%	13,015	11.90	154,846	0.76%	-1.09%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.00%	189,281	25.42	4,811,232	0.59%	20.10%
2018	0.00%	194,249	21.17	4,111,291	0.48%	-15.03%
2017	0.00%	204,069	24.91	5,083,044	0.47%	13.15%
2016	0.00%	197,662	22.01	4,351,374	0.61%	25.09%
2015	0.00%	175,052	17.60	3,080,727	0.78%	-5.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2019	0.00%	938,205	11.23	10,530,219	2.57%	9.16%
2018	0.00%	934,718	10.29	9,619,973	3.08%	-2.57%
2017	0.00%	960,321	10.56	10,144,346	3.00%	3.92%
2016	0.00%	759,508	10.16	7,720,100	2.12%	4.71%
2015	0.00%	586,893	9.71	5,697,440	2.17%	-2.28%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.00%	25,637	16.32	418,473	2.31%	8.90%
2018	0.00%	27,481	14.99	411,904	2.84%	-2.82%
2017	0.00%	28,784	15.42	443,947	2.61%	3.67%
2016	0.00%	31,163	14.88	463,617	1.85%	4.39%
2015	0.00%	35,402	14.25	504,545	2.06%	-2.47%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.00%	98,875	41.57	4,109,761	2.07%	29.15%
2018	0.00%	116,636	32.18	3,753,784	1.42%	-12.84%
2017	0.00%	122,029	36.92	4,505,663	1.54%	11.69%
2016	0.00%	137,634	33.06	4,549,808	1.72%	22.85%
2015	0.00%	118,610	26.91	3,191,525	1.65%	-1.43%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2019	0.00%	73,168	12.19	891,729	1.22%	29.14%
2018	0.00%	35,816	9.44	337,998	1.49%	-14.04%
2017	0.00%	6,381	10.98	70,051	0.21%	9.78%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2019	0.00%	90,475	11.61	1,050,076	5.38%	15.29%
2018	0.00%	45,921	10.07	462,286	5.41%	-2.66%
2017	0.00%	13,876	10.34	143,500	2.62%	3.42%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2019	0.00%	855,232	15.54	13,292,531	1.33%	17.99%
2018	0.00%	835,764	13.17	11,009,251	0.95%	-7.34%
2017	0.00%	851,843	14.22	12,109,483	1.35%	13.86%
2016	0.00%	836,360	12.49	10,442,277	1.35%	4.11%
2015	0.00%	797,102	11.99	9,558,850	1.56%	-0.71%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2019	0.00%	78,748	21.20	1,669,449	1.10%	17.83%
2018	0.00%	88,932	17.99	1,600,031	0.79%	-7.52%
2017	0.00%	95,952	19.45	1,866,686	1.12%	13.74%
2016	0.00%	129,853	17.10	2,220,988	1.03%	3.96%
2015	0.00%	162,940	16.45	2,680,815	0.96%	-0.87%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.00%	157,959	36.16	5,703,226	0.94%	22.21%
2018	0.00%	177,285	29.58	5,244,913	0.82%	-8.97%
2017	0.00%	202,647	32.50	6,586,344	0.65%	12.40%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00%	211,312	28.92	6,110,137	0.86%	25.73%
2015	0.00%	207,752	23.00	4,778,006	0.72%	-2.33%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.00%	514,215	35.64	18,315,167	1.72%	31.18%
2018	0.00%	546,950	27.17	14,861,105	1.66%	-4.63%
2017	0.00%	572,239	28.49	16,303,880	1.73%	21.54%
2016	0.00%	571,839	23.44	13,405,210	2.04%	11.71%
2015	0.00%	530,391	20.99	11,130,581	1.83%	1.11%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.00%	62,253	34.87	2,170,920	1.17%	36.10%
2018	0.00%	62,752	25.62	1,607,919	1.26%	-6.85%
2017	0.00%	58,134	27.51	1,599,159	1.36%	27.33%
2016	0.00%	64,247	21.60	1,387,967	1.66%	7.90%
2015	0.00%	64,238	20.02	1,286,124	1.71%	-2.47%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.00%	130,512	18.95	2,472,984	0.76%	27.72%
2018	0.00%	124,417	14.84	1,845,849	0.60%	-16.94%
2017	0.00%	120,635	17.86	2,154,839	0.66%	11.76%
2016	0.00%	112,644	15.98	1,800,418	0.72%	31.08%
2015	0.00%	56,660	12.19	690,859	0.43%	-6.46%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2019	0.00%	165,934	11.03	1,830,724	1.96%	8.46%
2018	0.00%	100,936	10.17	1,026,541	2.51%	-1.33%
2017	0.00%	59,732	10.31	615,684	3.90%	3.27%
2016	0.00%	6,285	9.98	62,732	1.56%	-0.19%	****
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2019	0.00%	180,087	12.00	2,169,397	2.34%	18.12%
2018	0.00%	168,068	10.16	1,707,587	5.02%	-6.90%
2017	0.00%	13,091	10.91	142,858	4.03%	9.13%	****
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2019	0.00%	1,576,277	11.79	18,594,588	2.77%	4.19%
2018	0.00%	1,321,356	11.32	14,952,250	4.86%	1.75%
2017	0.00%	1,152,895	11.12	12,821,908	1.97%	2.11%
2016	0.00%	854,690	10.89	9,308,800	1.95%	1.73%
2015	0.00%	607,216	10.71	6,501,268	1.91%	1.55%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2019	0.00%	1,246,703	18.27	22,783,967	2.95%	23.90%
2018	0.00%	1,110,983	14.75	16,386,654	1.81%	-19.77%
2017	0.00%	906,479	18.38	16,665,252	2.70%	29.95%
2016	0.00%	809,712	14.15	11,455,601	2.66%	6.23%
2015	0.00%	614,629	13.32	8,185,530	2.57%	5.81%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2019	0.00%	1,504,700	15.06	22,662,615	3.88%	15.86%
2018	0.00%	1,258,516	13.00	16,357,465	2.89%	-17.08%
2017	0.00%	1,038,233	15.68	16,274,869	3.07%	25.81%
2016	0.00%	919,267	12.46	11,454,027	3.70%	9.11%
2015	0.00%	665,525	11.42	7,600,222	3.87%	-6.96%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2019	0.00%	1,720,630	10.72	18,451,730	2.43%	2.52%
2018	0.00%	1,407,580	10.45	14,713,449	1.61%	1.78%
2017	0.00%	1,274,235	10.27	13,086,887	1.15%	0.83%
2016	0.00%	943,434	10.19	9,609,276	0.81%	0.79%
2015	0.00%	654,808	10.11	6,617,353	0.37%	0.30%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2019	0.00%	1,190,909	25.31	30,147,324	2.29%	25.78%
2018	0.00%	1,080,560	20.12	21,741,588	2.27%	-12.12%
2017	0.00%	951,408	22.89	21,782,073	2.00%	19.08%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00%	817,777	19.23	15,722,765	2.25%	18.87%
2015	0.00%	620,641	16.17	10,038,049	2.63%	-3.41%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2019	0.00%	976,352	22.27	21,754,611	1.62%	22.56%
2018	0.00%	834,983	18.17	15,175,766	1.07%	-15.87%
2017	0.00%	693,137	21.60	14,973,956	1.15%	9.77%
2016	0.00%	579,722	19.68	11,409,596	1.22%	27.49%
2015	0.00%	441,322	15.44	6,812,864	1.57%	-5.23%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2019	0.00%	145,961	13.46	1,964,272	3.14%	20.16%
2018	0.00%	58,367	11.20	653,665	2.61%	-7.66%
2017	0.00%	19,415	12.13	235,477	2.43%	16.54%
2016	0.00%	3,693	10.41	38,435	0.00%	4.07%	****
Deutsche DWS Variable Series I - DWS Capital Growth VIP: Class A (DSVCGA)
2019	0.00%	41,881	14.63	612,618	0.34%	37.14%
2018	0.00%	19,531	10.67	208,326	0.38%	-1.60%
2017	0.00%	1,048	10.84	11,360	0.00%	8.39%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.00%	24,360	18.57	452,275	2.87%	9.44%
2018	0.00%	23,191	16.96	393,420	2.95%	-0.59%
2017	0.00%	23,126	17.07	394,657	3.03%	4.04%
2016	0.00%	17,646	16.40	289,458	3.57%	3.82%
2015	0.00%	11,707	15.80	184,964	3.78%	-0.24%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2019	0.00%	123,059	10.77	1,326,530	2.24%	29.30%
2018	0.00%	54,943	8.33	457,672	1.66%	-16.70%	****
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2019	0.00%	157,100	11.88	1,869,408	2.43%	23.09%
2018	0.00%	57,547	9.65	555,243	4.93%	-6.31%
2017	0.00%	9,584	10.30	98,695	2.33%	2.98%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2019	0.00%	21,193	11.12	235,582	0.48%	11.16%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.00%	445,565	16.82	7,488,507	1.85%	9.82%
2018	0.00%	438,202	15.32	6,711,087	0.70%	-24.77%
2017	0.00%	436,048	20.36	8,876,534	1.47%	-2.78%
2016	0.00%	415,801	20.94	8,705,989	0.49%	33.51%
2015	0.00%	396,711	15.68	6,221,595	1.01%	-20.75%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2019	0.00%	301,092	27.39	8,248,518	1.98%	27.32%
2018	0.00%	298,050	21.51	6,410,859	2.22%	-8.40%
2017	0.00%	305,989	23.48	7,185,159	1.64%	12.80%
2016	0.00%	304,708	20.82	6,342,945	2.37%	17.90%
2015	0.00%	283,135	17.66	4,998,944	3.15%	-4.09%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.00%	78,967	23.49	1,855,265	2.01%	16.00%
2018	0.00%	96,578	20.25	1,956,075	1.70%	-4.10%
2017	0.00%	82,464	21.12	1,741,693	1.46%	12.99%
2016	0.00%	88,971	18.69	1,663,083	1.62%	5.28%
2015	0.00%	69,215	17.76	1,228,939	1.66%	-0.31%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.00%	117,482	25.63	3,011,147	2.03%	20.01%
2018	0.00%	113,656	21.36	2,427,400	1.36%	-5.98%
2017	0.00%	126,321	22.72	2,869,387	1.45%	16.47%
2016	0.00%	134,430	19.50	2,621,778	1.29%	6.04%
2015	0.00%	154,944	18.39	2,849,675	1.90%	-0.37%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.00%	289,083	28.31	8,183,826	1.94%	24.37%
2018	0.00%	293,129	22.76	6,672,133	1.26%	-7.88%
2017	0.00%	311,519	24.71	7,697,596	1.35%	20.82%
2016	0.00%	325,981	20.45	6,667,090	1.44%	6.52%
2015	0.00%	305,546	19.20	5,866,641	1.63%	-0.34%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2019	0.00%	683,492	41.39	28,295,453	0.16%	34.18%
2018	0.00%	625,050	30.85	19,281,194	0.15%	-0.27%
2017	0.00%	536,736	30.93	16,602,568	0.11%	35.00%
2016	0.00%	423,234	22.91	9,697,448	0.00%	0.71%
2015	0.00%	391,292	22.75	8,902,043	0.19%	7.05%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.00%	310,568	18.49	5,743,694	2.65%	9.58%
2018	0.00%	298,632	16.87	5,038,633	2.47%	-0.63%
2017	0.00%	292,566	16.98	4,967,687	2.39%	4.16%
2016	0.00%	304,421	16.30	4,962,636	2.48%	4.63%
2015	0.00%	271,116	15.58	4,224,214	2.53%	-0.71%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.00%	267,146	35.51	9,485,288	0.78%	23.35%
2018	0.00%	294,745	28.79	8,484,307	0.56%	-14.64%
2017	0.00%	307,993	33.72	10,386,049	0.61%	20.70%
2016	0.00%	331,787	27.94	9,269,404	0.44%	12.11%
2015	0.00%	306,191	24.92	7,630,109	0.40%	-1.50%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2019	0.00%	381,679	12.68	4,841,279	1.58%	27.67%
2018	0.00%	423,198	9.93	4,204,417	1.60%	-14.88%
2017	0.00%	373,808	11.67	4,363,143	1.45%	30.10%
2016	0.00%	339,433	8.97	3,045,230	1.49%	-5.12%
2015	0.00%	311,161	9.46	2,942,272	1.63%	-5.44%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.00%	392	29.08	11,399	1.58%	34.29%
2018	0.00%	409	21.65	8,856	0.87%	-17.33%
2017	0.00%	406	26.19	10,634	1.42%	19.21%
2016	0.00%	406	21.97	8,921	0.69%	9.48%
2015	0.00%	782	20.07	15,695	0.70%	-3.05%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.00%	30,135	22.20	668,907	5.63%	16.06%
2018	0.00%	32,857	19.13	628,414	4.77%	-4.30%
2017	0.00%	36,996	19.99	739,398	4.13%	9.67%
2016	0.00%	39,077	18.22	712,110	4.96%	14.02%
2015	0.00%	43,229	15.98	690,891	4.69%	-7.05%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2019	0.00%	3,241	35.44	114,859	1.04%	29.58%
2018	0.00%	1,886	27.35	51,579	1.50%	-4.84%
2017	0.00%	2,124	28.74	61,044	1.84%	20.85%
2016	0.00%	2,589	23.78	61,571	1.65%	16.33%
2015	0.00%	3,132	20.44	64,030	1.81%	-3.42%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2019	0.00%	84,425	33.54	2,831,326	1.29%	26.72%
2018	0.00%	94,841	26.46	2,509,885	1.12%	-12.69%
2017	0.00%	95,629	30.31	2,898,443	0.73%	10.92%
2016	0.00%	103,018	27.33	2,815,105	1.02%	30.54%
2015	0.00%	107,498	20.93	2,250,365	0.93%	-7.18%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.00%	25,353	13.34	338,116	1.01%	26.70%
2018	0.00%	28,466	10.53	299,639	0.84%	-15.79%
2017	0.00%	34,889	12.50	436,132	0.98%	40.41%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00%	35,039	8.90	311,956	0.87%	17.44%
2015	0.00%	43,295	7.58	328,218	2.16%	-19.60%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.00%	60,985	9.72	592,774	1.64%	12.53%
2018	0.00%	99,691	8.64	861,110	2.80%	-15.44%
2017	0.00%	48,796	10.22	498,458	2.58%	16.69%
2016	0.00%	50,098	8.75	438,554	1.94%	7.18%
2015	0.00%	51,655	8.17	421,911	3.35%	-6.49%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.00%	103,027	10.53	1,084,933	7.25%	2.01%
2018	0.00%	117,684	10.32	1,214,825	0.00%	1.94%
2017	0.00%	125,157	10.13	1,267,402	0.00%	1.93%
2016	0.00%	130,926	9.94	1,300,775	0.00%	2.94%
2015	0.00%	169,779	9.65	1,638,642	8.05%	-4.30%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.00%	70,996	17.79	1,262,696	3.80%	19.86%
2018	0.00%	86,330	14.84	1,281,023	3.05%	-9.65%
2017	0.00%	88,769	16.42	1,457,873	2.68%	11.98%
2016	0.00%	91,468	14.67	1,341,514	3.87%	13.18%
2015	0.00%	94,396	12.96	1,223,234	3.00%	-6.21%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2019	0.00%	198,343	16.72	3,319,462	5.51%	16.42%
2018	0.00%	211,123	14.36	3,032,020	4.98%	-4.09%
2017	0.00%	223,676	14.97	3,349,368	4.20%	9.94%
2016	0.00%	202,177	13.62	2,753,636	4.99%	14.33%
2015	0.00%	177,624	11.91	2,115,917	4.68%	-6.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2019	0.00%	29,944	17.92	536,673	4.50%	20.04%
2018	0.00%	45,129	14.93	673,796	3.37%	-9.34%
2017	0.00%	44,567	16.47	733,919	2.91%	12.17%
2016	0.00%	40,156	14.68	589,544	3.89%	13.43%
2015	0.00%	45,600	12.94	590,222	3.24%	-5.93%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2019	0.00%	488,258	11.88	5,799,933	7.15%	2.26%
2018	0.00%	417,744	11.61	4,851,482	0.00%	2.21%
2017	0.00%	385,659	11.36	4,381,827	0.00%	2.15%
2016	0.00%	364,803	11.12	4,057,460	0.00%	3.21%
2015	0.00%	315,893	10.78	3,404,244	7.77%	-4.10%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	0.00%	6,356	10.33	65,629	4.10%	8.82%
2018	0.00%	2,751	9.49	26,103	5.57%	-5.12%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.00%	7,052	14.49	102,180	1.50%	11.94%
2018	0.00%	8,085	12.94	104,656	0.75%	-4.34%
2017	0.00%	6,810	13.53	92,147	0.33%	13.11%
2016	0.00%	6,093	11.96	72,889	0.30%	4.34%
2015	0.00%	5,234	11.47	60,010	0.13%	-5.82%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.00%	64,599	10.96	707,881	2.30%	5.01%
2018	0.00%	68,812	10.43	718,051	0.00%	-5.07%
2017	0.00%	63,000	10.99	692,546	0.00%	3.67%
2016	0.00%	41,437	10.60	439,364	0.10%	-0.48%
2015	0.00%	33,423	10.65	356,113	0.63%	1.85%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2019	0.00%	1,146	26.70	30,603	0.00%	36.76%
2018	0.00%	1,089	19.53	21,265	0.00%	-3.62%
2017	0.00%	971	20.26	19,674	0.08%	27.34%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00%	1,467	15.91	23,342	0.00%	2.27%
2015	0.00%	1,711	15.56	26,620	0.00%	5.01%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2019	0.00%	24,235	18.80	455,690	0.51%	25.28%
2018	0.00%	23,810	15.01	357,367	0.57%	-11.35%
2017	0.00%	18,987	16.93	321,465	0.55%	14.92%
2016	0.00%	16,039	14.73	236,302	0.08%	13.43%
2015	0.00%	14,921	12.99	193,796	0.37%	-4.03%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
2019	0.00%	11,012	23.05	253,798	0.00%	34.34%
2018	0.00%	17,297	17.16	296,749	0.00%	-5.58%
2017	0.00%	12,579	18.17	228,566	0.00%	22.49%
2016	0.00%	10,690	14.83	158,578	0.00%	0.76%
2015	0.00%	11,108	14.72	163,542	0.00%	1.21%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.00%	541,919	13.11	7,104,503	0.00%	15.21%
2018	0.00%	416,058	11.38	4,734,235	1.71%	-6.46%
2017	0.00%	307,923	12.16	3,745,772	4.26%	10.16%
2016	0.00%	237,156	11.04	2,618,887	0.53%	11.64%
2015	0.00%	110,977	9.89	1,097,736	5.04%	-4.10%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.00%	186,386	24.49	4,564,874	0.94%	31.79%
2018	0.00%	201,007	18.58	3,735,545	1.00%	-13.18%
2017	0.00%	194,558	21.41	4,164,551	0.87%	36.66%
2016	0.00%	211,761	15.66	3,316,742	1.11%	0.08%
2015	0.00%	211,247	15.65	3,305,980	1.31%	3.94%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.00%	352,589	12.06	4,251,938	1.01%	28.60%
2018	0.00%	311,400	9.38	2,920,039	0.92%	-19.42%
2017	0.00%	152,357	11.64	1,772,913	1.46%	26.29%
2016	0.00%	102,503	9.21	944,473	1.16%	-2.12%
2015	0.00%	44,698	9.41	420,761	0.95%	3.43%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.00%	121,141	33.07	4,005,757	0.90%	32.08%
2018	0.00%	98,385	25.04	2,463,107	1.16%	-7.89%
2017	0.00%	101,460	27.18	2,757,541	1.28%	16.91%
2016	0.00%	95,363	23.25	2,216,969	1.05%	11.62%
2015	0.00%	81,978	20.83	1,707,451	1.11%	3.33%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2019	0.00%	76,724	35.81	2,747,712	0.20%	26.47%
2018	0.00%	78,676	28.32	2,227,888	0.31%	-10.32%
2017	0.00%	77,458	31.58	2,445,884	0.86%	14.16%
2016	0.00%	73,488	27.66	2,032,766	0.51%	18.05%
2015	0.00%	70,071	23.43	1,641,855	0.92%	-5.90%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.00%	48,669	12.25	596,429	3.75%	10.80%
2018	0.00%	47,978	11.06	530,634	4.87%	-4.40%
2017	0.00%	43,130	11.57	498,956	2.30%	6.27%
2016	0.00%	41,201	10.89	448,509	5.08%	6.53%
2015	0.00%	42,312	10.22	432,359	5.97%	-2.26%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2019	0.00%	22,450	13.84	310,753	2.00%	19.29%
2018	0.00%	20,914	11.60	242,672	1.28%	-4.75%
2017	0.00%	19,898	12.18	242,401	0.44%	15.70%
2016	0.00%	17,399	10.53	183,202	0.93%	2.36%
2015	0.00%	10,519	10.29	108,206	0.00%	-0.71%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.00%	19,736	13.45	265,416	1.88%	17.32%
2018	0.00%	20,269	11.46	232,334	0.97%	-4.00%
2017	0.00%	18,201	11.94	217,326	0.45%	13.80%
2016	0.00%	16,308	10.49	171,111	0.57%	1.81%
2015	0.00%	11,607	10.31	119,618	0.00%	-0.43%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.00%	619,589	16.52	10,235,364	2.09%	21.78%
2018	0.00%	685,219	13.57	9,295,255	1.76%	-5.44%
2017	0.00%	775,408	14.35	11,123,674	1.58%	18.27%
2016	0.00%	829,304	12.13	10,058,879	0.58%	-2.57%
2015	0.00%	883,083	12.45	10,993,504	0.36%	-8.35%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2019	0.00%	29,129	22.94	668,222	1.75%	22.09%
2018	0.00%	26,574	18.79	499,304	1.64%	-3.24%
2017	0.00%	26,009	19.42	505,051	1.61%	11.37%
2016	0.00%	25,157	17.44	438,640	1.23%	2.03%
2015	0.00%	21,048	17.09	359,696	0.90%	-0.32%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2019	0.00%	55,873	16.04	896,095	2.74%	12.18%
2018	0.00%	54,681	14.30	781,779	2.11%	-1.90%
2017	0.00%	55,687	14.57	811,608	1.59%	4.01%
2016	0.00%	53,743	14.01	753,046	2.37%	4.03%
2015	0.00%	54,763	13.47	737,588	2.92%	0.20%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2019	0.00%	43,050	30.13	1,297,038	0.56%	31.09%
2018	0.00%	41,351	22.98	950,371	0.48%	-4.51%
2017	0.00%	43,740	24.07	1,052,761	0.44%	20.75%
2016	0.00%	39,895	19.93	795,194	0.44%	3.74%
2015	0.00%	37,756	19.21	725,440	0.36%	-0.69%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2019	0.00%	37,887	20.32	769,697	2.82%	23.15%
2018	0.00%	38,681	16.50	638,113	1.63%	-11.68%
2017	0.00%	40,229	18.68	751,394	1.25%	15.56%
2016	0.00%	40,070	16.16	647,647	1.25%	6.95%
2015	0.00%	41,769	15.11	631,213	1.29%	-2.06%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.00%	47,539	6.18	293,922	0.00%	3.48%
2018	0.00%	38,743	5.98	231,489	0.00%	-34.14%
2017	0.00%	39,794	9.07	361,003	0.82%	-12.64%
2016	0.00%	35,294	10.38	366,522	0.14%	34.55%
2015	0.00%	33,949	7.72	262,020	0.06%	-22.14%
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
2019	0.00%	7,760	12.80	99,302	3.58%	9.42%
2018	0.00%	8,210	11.70	96,017	2.86%	-0.18%
2017	0.00%	7,453	11.72	87,318	2.65%	4.27%
2016	0.00%	6,312	11.24	70,924	3.39%	7.04%
2015	0.00%	4,841	10.50	50,819	3.63%	-2.65%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2019	0.00%	111,122	5.32	590,655	0.98%	9.46%
2018	0.00%	105,086	4.86	510,318	0.31%	-23.23%
2017	0.00%	105,081	6.33	664,713	0.13%	2.97%
2016	0.00%	98,985	6.14	608,101	0.69%	23.81%
2015	0.00%	98,330	4.96	487,905	0.10%	-22.39%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2019	0.00%	40,917	34.91	1,428,377	0.00%	36.59%
2018	0.00%	40,236	25.56	1,028,367	0.03%	2.28%
2017	0.00%	40,853	24.99	1,020,823	0.25%	29.34%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00%	39,645	19.32	765,929	0.02%	1.22%
2015	0.00%	42,679	19.09	814,572	0.11%	7.17%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.00%	148,251	23.90	3,542,632	6.71%	11.19%
2018	0.00%	168,586	21.49	3,623,061	6.42%	-2.11%
2017	0.00%	168,597	21.96	3,701,581	5.56%	6.68%
2016	0.00%	161,734	20.58	3,328,616	7.47%	16.19%
2015	0.00%	175,522	17.71	3,109,144	6.21%	-6.50%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2019	0.00%	37,550	19.15	719,139	0.64%	25.93%
2018	0.00%	36,980	15.21	562,394	0.48%	-6.27%
2017	0.00%	38,940	16.23	631,817	0.05%	24.52%
2016	0.00%	38,030	13.03	495,537	0.22%	-3.04%
2015	0.00%	39,844	13.44	535,443	0.43%	3.39%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2019	0.00%	50,908	16.20	824,625	1.58%	18.69%
2018	0.00%	45,484	13.65	620,724	1.45%	-17.81%
2017	0.00%	35,485	16.60	589,218	1.39%	23.15%
2016	0.00%	32,614	13.48	439,727	1.33%	1.08%
2015	0.00%	33,339	13.34	444,685	1.31%	-0.94%
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
2019	0.00%	5,907	11.61	68,609	1.66%	4.23%
2018	0.00%	4,482	11.14	49,946	1.67%	0.78%
2017	0.00%	3,374	11.06	37,307	1.58%	1.40%
2016	0.00%	2,904	10.90	31,667	1.49%	1.94%
2015	0.00%	2,057	10.70	22,003	1.78%	0.87%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.00%	65,470	39.07	2,557,942	0.00%	37.94%
2018	0.00%	62,810	28.32	1,779,040	0.00%	-0.06%
2017	0.00%	79,195	28.34	2,244,430	0.00%	26.89%
2016	0.00%	80,928	22.33	1,807,436	0.00%	6.12%
2015	0.00%	78,294	21.05	1,647,831	0.00%	-5.78%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2019	0.00%	21,106	10.61	223,930	1.78%	1.83%
2018	0.00%	18,277	10.42	190,427	1.49%	1.52%
2017	0.00%	22,369	10.26	229,563	0.58%	0.59%
2016	0.00%	21,205	10.20	216,350	0.12%	0.13%
2015	0.00%	21,435	10.19	218,415	0.02%	0.02%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2019	0.00%	57,971	23.81	1,380,347	2.58%	23.24%
2018	0.00%	75,661	19.32	1,461,871	1.76%	-4.27%
2017	0.00%	70,963	20.18	1,432,191	0.89%	19.83%
2016	0.00%	71,542	16.84	1,204,894	1.49%	4.80%
2015	0.00%	71,509	16.07	1,149,131	2.66%	0.34%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2019	0.00%	17,359	18.22	316,285	1.98%	14.66%
2018	0.00%	17,388	15.89	276,317	1.21%	-1.93%
2017	0.00%	19,521	16.20	316,308	0.75%	10.51%
2016	0.00%	25,268	14.66	370,495	1.16%	2.84%
2015	0.00%	24,921	14.26	355,308	1.15%	0.45%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2019	0.00%	231,913	20.75	4,812,839	2.54%	19.05%
2018	0.00%	226,516	17.43	3,948,570	1.40%	-3.90%
2017	0.00%	226,959	18.14	4,116,923	0.75%	14.69%
2016	0.00%	224,105	15.82	3,544,318	1.26%	3.64%
2015	0.00%	211,475	15.26	3,226,948	1.66%	0.32%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.00%	339,706	22.11	7,511,176	2.66%	21.40%
2018	0.00%	342,546	18.21	6,238,919	1.71%	-4.71%
2017	0.00%	330,943	19.11	6,325,285	0.80%	16.72%
2016	0.00%	305,075	16.38	4,995,693	1.57%	4.52%
2015	0.00%	273,926	15.67	4,291,702	2.27%	0.06%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2019	0.00%	29,566	19.57	578,552	2.26%	16.85%
2018	0.00%	27,890	16.75	467,074	1.19%	-2.67%
2017	0.00%	25,929	17.21	446,129	0.81%	12.77%
2016	0.00%	26,886	15.26	410,226	1.26%	3.10%
2015	0.00%	26,953	14.80	398,882	1.51%	0.33%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2019	0.00%	13,078	22.79	297,996	1.57%	24.43%
2018	0.00%	13,237	18.31	242,405	1.52%	-5.57%
2017	0.00%	12,914	19.39	250,445	1.32%	5.39%
2016	0.00%	13,098	18.40	241,032	1.04%	4.26%
2015	0.00%	13,130	17.65	231,737	1.00%	4.78%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2019	0.00%	53,856	42.96	2,313,843	0.00%	49.48%
2018	0.00%	55,809	28.74	1,604,025	0.00%	-5.23%
2017	0.00%	57,612	30.33	1,747,311	0.00%	32.12%
2016	0.00%	59,608	22.96	1,368,386	0.00%	1.54%
2015	0.00%	54,747	22.61	1,237,707	0.00%	-2.88%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2019	0.00%	44,164	25.92	1,144,939	0.00%	23.37%
2018	0.00%	41,999	21.01	882,565	0.37%	-4.11%
2017	0.00%	27,598	21.92	604,822	0.00%	23.12%
2016	0.00%	25,978	17.80	462,423	0.00%	2.91%
2015	0.00%	27,893	17.30	482,448	0.00%	1.88%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2019	0.00%	11,435	29.63	338,843	0.00%	24.33%
2018	0.00%	11,116	23.83	264,939	0.11%	-10.49%
2017	0.00%	11,906	26.63	317,010	0.00%	13.73%
2016	0.00%	12,660	23.41	296,402	0.40%	28.88%
2015	0.00%	13,964	18.17	253,676	0.09%	-5.58%
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2019	0.00%	15,969	27.27	435,517	0.80%	26.33%
2018	0.00%	15,629	21.59	337,410	1.99%	-7.24%
2017	0.00%	16,590	23.27	386,094	1.41%	12.49%
2016	0.00%	15,404	20.69	318,678	1.17%	11.14%
2015	0.00%	15,954	18.61	296,974	0.76%	-3.91%
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
2019	0.00%	290,851	15.68	4,561,162	0.21%	35.49%
2018	0.00%	192,390	11.57	2,226,731	0.28%	-0.41%
2017	0.00%	87,544	11.62	1,017,456	0.04%	16.22%	****
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.00%	109,681	14.69	1,614,333	0.06%	35.16%
2018	0.00%	37,461	10.87	407,042	0.10%	-0.66%
2017	0.00%	5,342	10.94	58,433	0.00%	9.38%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.00%	114,712	42.26	4,848,201	0.02%	36.85%
2018	0.00%	132,034	30.88	4,077,621	1.21%	1.72%
2017	0.00%	135,795	30.36	4,122,889	0.00%	29.99%
2016	0.00%	140,373	23.36	3,278,502	0.82%	1.94%
2015	0.00%	126,651	22.91	2,901,653	1.25%	11.94%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.00%	427,184	37.53	16,044,690	0.40%	44.82%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.00%	351,267	25.92	9,104,242	1.06%	0.91%
2017	0.00%	261,535	25.68	6,717,441	0.44%	44.91%
2016	0.00%	205,242	17.72	3,637,776	0.09%	13.85%
2015	0.00%	162,354	15.57	2,527,537	0.56%	4.65%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.00%	226,717	12.04	2,728,689	1.85%	26.71%
2018	0.00%	242,370	9.50	2,302,240	1.68%	-15.14%
2017	0.00%	246,485	11.19	2,758,908	1.58%	30.80%
2016	0.00%	266,508	8.56	2,280,544	5.09%	-6.71%
2015	0.00%	271,270	9.17	2,488,177	0.50%	-8.80%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.00%	210,430	11.21	2,359,850	4.13%	8.41%
2018	0.00%	80,946	10.34	837,178	6.78%	-1.03%
2017	0.00%	14,068	10.45	147,006	11.71%	3.86%
2016	0.00%	738	10.06	7,425	4.57%	0.61%	****
M Fund, Inc. - M Large Cap Value Fund (MFBOV)
2019	0.00%	139,792	19.20	2,684,226	1.87%	21.52%
2018	0.00%	132,076	15.80	2,087,009	1.38%	-12.07%
2017	0.00%	143,866	17.97	2,585,319	1.59%	14.99%
2016	0.00%	133,215	15.63	2,081,771	2.08%	9.64%
2015	0.00%	109,452	14.25	1,560,048	1.70%	-0.66%
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)
2019	0.00%	106,796	27.50	2,936,728	0.35%	28.85%
2018	0.00%	89,655	21.34	1,913,339	0.32%	-14.15%
2017	0.00%	81,756	24.86	2,032,318	0.00%	19.02%
2016	0.00%	77,197	20.89	1,612,344	0.00%	21.06%
2015	0.00%	68,853	17.25	1,187,900	0.00%	-6.58%
M Fund, Inc. - M International Equity Fund (MFBIE)
2019	0.00%	186,773	10.51	1,962,873	3.11%	20.32%
2018	0.00%	162,399	8.73	1,418,424	1.48%	-20.57%
2017	0.00%	154,357	11.00	1,697,281	1.72%	24.05%
2016	0.00%	152,831	8.86	1,354,700	1.20%	-0.05%
2015	0.00%	145,339	8.87	1,288,958	2.24%	-3.94%
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)
2019	0.00%	131,761	31.08	4,095,490	0.00%	36.09%
2018	0.00%	120,792	22.84	2,758,806	0.00%	-4.95%
2017	0.00%	119,635	24.03	2,874,733	0.00%	38.97%
2016	0.00%	111,437	17.29	1,926,782	0.00%	-2.32%
2015	0.00%	100,368	17.70	1,776,658	0.02%	7.70%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2019	0.00%	752	18.95	14,250	0.59%	39.95%
2018	0.00%	783	13.54	10,602	0.58%	0.81%
2017	0.00%	814	13.43	10,933	0.65%	28.42%
2016	0.00%	849	10.46	8,879	0.59%	6.08%
2015	0.00%	888	9.86	8,755	0.49%	-1.40%	****
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2019	0.00%	8,347	10.96	91,507	0.60%	9.63%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2019	0.00%	527,288	22.26	11,738,970	1.87%	25.94%
2018	0.00%	547,182	17.68	9,672,502	1.06%	-9.49%
2017	0.00%	668,907	19.53	13,063,849	1.51%	27.14%
2016	0.00%	568,320	15.36	8,729,796	1.36%	4.05%
2015	0.00%	433,708	14.76	6,402,734	1.88%	6.65%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2019	0.00%	161,592	25.67	4,147,287	0.00%	41.70%
2018	0.00%	129,133	18.11	2,338,899	0.00%	-1.48%
2017	0.00%	99,802	18.38	1,834,716	0.00%	26.65%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00%	86,757	14.51	1,259,250	0.00%	9.05%
2015	0.00%	71,308	13.31	949,107	0.00%	-1.89%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Initial Class (MVUIC)
2019	0.00%	7,164	12.93	95,948	4.71%	25.07%
2018	0.00%	2,623	10.34	27,112	0.56%	1.06%
2017	0.00%	879	10.23	8,990	0.00%	2.28%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2019	0.00%	421,662	34.97	14,744,226	2.04%	29.80%
2018	0.00%	436,092	26.94	11,747,431	1.52%	-10.09%
2017	0.00%	474,963	29.96	14,229,783	1.93%	17.65%
2016	0.00%	428,253	25.47	10,905,479	2.15%	14.09%
2015	0.00%	373,926	22.32	8,346,157	2.39%	-0.74%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.00%	2,504	25.31	63,383	1.53%	25.65%
2018	0.00%	3,132	20.15	63,095	0.90%	-9.72%
2017	0.00%	3,961	22.31	88,389	1.40%	26.82%
2016	0.00%	5,461	17.60	96,091	1.13%	3.84%
2015	0.00%	5,792	16.95	98,146	1.75%	6.32%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.00%	8,997	18.41	165,647	3.83%	10.88%
2018	0.00%	6,374	16.60	105,839	2.85%	-0.65%
2017	0.00%	4,446	16.71	74,309	2.43%	6.24%
2016	0.00%	7,329	15.73	115,297	1.95%	6.11%
2015	0.00%	8,541	14.83	126,626	3.26%	-0.65%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.00%	887	10.57	9,372	1.23%	5.66%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.00%	165,606	15.98	2,646,910	2.23%	6.27%
2018	0.00%	177,877	15.04	2,675,297	2.48%	-0.05%
2017	0.00%	152,353	15.05	2,292,512	2.20%	2.08%
2016	0.00%	147,227	14.74	2,170,150	2.04%	0.74%
2015	0.00%	118,355	14.63	1,731,730	1.90%	-0.11%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.00%	86,873	18.58	1,613,763	4.76%	9.17%
2018	0.00%	104,035	17.02	1,770,268	2.87%	-2.34%
2017	0.00%	96,435	17.42	1,680,346	5.19%	6.33%
2016	0.00%	72,441	16.39	1,187,102	3.15%	8.65%
2015	0.00%	65,448	15.08	987,153	1.97%	-2.89%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.00%	152,708	24.08	3,677,898	5.84%	14.74%
2018	0.00%	147,397	20.99	3,093,937	6.07%	-3.00%
2017	0.00%	195,292	21.64	4,226,010	5.77%	6.76%
2016	0.00%	171,056	20.27	3,467,288	5.58%	14.16%
2015	0.00%	169,848	17.76	3,015,881	5.24%	-2.61%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.00%	50,549	15.04	760,222	1.85%	8.98%
2018	0.00%	49,583	13.80	684,231	2.32%	-1.07%
2017	0.00%	50,048	13.95	698,141	1.20%	3.21%
2016	0.00%	52,273	13.52	706,490	2.55%	2.65%
2015	0.00%	50,805	13.17	668,921	1.36%	-0.23%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2019	0.00%	256,283	17.29	4,430,571	3.28%	9.89%
2018	0.00%	237,517	15.73	3,736,763	2.66%	-1.20%
2017	0.00%	241,818	15.92	3,850,792	2.88%	3.94%
2016	0.00%	192,140	15.32	2,943,667	3.20%	3.70%
2015	0.00%	187,063	14.77	2,763,662	2.36%	-0.32%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.00%	157,080	16.24	2,915,896	3.59%	8.94%
2018	0.00%	103,913	14.91	1,548,824	3.17%	-0.42%
2017	0.00%	119,614	14.97	1,790,352	3.22%	4.40%
2016	0.00%	103,663	14.34	1,486,258	3.16%	5.35%
2015	0.00%	100,369	13.61	1,366,006	2.90%	-0.72%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2019	0.00%	177,815	11.36	2,019,118	2.84%	4.33%
2018	0.00%	153,885	10.88	1,674,830	3.37%	0.98%
2017	0.00%	38,810	10.78	418,292	2.25%	1.95%
2016	0.00%	30,787	10.57	325,470	2.32%	2.74%
2015	0.00%	20,912	10.29	215,168	1.57%	-0.08%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.00%	4,143	12.53	51,910	2.01%	4.09%
2018	0.00%	4,985	12.04	60,007	2.16%	0.82%
2017	0.00%	5,182	11.94	61,871	1.65%	1.58%
2016	0.00%	5,333	11.75	62,684	1.55%	2.49%
2015	0.00%	5,650	11.47	64,795	1.64%	-0.34%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.00%	116,588	11.72	1,366,676	2.82%	8.40%
2018	0.00%	89,417	10.81	966,978	2.81%	-0.36%
2017	0.00%	98,220	10.85	1,066,059	2.34%	3.12%
2016	0.00%	91,898	10.53	967,257	2.94%	2.26%
2015	0.00%	12,550	10.29	129,172	2.21%	0.14%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.00%	107,268	11.90	1,276,488	1.80%	1.78%
2018	0.00%	134,363	11.69	1,570,934	1.36%	1.39%
2017	0.00%	160,646	11.53	1,852,465	-0.01%	0.42%
2016	0.00%	173,869	11.48	1,996,529	0.00%	0.01%
2015	0.00%	194,977	11.48	2,238,740	0.00%	0.00%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2019	0.00%	1,290,070	10.38	13,393,382	1.84%	1.83%
2018	0.00%	1,813,387	10.20	18,487,651	1.41%	1.44%
2017	0.00%	1,649,553	10.05	16,578,395	0.47%	0.47%
2016	0.00%	2,053,326	10.00	20,539,590	0.03%	0.03%
2015	0.00%	2,328,978	10.00	23,289,780	0.00%	0.00%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.00%	3,329	10.87	36,183	0.71%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.00%	154,415	27.93	4,312,042	4.13%	30.53%
2018	0.00%	162,755	21.39	3,481,926	0.31%	-3.08%
2017	0.00%	169,828	22.07	3,748,564	0.37%	30.20%
2016	0.00%	167,874	16.95	2,845,895	0.88%	2.19%
2015	0.00%	164,069	16.59	2,721,795	0.49%	3.43%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.00%	74,841	21.79	1,630,742	21.27%	25.40%
2018	0.00%	81,370	17.38	1,413,859	1.47%	-11.58%
2017	0.00%	100,802	19.65	1,980,989	1.46%	14.54%
2016	0.00%	114,685	17.16	1,967,773	2.06%	16.35%
2015	0.00%	92,428	14.75	1,363,034	1.32%	-3.15%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.00%	322,805	27.95	9,021,804	0.00%	37.25%
2018	0.00%	307,725	20.36	6,266,012	0.00%	-6.85%
2017	0.00%	290,871	21.86	6,358,398	0.00%	27.74%
2016	0.00%	193,743	17.11	3,315,561	0.00%	6.47%
2015	0.00%	186,375	16.07	2,995,787	0.00%	-0.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.00%	146,825	13.35	1,959,785	1.23%	33.15%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.00%	159,346	10.02	1,597,400	1.08%	-16.46%
2017	0.00%	162,497	12.00	1,949,871	1.22%	25.77%
2016	0.00%	173,313	9.54	1,653,516	1.51%	-2.12%
2015	0.00%	159,225	9.75	1,552,039	0.74%	-0.49%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.00%	726,848	21.40	15,550,087	1.68%	30.70%
2018	0.00%	785,456	16.37	12,860,983	1.87%	-3.92%
2017	0.00%	808,062	17.04	13,771,204	2.35%	6.50%
2016	0.00%	717,274	16.00	11,478,301	2.30%	7.35%
2015	0.00%	581,175	14.91	8,663,805	2.94%	-5.36%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2019	0.00%	203,993	23.74	4,842,836	2.42%	23.97%
2018	0.00%	198,222	19.15	3,795,916	1.09%	-13.12%
2017	0.00%	252,510	22.04	5,565,449	1.24%	13.95%
2016	0.00%	260,205	19.34	5,033,056	2.40%	17.72%
2015	0.00%	89,385	16.43	1,468,684	1.80%	-2.75%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.00%	17,474	26.61	465,003	2.27%	23.85%
2018	0.00%	17,653	21.49	379,316	1.04%	-13.15%
2017	0.00%	19,673	24.74	486,749	1.13%	13.84%
2016	0.00%	20,833	21.73	452,792	1.31%	17.59%
2015	0.00%	31,127	18.48	575,312	1.15%	-2.89%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.00%	39,806	24.85	989,156	0.66%	28.07%
2018	0.00%	39,977	19.40	775,665	0.52%	-4.76%
2017	0.00%	46,411	20.37	945,558	0.55%	24.85%
2016	0.00%	43,345	16.32	707,304	0.82%	13.60%
2015	0.00%	43,686	14.36	627,516	0.74%	-1.08%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	0.00%	64,931	25.45	1,652,377	0.75%	26.05%
2018	0.00%	66,465	20.19	1,341,903	0.52%	-5.87%
2017	0.00%	84,774	21.45	1,818,373	0.57%	18.36%
2016	0.00%	79,412	18.12	1,439,102	0.76%	10.11%
2015	0.00%	83,771	16.46	1,378,725	0.75%	-0.42%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.00%	151,779	35.39	5,372,056	2.78%	26.95%
2018	0.00%	150,919	27.88	4,207,566	1.43%	-9.35%
2017	0.00%	155,133	30.75	4,771,052	1.55%	8.67%
2016	0.00%	178,666	28.30	5,056,184	3.04%	20.44%
2015	0.00%	114,223	23.50	2,683,929	2.61%	-4.28%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.00%	287,474	46.19	13,279,857	1.63%	37.62%
2018	0.00%	329,377	33.57	11,056,606	0.84%	-1.27%
2017	0.00%	333,398	34.00	11,335,816	0.50%	27.31%
2016	0.00%	334,704	26.71	8,938,897	0.84%	3.63%
2015	0.00%	234,159	25.77	6,034,478	0.65%	5.09%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.00%	51,404	18.11	930,731	2.52%	12.49%
2018	0.00%	48,780	16.10	785,179	1.82%	-15.69%
2017	0.00%	56,049	19.09	1,070,061	2.08%	22.72%
2016	0.00%	56,090	15.56	872,615	2.19%	1.12%
2015	0.00%	52,105	15.39	801,675	1.85%	-3.90%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.00%	23,991	10.85	260,399	6.01%	6.59%
2018	0.00%	3,800	10.18	38,697	3.14%	1.83%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.00%	250,724	33.02	8,278,253	1.26%	29.31%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.00%	218,466	25.53	5,578,363	1.24%	0.00%
2017	0.00%	149,467	25.53	3,816,621	1.31%	20.52%
2016	0.00%	58,688	21.19	1,243,413	1.90%	11.39%
2015	0.00%	40,876	19.02	777,489	1.19%	0.94%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.00%	107,338	29.78	3,196,773	1.92%	27.31%
2018	0.00%	97,271	23.39	2,275,500	1.79%	-7.26%
2017	0.00%	105,078	25.22	2,650,441	3.18%	18.00%
2016	0.00%	92,314	21.38	1,973,374	2.77%	17.89%
2015	0.00%	86,860	18.13	1,575,057	1.62%	-6.30%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.00%	163,047	31.03	5,059,238	0.00%	35.71%
2018	0.00%	99,789	22.86	2,281,584	0.00%	-7.94%
2017	0.00%	161,709	24.84	4,016,173	0.00%	24.92%
2016	0.00%	70,801	19.88	1,407,571	0.00%	8.30%
2015	0.00%	63,883	18.36	1,172,651	0.00%	0.76%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.00%	70,142	32.05	2,247,770	0.07%	25.65%
2018	0.00%	82,213	25.50	2,096,811	0.01%	-12.63%
2017	0.00%	82,002	29.19	2,393,852	0.00%	13.49%
2016	0.00%	79,583	25.72	2,047,136	0.36%	22.83%
2015	0.00%	76,956	20.94	1,611,608	0.40%	-1.63%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.00%	1,329,176	12.67	16,839,969	2.56%	22.95%
2018	0.00%	1,289,238	10.30	13,283,956	0.75%	-17.42%
2017	0.00%	1,133,265	12.48	14,139,348	1.38%	41.50%
2016	0.00%	1,043,131	8.82	9,197,675	0.88%	7.72%
2015	0.00%	845,611	8.19	6,921,972	0.90%	-15.99%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.00%	89,258	12.40	1,106,567	2.68%	19.12%
2018	0.00%	87,598	10.41	911,669	1.77%	-14.53%
2017	0.00%	149,566	12.18	1,821,242	2.00%	27.45%
2016	0.00%	83,394	9.55	796,753	2.22%	0.87%
2015	0.00%	91,636	9.47	867,957	0.58%	-3.06%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.00%	8,172	12.23	99,928	2.19%	18.91%
2018	0.00%	11,571	10.28	118,987	1.77%	-14.80%
2017	0.00%	12,916	12.07	155,893	1.49%	27.07%
2016	0.00%	14,701	9.50	139,634	1.87%	0.63%
2015	0.00%	16,960	9.44	160,076	0.26%	-3.22%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.00%	104,240	28.01	2,919,767	1.12%	19.00%
2018	0.00%	98,918	23.54	2,328,309	0.73%	-16.95%
2017	0.00%	91,066	28.34	2,581,040	0.41%	9.06%
2016	0.00%	134,561	25.99	3,496,880	0.91%	25.93%
2015	0.00%	64,145	20.64	1,323,698	0.81%	-6.02%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.00%	219,007	29.68	6,501,081	0.66%	34.78%
2018	0.00%	241,787	22.02	5,325,267	0.22%	-9.42%
2017	0.00%	263,536	24.32	6,408,030	0.71%	30.97%
2016	0.00%	208,017	18.57	3,862,128	1.57%	0.19%
2015	0.00%	186,042	18.53	3,447,687	0.67%	6.54%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.00%	212,412	31.93	6,783,364	0.35%	30.29%
2018	0.00%	228,419	24.51	5,598,896	0.31%	-0.66%
2017	0.00%	242,400	24.67	5,980,829	0.31%	27.80%
2016	0.00%	246,101	19.31	4,751,440	0.23%	9.06%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.00%	270,453	17.70	4,787,684	0.63%	6.43%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.00%	113,766	25.09	2,853,899	1.32%	25.67%
2018	0.00%	121,671	19.96	2,428,810	1.02%	-2.18%
2017	0.00%	133,898	20.41	2,732,583	1.43%	21.93%
2016	0.00%	135,544	16.74	2,268,735	1.16%	11.09%
2015	0.00%	124,161	15.07	1,870,796	0.88%	1.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.00%	287,623	10.79	3,103,989	24.46%	16.55%
2018	0.00%	269,242	9.26	2,493,054	4.89%	-17.16%
2017	0.00%	207,424	11.18	2,318,543	2.83%	22.92%
2016	0.00%	145,550	9.09	1,323,525	3.30%	5.23%
2015	0.00%	118,791	8.64	1,026,556	1.32%	-5.12%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.00%	517,713	19.28	9,993,389	1.03%	24.96%
2018	0.00%	429,321	15.43	6,623,998	1.18%	-11.34%
2017	0.00%	464,059	17.40	8,075,992	0.98%	14.18%
2016	0.00%	366,620	15.24	5,587,881	1.46%	20.87%
2015	0.00%	199,927	12.61	2,521,066	1.51%	-4.88%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2019	0.00%	443,992	12.05	5,351,539	3.91%	21.77%
2018	0.00%	331,043	9.90	3,276,416	2.81%	-13.81%
2017	0.00%	311,145	11.48	3,572,837	4.26%	24.88%
2016	0.00%	125,767	9.19	1,156,402	3.31%	0.92%
2015	0.00%	83,763	9.11	763,142	3.49%	-0.96%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.00%	186,276	12.09	2,258,034	3.23%	21.42%
2018	0.00%	213,815	9.96	2,129,115	2.53%	-13.90%
2017	0.00%	207,275	11.57	2,397,164	2.60%	24.56%
2016	0.00%	216,128	9.29	2,006,753	2.58%	0.75%
2015	0.00%	202,246	9.22	1,863,862	1.71%	-1.26%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.00%	303,501	37.55	11,396,412	1.48%	25.65%
2018	0.00%	234,111	29.88	6,996,219	1.42%	-11.38%
2017	0.00%	205,096	33.72	6,916,462	0.96%	15.78%
2016	0.00%	238,161	29.13	6,936,976	1.55%	20.29%
2015	0.00%	167,843	24.21	4,064,237	0.94%	-2.53%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2019	0.00%	2,901,805	23.04	66,883,939	2.30%	31.16%
2018	0.00%	2,403,505	17.57	42,227,489	1.94%	-4.62%
2017	0.00%	1,967,555	18.42	36,241,814	2.06%	21.53%
2016	0.00%	1,441,302	15.16	21,845,378	2.36%	11.66%
2015	0.00%	819,523	13.57	11,123,741	2.51%	1.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.00%	89,242	27.04	2,413,141	2.00%	23.73%
2018	0.00%	97,090	21.85	2,121,814	1.46%	-8.85%
2017	0.00%	105,243	23.98	2,523,415	1.50%	18.43%
2016	0.00%	135,365	20.25	2,740,599	1.66%	9.47%
2015	0.00%	142,983	18.50	2,644,473	1.22%	-1.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2019	0.00%	1,242,457	20.47	25,427,376	2.39%	23.80%
2018	0.00%	1,112,535	16.53	18,391,530	1.74%	-8.66%
2017	0.00%	993,697	18.10	17,983,506	1.99%	18.65%
2016	0.00%	790,126	15.25	12,051,462	2.05%	9.52%
2015	0.00%	589,540	13.93	8,210,097	1.83%	-0.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.00%	391,126	25.75	10,070,814	2.10%	21.83%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.00%	411,732	21.13	8,701,949	1.59%	-7.73%
2017	0.00%	447,296	22.90	10,245,130	1.65%	16.68%
2016	0.00%	470,203	19.63	9,230,378	1.69%	8.48%
2015	0.00%	569,800	18.10	10,311,049	1.42%	-0.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2019	0.00%	3,850,703	19.14	73,685,339	2.41%	22.04%
2018	0.00%	3,598,467	15.68	56,423,189	1.96%	-7.61%
2017	0.00%	3,183,912	16.97	54,034,626	2.01%	16.83%
2016	0.00%	2,726,362	14.53	39,604,628	2.23%	8.64%
2015	0.00%	2,194,792	13.37	29,347,626	1.96%	-0.59%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.00%	193,679	23.16	4,484,889	2.17%	17.74%
2018	0.00%	210,606	19.67	4,141,891	1.80%	-5.68%
2017	0.00%	230,919	20.85	4,814,835	1.75%	12.93%
2016	0.00%	259,456	18.46	4,790,611	1.77%	7.14%
2015	0.00%	326,411	17.23	5,625,098	1.36%	-0.33%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2019	0.00%	1,316,959	17.18	22,621,887	2.49%	17.83%
2018	0.00%	1,278,961	14.58	18,645,343	2.10%	-5.53%
2017	0.00%	1,222,504	15.43	18,864,904	2.02%	13.16%
2016	0.00%	1,171,083	13.64	15,970,017	2.46%	7.28%
2015	0.00%	900,350	12.71	11,444,797	1.87%	-0.15%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.00%	23,202	20.51	475,867	2.17%	13.48%
2018	0.00%	24,795	18.07	448,120	1.92%	-3.73%
2017	0.00%	27,336	18.77	513,194	1.80%	9.21%
2016	0.00%	30,967	17.19	532,329	1.76%	5.70%
2015	0.00%	46,837	16.26	761,701	1.30%	-0.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2019	0.00%	125,582	15.16	1,903,911	2.50%	13.67%
2018	0.00%	120,199	13.34	1,603,212	2.25%	-3.58%
2017	0.00%	114,655	13.83	1,586,017	2.02%	9.33%
2016	0.00%	121,562	12.65	1,538,025	2.57%	5.83%
2015	0.00%	88,141	11.95	1,053,702	2.08%	0.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.00%	39,187	17.63	690,808	2.02%	9.53%
2018	0.00%	46,726	16.09	752,021	1.96%	-1.80%
2017	0.00%	50,734	16.39	831,520	1.93%	5.68%
2016	0.00%	54,564	15.51	846,209	1.96%	4.26%
2015	0.00%	58,187	14.87	865,497	1.61%	0.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2019	0.00%	291,913	13.37	3,903,266	2.48%	9.65%
2018	0.00%	276,109	12.20	3,367,180	2.43%	-1.62%
2017	0.00%	222,635	12.40	2,759,893	2.28%	5.89%
2016	0.00%	195,147	11.71	2,284,500	2.28%	4.35%
2015	0.00%	175,450	11.22	1,968,377	2.13%	0.45%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.00%	1,536,896	24.06	36,970,582	1.64%	20.78%
2018	0.00%	1,418,731	19.92	28,255,902	1.21%	-4.98%
2017	0.00%	1,233,476	20.96	25,853,483	1.14%	15.79%
2016	0.00%	1,057,280	18.10	19,138,122	2.01%	9.00%
2015	0.00%	832,357	16.61	13,822,773	1.46%	0.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2019	0.00%	1,149,856	19.98	22,972,928	3.02%	24.15%
2018	0.00%	1,054,499	16.09	16,970,153	2.04%	-10.72%
2017	0.00%	947,933	18.03	17,087,241	1.48%	19.99%
2016	0.00%	803,158	15.02	12,065,363	2.62%	8.33%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.00%	663,184	13.87	9,196,953	2.84%	-1.58%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2019	0.00%	2,629,065	19.63	51,617,248	3.08%	22.32%
2018	0.00%	2,425,916	16.05	38,937,211	2.20%	-9.39%
2017	0.00%	2,278,189	17.71	40,354,708	1.70%	18.16%
2016	0.00%	2,085,093	14.99	31,259,047	2.92%	7.69%
2015	0.00%	1,765,490	13.92	24,578,167	3.26%	-1.43%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
2019	0.00%	1,186,568	19.30	22,897,883	3.03%	20.22%
2018	0.00%	1,133,838	16.05	18,200,776	2.26%	-8.04%
2017	0.00%	1,034,503	17.46	18,058,755	1.81%	16.01%
2016	0.00%	979,464	15.05	14,738,254	3.12%	7.32%
2015	0.00%	720,719	14.02	10,105,339	3.26%	-1.15%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2019	0.00%	1,610,007	18.67	30,056,449	2.88%	18.32%
2018	0.00%	1,657,097	15.78	26,145,551	2.37%	-7.07%
2017	0.00%	1,469,871	16.98	24,954,638	1.99%	14.05%
2016	0.00%	1,390,277	14.89	20,694,811	3.01%	6.82%
2015	0.00%	1,193,350	13.94	16,629,491	3.01%	-0.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2019	0.00%	587,828	17.95	10,552,215	2.79%	16.29%
2018	0.00%	591,006	15.44	9,122,753	2.39%	-6.04%
2017	0.00%	563,787	16.43	9,262,386	1.80%	12.01%
2016	0.00%	505,285	14.67	7,411,332	2.98%	6.28%
2015	0.00%	414,917	13.80	5,725,985	2.76%	-1.05%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2019	0.00%	174,962	17.28	3,023,873	2.63%	14.28%
2018	0.00%	195,468	15.12	2,956,233	2.39%	-4.68%
2017	0.00%	187,744	15.87	2,978,697	2.07%	10.08%
2016	0.00%	175,794	14.41	2,533,771	3.04%	5.99%
2015	0.00%	178,028	13.60	2,420,843	2.47%	-0.88%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2019	0.00%	162,132	15.69	2,544,248	2.52%	10.77%
2018	0.00%	181,839	14.17	2,575,995	2.38%	-2.51%
2017	0.00%	182,957	14.53	2,658,487	2.34%	6.35%
2016	0.00%	161,280	13.66	2,203,495	2.79%	4.81%
2015	0.00%	153,734	13.03	2,003,920	2.14%	-0.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.00%	29,042	21.66	628,960	2.23%	15.34%
2018	0.00%	31,906	18.78	599,081	1.87%	-4.85%
2017	0.00%	37,766	19.73	745,248	1.79%	11.13%
2016	0.00%	41,057	17.76	729,047	1.86%	6.30%
2015	0.00%	45,409	16.70	758,521	1.59%	-0.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2019	0.00%	558,469	16.01	8,942,067	2.66%	15.51%
2018	0.00%	506,226	13.86	7,016,543	2.25%	-4.63%
2017	0.00%	447,671	14.53	6,506,186	2.13%	11.27%
2016	0.00%	395,296	13.06	5,163,213	2.36%	6.42%
2015	0.00%	311,255	12.27	3,820,416	2.08%	-0.01%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.00%	41,666	26.38	1,099,240	2.12%	19.94%
2018	0.00%	44,101	22.00	970,052	1.63%	-6.47%
2017	0.00%	49,953	23.52	1,174,781	1.54%	14.81%
2016	0.00%	78,174	20.48	1,601,351	1.56%	7.74%
2015	0.00%	111,376	19.01	2,117,598	1.54%	-0.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2019	0.00%	558,282	18.23	10,176,078	2.46%	20.11%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.00%	522,057	15.18	7,922,477	2.13%	-6.36%
2017	0.00%	441,936	16.21	7,162,255	2.04%	15.00%
2016	0.00%	381,863	14.09	5,381,693	2.20%	7.95%
2015	0.00%	317,253	13.06	4,141,966	2.07%	-0.39%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
2019	0.00%	105,248	15.23	1,603,339	2.01%	17.71%
2018	0.00%	85,195	12.94	1,102,589	1.76%	-7.73%
2017	0.00%	75,731	14.03	1,062,161	1.62%	14.00%
2016	0.00%	68,392	12.30	841,429	1.51%	8.96%
2015	0.00%	64,488	11.29	728,131	2.23%	-1.70%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
2019	0.00%	11,448	16.27	186,290	1.77%	19.90%
2018	0.00%	10,327	13.57	140,163	1.47%	-10.06%
2017	0.00%	13,557	15.09	204,587	1.45%	17.98%
2016	0.00%	19,110	12.79	244,444	2.35%	11.54%
2015	0.00%	11,510	11.47	131,996	4.05%	-3.00%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
2019	0.00%	293,504	13.01	3,818,182	2.89%	15.59%
2018	0.00%	264,968	11.25	2,981,934	2.31%	-6.79%
2017	0.00%	232,898	12.07	2,811,827	1.89%	17.98%
2016	0.00%	203,424	10.23	2,081,736	2.75%	6.40%
2015	0.00%	175,464	9.62	1,687,602	2.41%	-4.62%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
2019	0.00%	203,946	12.60	2,569,413	2.82%	14.05%
2018	0.00%	186,000	11.05	2,054,626	2.47%	-6.81%
2017	0.00%	163,455	11.85	1,937,527	2.20%	14.96%
2016	0.00%	126,505	10.31	1,304,393	2.95%	5.74%
2015	0.00%	68,405	9.75	667,014	4.05%	-4.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2019	0.00%	202,056	13.36	2,924,029	2.52%	15.52%
2018	0.00%	189,780	11.56	2,194,781	2.13%	-5.82%
2017	0.00%	174,377	12.28	2,141,272	2.06%	17.23%
2016	0.00%	144,663	10.47	1,515,270	3.17%	7.23%
2015	0.00%	78,407	9.77	765,918	2.76%	-3.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2019	0.00%	86,514	12.83	1,110,344	2.57%	13.37%
2018	0.00%	78,654	11.32	890,411	2.37%	-5.38%
2017	0.00%	65,166	11.96	779,650	2.14%	14.30%
2016	0.00%	54,096	10.47	566,232	1.88%	5.94%
2015	0.00%	56,277	9.88	556,037	2.27%	-3.10%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.00%	43,846	13.03	571,278	1.98%	3.69%
2018	0.00%	45,141	12.57	567,238	1.56%	1.02%
2017	0.00%	48,450	12.44	602,666	1.44%	0.89%
2016	0.00%	47,033	12.33	579,872	1.24%	1.22%
2015	0.00%	44,126	12.18	537,479	1.37%	0.18%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.00%	2,381	15.42	36,713	0.00%	32.48%
2018	0.00%	2,556	11.64	29,748	0.00%	-6.56%
2017	0.00%	2,482	12.46	30,914	0.00%	24.56%
2016	0.00%	2,297	10.00	22,968	0.00%	4.16%
2015	0.00%	5,594	9.60	53,701	0.00%	-4.00%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.00%	4,055	33.22	134,693	0.42%	25.88%
2018	0.00%	4,417	26.39	116,549	0.48%	-5.73%
2017	0.00%	4,834	27.99	135,299	0.50%	18.43%
2016	0.00%	5,657	23.63	133,696	0.70%	9.86%

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.00%	6,205	21.51	133,483	0.47%	-0.46%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2019	0.00%	172,739	12.79	2,209,203	2.14%	14.48%
2018	0.00%	173,746	11.17	1,940,985	1.65%	-6.15%
2017	0.00%	158,248	11.90	1,883,707	1.50%	10.58%
2016	0.00%	145,440	10.76	1,565,545	1.38%	6.02%
2015	0.00%	68,339	10.15	693,845	1.23%	-4.54%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2019	0.00%	290,369	13.24	3,844,781	1.87%	16.93%
2018	0.00%	281,468	11.32	3,187,188	1.51%	-8.84%
2017	0.00%	247,982	12.42	3,080,200	1.58%	17.45%
2016	0.00%	195,061	10.58	2,062,864	1.70%	5.51%
2015	0.00%	149,849	10.02	1,502,005	1.54%	-9.22%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2019	0.00%	198,876	13.32	2,648,424	2.11%	16.16%
2018	0.00%	192,819	11.46	2,210,476	1.59%	-7.38%
2017	0.00%	177,464	12.38	2,196,461	1.59%	13.83%
2016	0.00%	166,044	10.87	1,805,368	1.61%	6.14%
2015	0.00%	47,282	10.24	484,331	1.29%	-6.46%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2019	0.00%	42,449	13.34	566,357	3.02%	11.90%
2018	0.00%	49,023	11.92	584,534	3.11%	-5.41%
2017	0.00%	52,311	12.61	659,392	4.71%	13.54%
2016	0.00%	54,627	11.10	606,461	2.72%	12.93%
2015	0.00%	50,255	9.83	494,046	3.53%	-8.99%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2019	0.00%	621,452	6.21	3,861,733	4.54%	11.43%
2018	0.00%	518,063	5.58	2,888,830	2.09%	-14.13%
2017	0.00%	422,955	6.49	2,746,634	10.83%	2.15%
2016	0.00%	273,721	6.36	1,740,064	1.18%	15.16%
2015	0.00%	159,212	5.52	878,918	2.09%	-25.70%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2019	0.00%	90,601	14.07	1,274,925	2.02%	7.02%
2018	0.00%	109,619	13.15	1,441,304	6.04%	-3.98%
2017	0.00%	63,546	13.69	870,114	1.68%	10.85%
2016	0.00%	59,943	12.35	740,475	1.21%	3.01%
2015	0.00%	60,781	11.99	728,915	1.51%	-7.08%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2019	0.00%	354,402	13.49	4,784,042	2.79%	4.03%
2018	0.00%	381,871	12.97	4,952,360	1.96%	0.34%
2017	0.00%	320,821	12.93	4,146,637	1.34%	1.35%
2016	0.00%	299,290	12.75	3,816,695	1.49%	1.41%
2015	0.00%	292,515	12.58	3,678,571	3.45%	0.31%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2019	0.00%	656,729	13.21	8,674,409	2.99%	8.35%
2018	0.00%	578,659	12.19	7,053,872	2.55%	-0.54%
2017	0.00%	627,442	12.26	7,689,732	2.02%	4.92%
2016	0.00%	505,653	11.68	5,906,439	2.07%	2.69%
2015	0.00%	440,626	11.38	5,012,259	5.51%	0.44%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA (PVEIIA)
2019	0.00%	51,816	13.23	685,481	1.69%	30.73%
2018	0.00%	21,350	10.12	216,047	0.05%	-8.27%
2017	0.00%	61	11.03	673	0.00%	10.32%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IA (PVIVIA)
2019	0.00%	7,255	10.65	77,274	2.13%	20.44%
2018	0.00%	3,606	8.84	31,889	0.43%	-17.38%
2017	0.00%	252	10.70	2,697	0.00%	7.03%	****

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2019	0.00%	652,808	36.65	23,939,178	0.00%	28.95%
2018	0.00%	569,300	28.43	16,182,809	0.00%	1.11%
2017	0.00%	482,396	28.11	13,562,105	0.00%	27.58%
2016	0.00%	459,805	22.04	10,132,190	0.00%	-10.48%
2015	0.00%	410,034	24.62	10,093,566	0.00%	12.76%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.00%	29,567	50.38	1,489,616	0.00%	28.63%
2018	0.00%	34,267	39.17	1,342,151	0.00%	0.86%
2017	0.00%	42,132	38.83	1,636,163	0.00%	27.31%
2016	0.00%	36,976	30.50	1,127,938	0.00%	-10.72%
2015	0.00%	53,571	34.17	1,830,282	0.00%	12.47%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.00%	337,411	6.63	2,235,483	0.00%	11.87%
2018	0.00%	338,228	5.92	2,003,153	0.00%	-28.28%
2017	0.00%	318,061	8.26	2,626,353	0.00%	-1.70%
2016	0.00%	328,844	8.40	2,762,306	0.36%	43.71%
2015	0.00%	325,022	5.85	1,899,807	0.03%	-33.45%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2019	0.00%	5,252	10.90	57,269	4.80%	9.04%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.00%	51,690	42.29	2,185,764	0.00%	24.83%
2018	0.00%	52,819	33.88	1,789,245	0.00%	1.31%
2017	0.00%	49,488	33.44	1,654,734	0.00%	25.86%
2016	0.00%	37,321	26.57	991,523	0.00%	7.75%
2015	0.00%	34,719	24.66	856,078	0.00%	-2.88%
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (WRMIC)
2017	0.00%	15,010	22.05	330,953	0.00%	8.83%
2016	0.00%	14,166	20.26	287,007	0.00%	13.29%
2015	0.00%	14,352	17.88	256,658	0.00%	-9.16%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.00%	104,079	15.81	1,645,914	0.34%	4.67%

2019	Contract Owners' Equity:	$1,116,162,975
2018	Contract Owners' Equity:	$862,674,617
2017	Contract Owners' Equity:	$867,345,870
2016	Contract Owners' Equity:	$676,479,788
2015	Contract Owners' Equity:	$534,651,674

*	This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2019 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

We have audited the accompanying financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

April 9, 2020

2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2019	2018
Admitted assets
Invested assets
Bonds	$22,208,012	$17,837,143
Stocks	46,021	8,505
Mortgage loans, net of allowance	5,681,212	4,523,323
Policy loans	127,747	103,546
Derivative assets	1,408,808	473,323
Cash, cash equivalents and short-term investments	1,835,891	685,683
Securities lending collateral assets	70,288	94,468
Other invested assets	371,663	346,058

Total invested assets	$31,749,642	$24,072,049
Accrued investment income	233,936	190,621
Current federal income tax recoverable	—	54,737
Deferred federal income tax assets, net	64,247	—
Other assets	182,554	84,026
Separate account assets	1,839,273	1,527,794

Total admitted assets	$34,069,652	$25,929,227

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$27,010,238	$20,838,507
Policyholders dividend accumulation	140	158
Short-term debt	—	385,895
Asset valuation reserve	206,824	149,945
Other policyholder funds	4,587	1,276
Funds held under coinsurance	1,165,875	992,502
Current federal income taxes payable	130,513	—
Securities lending payable	70,208	94,300
Other liabilities	1,557,562	602,295
Accrued transfers from separate accounts	(131,330)	(131,156)
Separate account liabilities	1,839,273	1,527,794

Total liabilities	$31,853,890	$24,461,516

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$2,640	$2,640
Additional paid-in capital	3,030,625	2,630,625
Unassigned deficit	(817,503)	(1,165,554)

Total capital and surplus	$2,215,762	$1,467,711

Total liabilities, capital and surplus	$34,069,652	$25,929,227

See accompanying notes to statutory financial statements.

3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2019	2018	2017
Revenues
Premiums and annuity considerations	$6,728,304	$6,338,911	$5,656,427
Net investment income	1,019,091	782,705	582,676
Amortization of interest maintenance reserve	(3,550)	(4,128)	(3,204)
Commissions and expense allowances on reinsurance ceded	42,101	44,986	45,421
Reserve adjustment on reinsurance ceded	(241,741)	(345,233)	(545,998)
Other revenues	194,697	176,779	159,002

Total revenues	$7,738,902	$6,994,020	$5,894,324

Benefits and expenses
Benefits to policyholders and beneficiaries	$868,960	$683,036	$404,663
Increase in reserves for future policy benefits and claims	6,339,675	5,136,738	4,843,748
Net transfers to separate accounts	67,692	56,281	71,602
Commissions	749,007	688,643	627,187
Dividends to policyholders	592	720	759
Other expenses	397,043	363,229	331,334

Total benefits and expenses	$8,422,969	$6,928,647	$6,279,293

(Loss) income before federal income tax expense (benefit) and net realized capital gains on investments	$(684,067)	$65,373	$(384,969)
Federal income tax expense (benefit)	120,576	(72,315)	37,877

(Loss) income before net realized capital gains on investments	$(804,643)	$137,688	$(422,846)
Net realized capital gains on investments, net of federal income tax expense of $4,690, $2,669, and $3,160 in 2019, 2018 and 2017, respectively, and excluding $(1,365), $(1,116), and $(3,363) of net realized capital losses transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively	181,182	92,317	146,583

Net (loss) income	$(623,461)	$230,005	$(276,263)

See accompanying notes to statutory financial statements.

4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2016	$2,640	$1,665,625	$(700,017)	$968,248
Capital contribution from Nationwide Life Insurance Company	—	400,000	—	400,000
Net loss	—	—	(276,263)	(276,263)
Change in asset valuation reserve	—	—	(27,203)	(27,203)
Change in deferred income taxes	—	—	50,290	50,290
Change in nonadmitted assets	—	—	(19,635)	(19,635)
Change in liability for reinsurance in unauthorized companies	—	—	241	241
Change in net unrealized capital gains and losses, net of tax expense of $50,290	—	—	260,316	260,316
Aggregate write-ins for losses in surplus	—	—	(16,424)	(16,424)

Balance as of December 31, 2017	$2,640	$2,065,625	$(728,695)	$1,339,570
Capital contribution from Nationwide Life Insurance Company	—	565,000	—	565,000
Net income	—	—	230,005	230,005
Change in asset valuation reserve	—	—	(47,063)	(47,063)
Change in deferred income taxes	—	—	(121,296)	(121,296)
Change in nonadmitted assets	—	—	(24,894)	(24,894)
Change in net unrealized capital gains and losses, net of tax benefit of $(121,296)	—	—	(454,481)	(454,481)
Aggregate write-ins for losses in surplus	—	—	(19,130)	(19,130)

Balance as of December 31, 2018	$2,640	$2,630,625	$(1,165,554)	$1,467,711
Capital contribution from Nationwide Life Insurance Company	—	400,000	—	400,000
Net loss	—	—	(623,461)	(623,461)
Change in asset valuation reserve	—	—	(56,880)	(56,880)
Change in deferred income taxes	—	—	312,326	312,326
Change in nonadmitted assets	—	—	(99,681)	(99,681)
Change in net unrealized capital gains and losses, net of tax expense of $160,700	—	—	606,887	606,887
Aggregate write-ins for gains in surplus	—	—	208,860	208,860

Balance as of December 31, 2019	$2,640	$3,030,625	$(817,503)	$2,215,762

See accompanying notes to statutory financial statements.

5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2019	2018	2017
Cash flows from operating activities
Premiums collected, net of reinsurance	$6,820,740	$6,335,357	$5,653,679
Net investment income	983,656	747,901	564,948
Other revenue	234,347	221,766	204,453
Policy benefits and claims paid	(1,324,447)	(1,009,436)	(951,220)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,150,339)	(1,050,435)	(957,090)
Net transfers to separate accounts	(67,866)	(56,368)	(74,047)
Policyholders’ dividends paid	(618)	(749)	(780)
Federal income taxes recovered (paid)	59,985	(32,718)	26,894

Net cash provided by operating activities	$5,555,458	$5,155,318	$4,466,837

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds	$689,687	$691,111	$721,099
Mortgage loans	179,977	102,405	62,987
Derivative assets	13,944	—	—
Other invested assets and other	1,078,312	18,564	480,385

Investment proceeds	$1,961,920	$812,080	$1,264,471

Cost of investments acquired
Bonds	$(5,060,277)	$(5,390,102)	$(4,391,688)
Stocks	(35,794)	(2,526)	(3,213)
Mortgage loans	(1,349,352)	(1,222,136)	(1,137,055)
Derivative assets	(11)	(118,874)	(54,563)
Other invested assets and other	(121,489)	(413,810)	(128,374)

Investments acquired	$(6,566,923)	$(7,147,448)	$(5,714,893)

Net increase in policy loans	(24,202)	(18,960)	(20,675)

Net cash used in investing activities	$(4,629,205)	$(6,354,328)	$(4,471,097)

Cash flows from financing activities and miscellaneous sources
Capital contribution from Nationwide Life Insurance Company	$400,000	$565,000	$400,000
Net change in short-term debt	(385,895)	385,895	—
Net change in deposits on deposit-type contract funds and other insurance liabilities	55,004	606	(372)
Other cash provided (used)	154,846	(10,214)	141,528

Net cash provided by financing activities and miscellaneous sources	$223,955	$941,287	$541,156

Net increase (decrease) in cash, cash equivalents and short-term investments	$1,150,208	$(257,723)	$536,896
Cash, cash equivalents and short-term investments at beginning of year	685,683	943,406	406,510

Cash, cash equivalents and short-term investments at end of year	$1,835,891	$685,683	$943,406

Supplemental disclosure of non cash activity
Exchange of bond investment to bond investment	$475,838	$349,219	$107,137
Tax credit commitment liabilities	335	1,079	958
Capitalized interest on mortgage loans	4,211	3,160	1,332
Exchange of bond investment to equity investment	10,159	—	4,267

See accompanying notes to statutory financial statements.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company and a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, independent marketing organizations, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate majority parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed by 2020.

The Company’s wholly-owned, admitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a Vermont domiciled special purpose financial insurance company established for the purpose of assuming certain universal life and term life insurance policies from NLAIC.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), offers a securities-based lending product. This revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

The Company’s subsidiary, Olentangy, was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) at net admitted value which increased the subsidiary’s valuation, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus by $67,000 as of December 31, 2019 and 2018.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

There was no difference in the Company’s net income as a result of this permitted practice. A reconciliation of the Company’s capital and surplus between the National Association of Insurance Commissioners Accounting Practices and Procedures manual (“NAIC SAP”) and this permitted practice is shown below:

(in thousands)	SSAP #	F/S Page	State of Domicile	As of December 31, 2019	As of December 31, 2018
Capital and Surplus
Statutory Capital and Surplus			OH	$2,215,762	$1,467,710
State Permitted Practice:
Subsidiary valuation	20	3	VT	(67,000)	(67,000)

Statutory Capital and Surplus, NAIC SAP				$2,148,762	$1,400,710

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•

Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the National Association of Insurance Commissioners (“NAIC”) and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	policy acquisition costs on successful acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are credited or charged directly to capital and surplus;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

•	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1980 Commissioner’s Standard Ordinary (“CSO”) table at an interest rate of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. For Term life contracts issued in 2017 and after, the Company has calculated its reserves under Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products (“VM20”).

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For certain universal life and variable universal life contracts issued in 2017 and after, the Company has calculated its reserves under VM20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The Company has calculated its reserves for fixed annuity products with indexed crediting options, including those with withdrawal benefits, under Actuarial Guideline XXXIII “Determining CARVM Reserves for Annuity Contracts with Elective Benefits” and Actuarial Guideline XXXV “The Application of the Commissioners Annuity Reserve Method to Equity Indexed Annuities”.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation, and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. Government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investment in subsidiary. The investment in the Company’s wholly-owned admitted subsidiary, Olentangy, and the Company’s wholly-owned nonadmitted subsidiary, NWSBL, is recorded using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory capital and surplus, adjusted to report investments in surplus notes separately. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. Investments in affiliated companies are included in other invested assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates.

Other invested assets. Other invested assets consist primarily of investments in partnerships, limited liability companies and joint ventures. These investments are reported using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

14

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Subsequent Events

The Company evaluated subsequent events through April 9, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

15

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$17,941,148	$—	$17,941,148	85%
At book value less current surrender charge of 5% or more	871,462	—	871,462	4%
At fair value	6,194	306,373	312,567	1%

Total with market value adjustment or at fair value	$18,818,804	$306,373	$19,125,177	90%
At book value without adjustment (minimal or no charge or adjustment)	1,980,974	—	1,980,974	10%
Not subject to discretionary withdrawal	30,653	652	31,305	0%

Total, gross	$20,830,431	$307,025	$21,137,456	100%
Less: Reinsurance ceded	466,462	—	466,462

Total, net	$20,363,969	$307,025	$20,670,994

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$173,127	$—	$173,127

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$12,865,210	$—	$12,865,210	81%
At book value less current surrender charge of 5% or more	1,099,915	—	1,099,915	7%
At fair value	—	284,676	284,676	2%

Total with market value adjustment or at fair value	$13,965,125	$284,676	$14,249,801	90%
At book value without adjustment (minimal or no charge or adjustment)	1,518,620	—	1,518,620	10%
Not subject to discretionary withdrawal	28,730	582	29,312	0%

Total, gross	$15,512,475	$285,258	$15,797,733	100%
Less: Reinsurance ceded	94,942	—	94,942

Total, net	$15,417,533	$285,258	$15,702,791

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$192,671	$—	$192,671

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	0%
At book value less current surrender charge of 5% or more	94	—	94	0%
At fair value	—	74,131	74,131	85%

Total with market value adjustment or at fair value	$94	$74,131	$74,225	85%
At book value without adjustment (minimal or no charge or adjustment)	12,903	—	12,903	15%
Not subject to discretionary withdrawal	13	—	13	0%

Total, gross	$13,010	$74,131	$87,141	100%
Less: Reinsurance ceded	223	—	223

Total, net	$12,787	$74,131	$86,918

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$94	$—	$94

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	0%
At book value less current surrender charge of 5% or more	—	—	—	0%
At fair value	—	68,419	68,419	83%

Total with market value adjustment or at fair value	$—	$68,419	$68,419	83%
At book value without adjustment (minimal or no charge or adjustment)	13,923	—	13,923	17%
Not subject to discretionary withdrawal	—	—	—	0%

Total, gross	$13,923	$68,419	$82,342	100%
Less: Reinsurance ceded	253	—	253

Total, net	$13,670	$68,419	$82,089

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$—	$—	$—

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	0%
At fair value	—	—	—	0%

Total with market value adjustment or at fair value	$—	$—	$—	0%
At book value without adjustment (minimal or no charge or adjustment)	3,754	—	3,754	5%
Not subject to discretionary withdrawal	68,742	131	68,873	95%

Total, gross	$72,496	$131	$72,627	100%
Less: Reinsurance ceded	—	—	—

Total, net	$72,496	$131	$72,627

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	0%
At fair value	6,088	—	6,088	35%

Total with market value adjustment or at fair value	$6,088	$—	$6,088	35%
At book value without adjustment (minimal or no charge or adjustment)	435	—	435	2%
Not subject to discretionary withdrawal	10,969	192	11,161	63%

Total, gross	$17,492	$192	$17,684	100%
Less: Reinsurance ceded	—	—	—

Total, net	$17,492	$192	$17,684

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$20,367,910	$15,422,575
Supplemental contracts with life contingencies, net	8,846	8,628
Deposit-type contracts	72,496	17,492

Subtotal	$20,449,252	$15,448,695
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$381,156	$353,677
Other contract deposit funds	131	192

Subtotal	$381,287	$353,869

Total annuity actuarial reserves and deposit fund liabilities, net	$20,830,539	$15,802,564

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account—nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$538	$538	$—	$—	$—
Universal life	233,650	227,462	233,028	—	—	—
Universal life with secondary guarantees	2,167,349	1,621,461	4,482,682	—	—	—
Indexed universal life with secondary guarantees	2,345,226	1,713,577	2,170,661	—	—	—
Other permanent cash value life insurance	—	97,369	206,051	—	—	—
Variable life	155,904	141,510	379,988	1,254,378	1,123,147	1,326,506
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—

Subtotal	$4,902,129	$3,801,917	$7,472,948	$1,254,378	$1,123,147	$1,326,506
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	945,698	—	—	—
Accidental death benefits	—	—	79	—	—	—
Disability—active lives	—	—	28,454	—	—	—
Disability—disabled lives	—	—	32,365	—	—	—
Miscellaneous reserves	—	—	259,870	—	—	—

Total, gross	$4,902,129	$3,801,917	$8,739,414	$1,254,378	$1,123,147	$1,326,506
Less: reinsurance ceded	(510,388)	(416,953)	(2,223,339)	—	—	—

Total, net	$4,391,741	$3,384,964	$6,516,075	$1,254,378	$1,123,147	$1,326,506

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

	General account			Separate account - nonguaranteed
(in thousands)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$446	$446	$—	$—	$—
Universal life	233,016	225,768	232,007	—	—	—
Universal life with secondary guarantees	2,039,961	1,506,990	3,970,929	—	—	—
Indexed universal life with secondary guarantees	1,817,414	1,300,746	1,643,265	—	—	—
Other permanent cash value life insurance	—	83,301	181,868	—	—	—
Variable life	145,114	133,210	302,712	1,173,684	1,042,570	1,042,837
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	—	—	—	—

Subtotal	$4,235,505	$3,250,461	$6,331,227	$1,173,684	$1,042,570	$1,042,837
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	856,090	—	—	—
Accidental death benefits	—	—	74	—	—	—
Disability - active lives	—	—	20,653	—	—	—
Disability - disabled lives	—	—	22,692	—	—	—
Miscellaneous reserves	—	—	264,508	—	—	—

Total, gross	$4,235,505	$3,250,461	$7,495,244	$1,173,684	$1,042,570	$1,042,837
Less: reinsurance ceded	(156,561)	(156,561)	(2,151,657)	—	—	—

Total, net	$4,078,944	$3,093,900	$5,343,587	$1,173,684	$1,042,570	$1,042,837

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in thousands)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$6,303,449	$5,148,442
Disability - Disabled Lives, net	31,486	19,853
Miscellaneous Reserves Section, net	153,958	156,534

Subtotal	$6,516,075	$5,343,587
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$1,326,506	$1,042,837
Other contract deposit funds	—	—

Subtotal	$1,326,506	$1,042,837

Total annuity actuarial reserves and deposit fund liabilities, net	$7,842,581	$6,386,424

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$381,552	$—	$354,111	$—
Life insurance	1,457,721	—	1,173,683	—

Total	$1,839,273	$—	$1,527,794	$—

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in thousands)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$107	$388
2018	$147	$417
2017	$355	$434
2016	$108	$430
2015	$67	$492

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2019
Premiums, considerations or deposits	$—	$—	$—	$158,805	$158,805

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$1,707,792	$1,707,792

Total reserves	$—	$—	$—	$1,707,792	$1,707,792

By withdrawal characteristics:
At fair value	—	—	—	1,707,009	1,707,009

Subtotal	$—	$—	$—	$1,707,009	$1,707,009
Not subject to discretionary withdrawal	—	—	—	783	783

Total reserves[1]	$—	$—	$—	$1,707,792	$1,707,792

1

The total reserves balance does not equal the liabilities related to separate accounts of $1,839,273 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $131,481, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(in thousands)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2018
Premiums, considerations or deposits	$—	$—	$—	$164,744	$164,744

Reserves
For accounts with assets at:
Fair value	$—	$—	$—	$1,396,705	$1,396,705

Total reserves	$—	$—	$—	$1,396,705	$1,396,705

By withdrawal characteristics:
At fair value	—	—	—	1,395,932	1,395,932

Subtotal	$—	$—	$—	$1,395,932	$1,395,932
Not subject to discretionary withdrawal	—	—	—	773	773

Total reserves[1]	$—	$—	$—	$1,396,705	$1,396,705

1

The total reserves balance does not equal the liabilities related to separate accounts of $1,527,794 in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $131,089, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$158,805	$164,744	$150,298
Transfers from separate accounts	98,477	118,818	85,756

Net transfers to separate accounts	$60,328	$45,926	$64,542
Reconciling adjustments:
Exchange accounts offsetting in the general account	7,437	10,380	6,911
Other miscellaneous adjustments not included in the general account balance	(73)	(25)	149

Transfers as reported in the statutory statements of operations	$67,692	$56,281	$71,602

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$6,717	$406	$—	$7,123
States, territories and possessions	152,910	15,378	1,072	167,216
Political subdivisions	157,272	9,613	446	166,439
Special revenues	1,360,348	138,740	2,891	1,496,197
Industrial and miscellaneous	18,473,069	1,439,068	34,327	19,877,810
Loan-backed and structured securities	2,057,696	67,761	4,593	2,120,864

Total bonds	$22,208,012	$1,670,966	$43,329	$23,835,649

Common stocks	45,488	—	—	45,488
Preferred stocks	533	—	—	533

Total stocks	$46,021	$—	$—	$46,021

Total bonds and stocks	$22,254,033	$1,670,966	$43,329	$23,881,670

December 31, 2018
Bonds:
U.S. Government	$7,165	$337	$—	$7,502
States, territories and possessions	121,139	4,713	786	125,066
Political subdivisions	97,023	1,404	970	97,457
Special revenues	1,087,645	47,226	8,462	1,126,409
Industrial and miscellaneous	15,221,232	110,980	520,935	14,811,277
Loan-backed and structured securities	1,302,939	12,959	20,356	1,295,542

Total bonds	$17,837,143	$177,619	$551,509	$17,463,253

Common stocks	8,505	—	—	8,505

Total bonds and stocks	$17,845,648	$177,619	$551,509	$17,471,758

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $5,344 and $5,364 as of December 31, 2019 and 2018, respectively.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$197,339	$198,396
Due after one year through five years	1,922,353	1,988,554
Due after five years through ten years	10,454,008	11,098,680
Due after ten years	7,576,616	8,429,155

Total bonds excluding loan-backed and structured securities	$20,150,316	$21,714,785
Loan-backed and structured securities	2,057,696	2,120,864

Total bonds	$22,208,012	$23,835,649

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	24,343	1,072	—	—	24,343	1,072
Political subdivisions	37,145	446	—	—	37,145	446
Special revenues	192,756	2,891	—	—	192,756	2,891
Industrial and miscellaneous	533,163	9,424	456,647	35,634	989,810	45,058
Loan-backed and structured
securities	182,369	978	62,344	3,804	244,713	4,782

Total bonds	$969,776	$14,811	$518,991	$39,438	$1,488,767	$54,249

Common stocks	2,756	34	—	—	2,756	34

Total bonds and stocks	$972,532	$14,845	$518,991	$39,438	$1,491,523	$54,283

December 31, 2018
Bonds:
U.S. Government	$118	$—	$—	$—	$118	$—
States, territories and possessions	57,458	786	—	—	57,458	786
Political subdivisions	38,455	970	—	—	38,455	970
Special revenues	292,258	4,780	92,161	3,682	384,419	8,462
Industrial and miscellaneous	8,878,353	377,880	1,928,417	170,713	10,806,770	548,593
Loan-backed and structured
securities	621,355	10,630	239,159	9,964	860,514	20,594

Total bonds	$9,887,997	$395,046	$2,259,737	$184,359	$12,147,734	$579,405

Common stocks	103	56	—	—	103	56

Total bonds and stocks	$9,888,100	$395,102	$2,259,737	$184,359	$12,147,837	$579,461

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in thousands)	2019	2018
Amortized cost:
Loans with non-specific reserves	$5,713,023	$4,539,306
Loans with specific reserves	626	757

Total amortized cost	$5,713,649	$4,540,063

Valuation allowance:
Non-specific reserves	$32,227	$16,530
Specific reserves	210	210

Total valuation allowance[1]	$32,437	$16,740

Mortgage loans, net of allowance	$5,681,212	$4,523,323

1

Changes in the valuation allowance are due to portfolio growth and current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in thousands)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,048,350	$59,784	$2,108,134	$2,086,850	$21,284	$2,108,134
Industrial	1,052,017	—	1,052,017	1,052,017	—	1,052,017
Office	995,423	—	995,423	994,797	626	995,423
Retail	1,344,681	—	1,344,681	1,344,681	—	1,344,681
Other	213,394	—	213,394	213,394	—	213,394

Total	$5,653,865	$59,784	$5,713,649	$5,691,739	$21,910	$5,713,649

Weighted average DSC ratio	2.08	1.34	2.07	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	92%	61%

December 31, 2018
Apartment	$1,451,089	$40,537	$1,491,626	$1,469,989	$21,637	$1,491,626
Industrial	922,669	—	922,669	922,669	—	922,669
Office	856,196	—	856,196	852,994	3,202	856,196
Retail	1,103,538	6,485	1,110,023	1,110,023	—	1,110,023
Other	159,549	—	159,549	159,549	—	159,549

Total	$4,493,041	$47,022	$4,540,063	$4,515,224	$24,839	$4,540,063

Weighted average DSC ratio	2.05	1.28	2.04	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	92%	61%

Loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated. Based on underwriting criteria and ongoing assessment of the collateral properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 26% in a geographic region in the U.S. and no more than 1.2% and 1.5%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 and 2018 were 12% and 3% and 11.0% and 3.3%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 93.0% and 94.0%, respectively. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $91,407 and $127,477 as of December 31, 2019 and 2018, respectively. The Company held $70,208 and $94,300 in cash collateral on securities lending in the general account as of December 31, 2019 and 2018, respectively. The carrying value and fair value of reinvested collateral assets was $70,288 and $94,468 and had a contractual maturity of under 30 days as of December 31, 2019 and 2018. The fair value of bonds acquired with reinvested collateral assets was $71,694 and $96,357 as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company had received $23,394 and $36,392 in non-cash collateral at fair value on securities lending as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2019	2018	2017
Bonds	$793,003	$615,397	$475,864
Mortgage loans	210,145	162,817	110,028
Policy loans	5,242	4,050	3,195
Derivative instruments	16,409	11,425	6,781
Other	21,630	9,879	2,727

Gross investment income	$1,046,429	$803,568	$598,595
Investment expenses	(27,338)	(20,863)	(15,919)

Net investment income	$1,019,091	$782,705	$582,676

Investment income due and accrued that was nonadmitted was immaterial as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2019	2018	2017
Gross gains on sales	$1,357	$1,409	$11,639
Gross losses on sales	(2,753)	(6,108)	(10,597)

Net realized (losses) gains on sales	$(1,396)	$(4,699)	$1,042
Net realized derivative gains	186,891	99,294	147,248
Other-than-temporary impairments	(988)	(725)	(1,910)

Total net realized capital gains	$184,507	$93,870	$146,380
Tax (expense) benefit on net gains (losses)	(4,690)	(2,669)	(3,160)

Net realized capital gains, net of tax	$179,817	$91,201	$143,220
Less: Realized losses transferred to the IMR	(1,365)	(1,116)	(3,363)

Net realized capital gains, net of tax and transfers to the IMR	$181,182	$92,317	$146,583

For the year ended December 31, 2019, the gross realized gains and gross realized losses on sales of bonds were $1,337 and $2,750, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $1,250 and $3,147, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $6,639 and $10,597, respectively.

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2019, 2018 and 2017.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $199,771 and $188,876 as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there was $201,680 and $3,940 of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2019 and 2018, there was $101,000 and $196,634 of outstanding commitments to purchase bonds, respectively. As of December 31, 2019 and 2018, there was $0 and $4,261 of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure. As of December 31, 2019 and 2018, the Company did not hold any interest rate contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in thousands)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Cross currency swaps	$1,017,460	$17,227	$42,923	$(5,913)	$617
Options	23,535,106	1,380,228	1,380,228	—	331
Total return swaps	759,943	(915)	15	(930)	(458)
Futures	695,220	—	—	—	—

Total derivatives[1]	$26,007,729	$1,396,540	$1,423,166	$(6,843)	$490

December 31, 2018
Cross currency swaps	$811,930	$31,143	$38,636	$(10,190)	$729
Options	17,405,959	436,843	436,843	—	188
Futures	338,737	—	—	—	—

Total derivatives[1]	$18,556,626	$467,986	$475,479	$(10,190)	$917

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2019 and 2018.

Of the $1,423,166 and $475,479 of fair value of total derivative assets as of December 31, 2019 and 2018, $6,297 and $8,447, respectively, are subject to master netting agreements. The Company received $1,422,337 and $455,446 of cash collateral, respectively and held an immaterial amount of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $6,843 and $10,190 of fair value of total derivative liabilities as of December 31, 2019 and 2018, $6,297 and $8,447, respectively, are subject to master netting agreements. The Company posted $505 and $1,815 of cash collateral, respectively and held an immaterial amount of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. In addition, the Company posted initial margin on derivative instruments of $28,159 and $15,534 as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in thousands)	2019	2018	2017	2019	2018	2017
Options	$92,950	$146,401	$64,737	$752,810	$(565,905)	$304,451
Cross-currency swaps	—	—	—	(13,916)	34,794	(37,139)
Total return swaps	(12,830)	—	—	(915)	—	—
Futures	106,771	(47,107)	82,511	24,556	(17,189)	10,361

Total	$186,891	$99,294	$147,248	$762,535	$(548,300)	$277,673

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(7)	Fair Value Measurements

The following table summarizes assets held at fair value as of December 31, 2019:

(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Bonds:
Industrial and miscellaneous	$—	$—	$166	$166
Common stocks	2,756	42,732	—	45,488
Derivative assets	—	15	1,380,228	1,380,243
Separate account assets	1,839,273	—	—	1,839,273

Assets at fair value	$1,842,029	$42,747	$1,380,394	$3,265,171

Liabilities
Derivative liabilities	$—	$930	$—	$930

Liabilities at fair value	$—	$930	$—	$930

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2019:

(in thousands)	Bonds	Derivative assets	Assets at fair value
Balance as of December 31, 2018	$171	$436,843	$437,014
Net gains (losses):
In operations	—	92,950	92,950
In surplus	(1,497)	752,810	751,313
Purchases	(131)	370,442	370,311
Issuances	—	(92,598)	(92,598)
Sales	(502)	(180,219)	(180,721)
Transfers into Level 3	9,424	—	9,424
Transfers out of Level 3	(7,299)	—	(7,299)

Balance as of December 31, 2019	$166	$1,380,228	$1,380,394

Transfers out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

The following table summarizes assets held at fair value as of December 31, 2018:

(in thousands)	Level 1	Level 2	Level 3	Total
Bonds:
Industrial and miscellaneous	$—	$332	$171	$503
Common stocks	2,735	5,770	—	8,505
Derivative assets	—	—	436,843	436,843
Separate account assets	1,527,794	—	—	1,527,794

Assets at fair value	$1,530,529	$6,102	$437,014	$1,973,645

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2018:

(in thousands)	Common Stocks	Bonds	Derivative assets	Assets at fair value
Balance as of December 31, 2017	$3,400	$178	$791,992	$795,570
Net gains (losses):
In operations	—	—	146,401	146,401
In surplus	—	5	(565,905)	(565,900)
Purchases	—	—	64,355	64,355
Sales	—	(12)	—	(12)
Transfers out of Level 3	(3,400)	—	—	(3,400)

Balance as of December 31, 2018	$—	$171	$436,843	$437,014

Transfers out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value				Carrying value
(in thousands)	Level 1	Level 2	Level 3	Total fair value
December 31, 2019
Assets
Bonds[1]	$668,565	$22,845,832	$321,086	$23,835,483	$22,207,846
Preferred stocks		533	—	533	533
Mortgage loans, net of allowance	—	—	5,777,551	5,777,551	5,681,212
Policy loans	—	—	127,747	127,747	127,747
Derivative assets	—	42,923	—	42,923	28,565
Short-term investments	186,000	1,633,506	—	1,819,506	1,819,506
Securities lending collateral assets	70,288	—	—	70,288	70,288

Total assets	$924,853	$24,522,794	$6,226,384	$31,674,031	$29,935,697

Liabilities
Derivative liabilities	$—	$5,913	$—	$5,913	$11,338
Investment contracts	—	—	22,358,799	22,358,799	20,425,305

Total liabilities	$—	$5,913	$22,358,799	$22,364,712	$20,436,643

December 31, 2018
Assets
Bonds[1]	$493,839	$16,808,867	$160,044	$17,462,750	$17,836,640
Mortgage loans, net of allowance	—	—	4,400,828	4,400,828	4,523,323
Policy loans	—	—	103,546	103,546	103,546
Derivative assets	—	38,636	—	38,636	36,480
Short-term investments	71,200	423,146	—	494,346	494,346
Securities lending collateral assets	94,468	—	—	94,468	94,468

Total assets	$659,507	$17,270,649	$4,664,418	$22,594,574	$23,088,803

Liabilities
Derivative liabilities	$—	$10,190	$—	$10,190	$5,337
Investment contracts	—	—	16,448,704	16,448,704	15,438,783

Total liabilities	$—	$10,190	$16,448,704	$16,458,894	$15,444,120

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and was effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The IRS and the Company were in the process of finalizing inputs to these valuations, which included further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities were subject to change. The Company recorded $40,000 of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in an immaterial increase in deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$325,573	12,744	338,317
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$325,573	$12,744	$338,317
Less: Deferred tax assets nonadmitted	81,783	5,596	87,379

Net admitted deferred tax assets	$243,790	$7,148	$250,938
Less: Deferred tax liabilities	184,720	1,971	186,691

Net admitted deferred tax assets	$59,070	$5,177	$64,247

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$298,748	$11,073	$309,821
Statutory valuation allowance adjustment	(111,930)	(9,984)	(121,914)

Adjusted gross deferred tax assets	$186,818	$1,089	$187,907
Less: Deferred tax assets nonadmitted	—	—	—

Net admitted deferred tax assets	$186,818	$1,089	$187,907
Less: Deferred tax liabilities	186,818	1,089	187,907

Net admitted deferred tax assets	$—	$—	$—

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2019	2018	Change
Adjusted gross deferred tax assets	$338,317	$187,907	$150,410
Total deferred tax liabilities	(186,691)	(187,907)	1,216

Net deferred tax assets	$151,626	$—	$151,626
Less: Tax effect of unrealized losses			(160,700)

Change in deferred income tax			$312,326

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$2,263	$2,263
Adjusted gross deferred tax assets expected to be realized[1]	59,070	2,914	61,984
Adjusted gross deferred tax assets offset against existing
gross deferred tax liabilities	184,720	1,971	186,691

Admitted deferred tax assets	$243,790	$7,148	$250,938

	December 31, 2018
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	—	—	—
Adjusted gross deferred tax assets offset against existing
gross deferred tax liabilities	186,818	1,089	187,907

Admitted deferred tax assets	$186,818	$1,089	$187,907

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the year ended December 31, 2018, the threshold limitation for adjusted capital and surplus was not applicable as the Company reported a full valuation allowance. For the year ended December 31, 2019, the threshold limitation for adjusted capital and surplus was $322,727.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $2,151,514 as of December 31, 2019. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 857% as of December 31, 2019. As of December 31, 2018, this was not applicable as the Company reported a full valuation allowance.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	41.63%	3.18%	44.81%
Net admitted adjusted gross deferred tax assets	24.21%	33.00%	57.21%

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The Company’s tax planning strategies included the use of affiliated reinsurance for the year ended December 31, 2019. The Company’s tax planning strategies did not include the use of reinsurance for the year ended December 31, 2018.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2019 and 2018.

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$188,049	$182,098	$5,951
Investments	2,511	2,681	(170)
Deferred acquisition costs	129,431	107,956	21,475
Policyholders’ dividends accumulation	204	210	(6)
Receivables - nonadmitted	561	—	561
Tax credit carry-forward	41	1,276	(1,235)
Other	4,776	4,527	249

Subtotal	$325,573	$298,748	$26,825

Statutory valuation allowance adjustment	—	111,930	(111,930)
Nonadmitted	81,783	—	81,783

Admitted ordinary deferred tax assets	$243,790	$186,818	$56,972

Capital:
Investments	12,744	11,073	1,671

Subtotal	$12,744	$11,073	$1,671

Statutory valuation allowance adjustment	—	9,984	(9,984)
Nonadmitted	5,596	—	5,596

Admitted capital deferred tax assets	$7,148	$1,089	$6,059

Admitted deferred tax assets	$250,938	$187,907	$63,031

Deferred tax liabilities
Ordinary:
Investments	$(5,264)	$(7,613)	$2,349
Deferred and uncollected premium	(11,417)	(11,230)	(187)
Future policy benefits and claims	(35,850)	(34,778)	(1,072)
Permitted practice trust assets	(132,189)	(133,197)	1,008

Subtotal	$(184,720)	$(186,818)	$2,098

Capital:
Investments	(1,971)	(1,089)	(882)

Subtotal	$(1,971)	$(1,089)	$(882)

Deferred tax liabilities	$(186,691)	$(187,907)	$1,216

Net deferred tax assets	$64,247	$—	$64,247

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets as of December 31, 2019. Therefore, no valuation allowance has been established as of December 31, 2019. The Company reported a full valuation allowance as of December 31, 2018 based on the Company’s analysis that it was not likely the Company would be able to generate sufficient taxable income to enable the Company to realize all deferred tax assets as of December 31, 2018.

33

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2019	2018	2017
Current income tax expense (benefit)	$125,266	$(69,646)	$41,037
Change in deferred income tax (without tax on unrealized gains and losses)	(312,326)	121,296	(50,290)

Total income tax (benefit) expense reported	$(187,060)	$51,650	$(9,253)

(Loss) income before income and capital gains taxes	$(498,196)	$160,359	$(235,226)
Federal statutory tax rate	21%	21%	35%

Expected income tax (benefit) expense at statutory tax rate	$(104,621)	$33,676	$(82,329)
(Decrease) increase in actual tax reported resulting from:
Initial ceding commission and expense allowance	43,861	(4,018)	(5,748)
Dividends received deduction	(993)	(292)	(2,926)
Change in tax reserves	—	28	(704)
Deferred tax benefit on nonadmitted assets	(3,043)	(5,860)	(6,816)
Tax adjustment for IMR	453	624	(83)
Tax credits	(936)	(445)	(236)
Change in valuation allowance	(121,915)	31,936	(27,764)
Impact of enacted tax law changes[1]	—	(4,375)	116,512
Disregarded entity adjustment	542	468	630
Other	(408)	(92)	211

Total income tax (benefit) expense reported	$(187,060)	$51,650	$(9,253)

1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $2,263 and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in thousands)	Amount	Origination	Expiration
Business credits	$41	2018	2038

34

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Assignment Company
AGMC Reinsurance, Ltd	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Property and Casualty Ins. Company
Eagle Captive Reinsurance, LLC	Nationwide Retirement Solutions, Inc.
Freedom Specialty Insurance Company	Nationwide Member Solutions Agency, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NWD Investment Management, Inc.
Harleysville Insurance Company of New Jersey	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Insurance Company of New York	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Lake States Insurance Company	Riverview International Group, Inc.
Harleysville Preferred Insurance Company	Scottsdale Indemnity Company
Harleysville Worcester Insurance Company	Scottsdale Insurance Company
NBS Insurance Agency, Inc.	Scottsdale Surplus Lines Insurance Company
Jefferson National Financial Corporation	THI Holdings (Delaware), Inc.
Jefferson National Securities Corporation	Titan Auto Insurance of New Mexico, Inc.
JNF Advisors, Inc.	Titan Indemnity Company
Lone Star General Agency, Inc.	Titan Insurance Company
National Casualty Company	Titan Insurance Services, Inc.
Nationwide Advantage Mortgage Company	V.P.I. Services, Inc.
Nationwide Affinity Insurance Company of America	Veterinary Pet Insurance Company
Nationwide Agribusiness Insurance Company	Victoria Fire & Casualty Company
Nationwide Assurance Company	Victoria National Insurance Company
Nationwide Cash Management Company	Victoria Select Insurance Company
Nationwide Corporation

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

35

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(9)	Federal Home Loan Bank Funding Agreement

During March 2019, the Company became a member of the Federal Home Loan Bank of Cincinnati (“FHLB”). Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4,000,000 to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread lending strategy, consistent with its other investment spread operations. As such, the Company will apply Statements of Statutory Accounting Principles (“SSAP”) No. 52 – Deposit-Type Contracts accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15 – Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB common stock plus additional stock based on outstanding advances. The Company has $30,000 in membership stock and as part of the agreement, purchased and held an additional $1,000 in activity stock as of December 31, 2019, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $50,025 as of December 31, 2019, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $55,860 (0.2% of total admitted assets) as of December 31, 2019, which are included in bonds and mortgage loans on the statutory statement of admitted assets, liabilities, capital and surplus.

Additionally, through its membership, the Company has access to borrow up to $300,000 from the FHLB. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had no amounts outstanding under the agreement as of December 31, 2019.

(10)	Reinsurance

The Company has an intercompany reinsurance agreement with its wholly owned subsidiary, Olentangy, whereby the Company cedes a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies are ceded to a reinsurance pool that includes Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members have joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL exits the Reinsurance Pool and Olentangy becomes solely liable. The Company has recorded an aggregate write-in for gains and losses in surplus, which is being amortized into operations in future periods as earnings emerge from the business reinsured.

Amounts ceded to Olentangy under the reinsurance agreement during 2019, 2018 and 2017 included premiums of $100,399, $91,373 and $103,468, respectively, benefits and claims of $53,001, $78,684 and $58,514, respectively, and net investment earnings on funds withheld assets of $50,188, $47,028 and $46,426, respectively. In order for the Company to record a reinsurance reserve credit of $1,711,896 as of December 31, 2019 for the ceded block, the Company is holding assets in funds withheld for the benefit of the Reinsurance Pool with a book adjusted carrying value and fair value of $1,071,342 and $1,197,424, respectively. As of December 31, 2018, the book adjusted carrying value and fair value of the funds withheld assets was $992,502 and $979,492, respectively. The Reinsurance Pool has also established a trust account for the benefit of the Company which had a fair value of $650,529 and $635,632 as of December 31, 2019 and 2018, respectively. To maintain the full reserve credit as of December 31, 2018, the Company placed additional assets in the funds withheld for the benefit of the Reinsurance Pool, increasing the fair value of funds withheld assets to $1,021,397 as of January 31, 2019.

36

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Effective December 31, 2019, the Company entered into a 100% coinsurance agreement with funds withheld with an affiliate, Eagle Captive Reinsurance, LLC (“Eagle”), to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Amounts ceded to Eagle under this arrangement on December 31, 2019 included premiums of $94,533 and GLWB rider reserve obligations of $381,110. Eagle, a wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company that applies a prescribed practice which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approval by the Department. In addition, NLAIC established a funds withheld account, consisting of bonds and short-term investments, for the benefit of Eagle with a book adjusted carrying value of $94,533 as of December 31, 2019, the amount equal to Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As a result of the reinsurance agreement, the Company recognized an initial surplus gain of $226,396, representing the after-tax amount of net ceded premiums and change in ceded GLWB rider reserve obligations. This initial surplus gain was recorded on the 2019 statutory statements of changes in capital and surplus as an aggregate write-in for gains in surplus, from the 2019 statutory statements of operations increase in reserves for future policy benefits and claims, and will be amortized into operations in future periods.

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder.

Amounts ceded to NLIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include considerations of $13,734, $13,993 and $23,825, respectively, net investment income of $48,603, $57,715 and $84,236, respectively, and benefits, change in reserves and other expenses of $250,773, $358,041 and $565,714, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246,315), $(351,619) and $(553,140), respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Amounts recoverable as of December 31, 2019 and 2018 related to this contract were $418 and $5,465, respectively. Policy reserves under this agreement totaled $1,221,683 and $1,420,693 as of December 31, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $38,711 and $40,369 as of December 31, 2019 and 2018, respectively. Total premiums ceded under this treaty were $10,507, $8,464 and $8,825 during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $157,205 and $156,705 as of December 31, 2019 and 2018, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $439,968, and $451,804, respectively. The three largest contracts are with Security Life of Denver Insurance Company (“SLD”), Reinsurance Group of America, Incorporated (“RGA”), and Scottish Re Group Limited (“SRG”), in Rehabilitation, as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 were $175,757 and $174,526, respectively, from SLD, $149,255 and $148,507, respectively, from RGA, and $62,186 and $70,621, respectively, from SRG, in Rehabilitation. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SRG, in Rehabilitation, has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

37

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(11)	Transactions with Affiliates

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $137,860, $142,343 and $117,174, respectively.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company made payments to NMIC of $6,825, $6,128 and $5,909, respectively.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $8,808 and $10,034, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $1,062,865, $906,119 and $935,442, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $2,864, $2,747 and $2,557, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018 and 2017, the most the Company had outstanding at any given time was $65,000 and $30,000, respectively, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $1,633,506 and $423,146 as of December 31, 2019 and 2018, respectively.

During 2019, 2018 and 2017, the Company received additional capital contributions of $400,000, $565,000 and $400,000, respectively, from NLIC. On March 30, 2020, the Company received an additional capital contribution of $50,000 from NLIC.

During 2018, the Company made a surplus contribution to Olentangy of $11,000.

During 2018, the Company formed NWSBL with a $1,000 contribution. On September 19, 2019, the Company made an additional contribution of $2,000 to NWSBL. The entire investment in NWSBL was nonadmitted as of December 31, 2018 and 2019. On February 27, 2020, the Company made an additional contribution of $4,000 to NWSBL.

On March 1, 2017, the Company provided an unsecured promissory note in the amount of $119,000 to NLIC, which was repaid in full during the year of 2017.

38

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

During 2018, Nationwide Trust Company, FSB (formerly Nationwide Bank) (“NTC”) borrowed $165,000 (“Note I”) from the Company at an interest rate of 3.58% and due date of March 28, 2019. As of December 31, 2018, $165,000 was outstanding. During 2019, NTC made payments of principal and interest, and, as of March 28, 2019, Note I was repaid in full when the Company and NTC executed a $123,000 replacement unsecured promissory note (“Note II”) with an interest rate of 1-month LIBOR plus 0.785% and a maturity date of March 26, 2020. Successively, NTC made payments of principal and interest on Note II, and, as of December 18, 2019, Note II was repaid in full when the Company and NTC executed a $115,000 replacement unsecured promissory note (“Note III”) with an interest rate of 1-month LIBOR plus 0.785% and a maturity date of March 26, 2020. As of December 31, 2019, $115, 000 was outstanding on Note III. On March 26, 2020, Note III matured and was paid in full, with interest, by NTC and the Company and NTC executed a replacement unsecured promissory note (“Note IV”) with a maximum principal sum of $180,000 with an interest rate of 1-month LIBOR plus 0.785% and a maturity date of up to 364 days after the date of the agreement. NTC made an initial draw of $115,000 on Note IV.

During 2018, the Company borrowed $340,100 from NLIC at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. As of December 31, 2018, $340,100 was outstanding. During 2019, the Company made payments of principal and interest, and, as of March 21, 2019, the promissory notes were repaid in full.

On December 5, 2018, NFS and the Company entered into a promissory note, where the Company borrowed $45,000 from NFS at 3-month LIBOR plus 0.785% maturing March 5, 2019. As of December 31, 2018, $45,000 was outstanding. This note was fully repaid on March 5, 2019.

On December 6, 2018, the Company and NWSBL entered into a promissory note, where NWSBL borrowed $77,500 from the Company at 3-month LIBOR plus 1.25% maturing March 6, 2019. During 2018, NWSBL made payments of principal and interest, and, as of December 31, 2018, $71,200 was outstanding. This note was fully repaid on March 6, 2019 when the Company and NWSBL executed a $550,000 replacement unsecured promissory note and revolving line of credit agreement (LOC I) with an interest rate of 1-month LIBOR plus 1.25% and a maturity date of up to 364 days after the date of the agreement and NWSBL made an initial draw of $71,000. As of December 31, 2019, $71,000 was outstanding. On March 4, 2020, NWSBL repaid the initial draw on LOC I in full, with interest, when the Company and NWSBL executed a successor $550,000 replacement promissory and revolving line of credit agreement (“LOC II”) with an interest rate of 1-month LIBOR plus 1.25% and a maturity date of up to 364 days after the date of the agreement. NWSBL made an initial draw on LOC II of $71,000.

During 2018, the Company acquired $45,576 of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $21,730 and $31,607 as of December 31, 2019 and 2018, respectively. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

39

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended 2019, 2018 and 2017, the Company did not pay any dividends to NLIC. The Company’s statutory capital and surplus as of December 31, 2019 was $2,215,762 and statutory net loss for 2019 was $623,461. Due to the Company’s unassigned deficit as of December 31, 2019, any dividend paid by the Company in 2020 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

40

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule I Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019 (in thousands):

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$1,724	$1,877	$1,724
U.S Government and agencies	14,332	17,533	14,332
Obligations of states and political subdivisions	1,676,192	1,833,812	1,676,192
Public utilities	2,623,516	2,790,956	2,614,205
All other corporate, mortgage-backed and asset-backed securities	17,908,277	19,191,471	17,901,559

Total fixed maturity securities	$22,224,041	$23,835,649	$22,208,012

Equity securities:
Common stocks:
Banks, trust and insurance companies	43,791	45,488	45,488
Nonredeemable preferred stocks	533	533	533

Total equity securities	$44,324	$46,021	$46,021

Mortgage loans[1]	5,713,649		5,681,212
Short-term investments	1,835,891		1,835,891
Policy loans[2]	127,760		127,747
Other long-term investments[3]	1,751,205		1,751,205

Total invested assets	$31,696,870		$31,650,088

1	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
2	Difference from Column B is attributable to $13 of policy loans classified as nonadmitted assets.
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $99,554 are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

41

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule IV Reinsurance

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in thousands):

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2019
Life insurance in force	$177,759,861	$(60,847,463)	$1,111	$116,913,509	—
Life insurance premiums[1]	$1,555,307	$(207,800)	$—	$1,347,507	—
2018
Life insurance in force	$161,927,613	$(59,982,086)	$1,111	$101,946,638	—
Life insurance premiums[1]	$1,365,425	$(191,845)	$—	$1,173,580	—
2017
Life insurance in force	$147,308,191	$(59,307,071)	$1,111	$88,002,231	—
Life insurance premiums[1]	$1,272,909	$(199,102)	$—	$1,073,807	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

42

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements (in thousands)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017 (in thousands):

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts[1]	Deductions	Balance at end of period
2019
Valuation allowances - mortgage loans	$16,740	$15,697	$—	$—	$32,437
Valuation allowances - net deferred tax assets	121,914	—	(121,914)	—	—
2018
Valuation allowances - mortgage loans	$13,931	$2,809	$—	$—	$16,740
Valuation allowances - net deferred tax assets	89,978	—	31,936	—	121,914
2017
Valuation allowances - mortgage loans	$9,102	$4,829	$—	$—	$13,931
Valuation allowances - net deferred tax assets	117,742	—	(27,764)	—	89,978

1	Amounts related to net deferred tax assets are recognized through surplus. The net admitted deferred tax balance as of December 31, 2019, 2018, and 2017 was $64,247, $0 and $0, respectively.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

43

PART C. OTHER INFORMATION
Item 26. Exhibits
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-121878) on January 6, 2005, as document "item26a.txt," and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1313581/000119090305000016/exhibita.txt
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1299473/000119090304000780/item26c.txt
d)	Contract – Filed previously with registration statement (333-223705) on June 29, 2018 as document "d840279dex99d.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1313581/000119312518209179/d840279dex99d.htm
e)	Applications – Filed previously with registration statement (333-223705) on June 29, 2018 as document "d840279dex99e.htm " and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1313581/000119312518209179/d840279dex99e.htm
f)	Depositor's Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/926998/000119090309001827/exhibitf1.htm
2)	Amended and Restated Code of Regulations of Nationwide Life and Annuity Insurance Company. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/926998/000119090309001827/exhibitf2.htm
3)	Articles of Merger of Nationwide Life and Annuity Company of America with and into Nationwide Life and Annuity Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164123) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/926998/000119090309001827/exhibitf3.htm
g)	Reinsurance Agreements -
1)	Automatic and Facultative Modified Coinsurance Reinsurance Agreement with M Life Insurance Company dba M Financial Re, dated January 1, 2008, filed previously with registration statement (333-146650) on April 27, 2011 as document "ex99g1.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1313581/000119090311000431/ex99g1.htm
2)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011 with registration statement (333-156020), as Exhibit (g) (3) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1299473/000119090311000306/scorreinsuranceagmt.htm
3)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company Atlanta, Georgia, dated January 19, 2005, previously filed on April 12, 2012 with registration statement (333-146073), as Exhibit (g) (2) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000472/munichreinsurancecontract.htm

4)	Automatic and Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g) (1) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1299473/000119090311000294/rgareinsuranceagmt.htm
5)	Automatic and Facultative Yearly Renewable Term Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g) (4) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1299473/000119090311000294/gencoloreinsuranceagmt.htm
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000470/dfafpa.htm
8)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS

Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/dwsfpa.htm
10)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
14)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
15)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
16)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
17)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
18)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/mfundfpa99h10.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm

https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
22)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
23)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
24)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
26)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
27)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
28)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
29)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
30)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
31)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
32)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockasa.htm
7)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawareasa.htm
8)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000470/dfafpa.htm
9)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusasa99i3.htm

10)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/dwsfpa.htm
11)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedasa99i4a.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedasa99i4b.htm
13)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiiasa99i5a.htm
14)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiiasa99i5b.htm
15)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankasa99i6.htm
16)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsasa.htm
17)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusasa99i7.htm
18)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettasa.htm
19)	Fund Participation Agreement with M Fund, Inc. and M Financial Investment Advisers, Inc. dated May 1, 2007. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundfpa99h10.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/mfundfpa99h10.htm
20)	Administrative Service Agreement with M Fund, Inc. dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfundasa99i8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/mfundasa99i8.htm
21)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm

https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b39.htm
22)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwasa99i10.htm
23)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
24)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
25)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312513162459/d470080dex99i24.htm
26)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenasa99i12.htm
27)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcoasaa.htm
28)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcoasab.htm
29)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
30)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/troweasa99i13.htm
31)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univasa99i14.htm
32)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckasa.htm

33)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedasa.htm
34)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargoasa.htm
35)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamasa.htm
36)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926i36.htm
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-223705) on March 16, 2018 and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1313581/000119312518085169/d476497dex99k.htm
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1041357/000119090309001711/exhibit_26q.htm
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic

Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4

Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life and Annuity Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life and Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide VL Separate Account-G
(Registrant)
Nationwide Life and Annuity Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact